The Income Fund of America®
Investment portfolio
April 30, 2024
unaudited

Common stocks 69.68% Financials 13.50%	Shares	Value (000)
JPMorgan Chase & Co.	13,421,292	$2,573,399
CME Group, Inc., Class A	6,038,143	1,265,836
Goldman Sachs Group, Inc.	2,365,455	1,009,363
Fifth Third Bancorp	27,634,513	1,007,554
BlackRock, Inc.	1,082,053	816,560
Brookfield Asset Management, Ltd., Class A	20,433,404	780,352
Ares Management Corp., Class A	4,990,000	664,119
Apollo Asset Management, Inc.	5,915,679	641,141
Carlyle Group, Inc. (The)	13,610,386	609,745
Synchrony Financial	11,302,951	497,104
CaixaBank, SA, non-registered shares	86,336,209	454,757
Royal Bank of Canada[1]	4,457,282	431,239
Blackstone, Inc.	2,930,100	341,679
Morgan Stanley	3,483,267	316,420
ING Groep NV	19,952,680	314,223
AXA SA	8,745,976	301,141
Progressive Corp.	1,315,000	273,849
Banco Bilbao Vizcaya Argentaria, SA	25,232,000	272,197
Mizuho Financial Group, Inc.	12,992,700	250,534
Zurich Insurance Group AG	516,852	248,754
American International Group, Inc.	2,796,400	210,597
Qualitas Controladora, SAB de CV	15,535,502	203,159
Bank of Montreal	2,067,045	184,640
Citigroup, Inc.	3,000,000	183,990
China Merchants Bank Co., Ltd., Class A	37,748,172	178,642
B3 SA - Brasil, Bolsa, Balcao	81,826,000	170,031
Manulife Financial Corp.	6,569,285	153,227
3i Group PLC	4,110,000	146,489
Fidelity National Information Services, Inc.	2,000,000	135,840
Principal Financial Group, Inc.	1,650,000	130,581
Tokio Marine Holdings, Inc.	4,049,600	127,159
Toronto-Dominion Bank (The) (CAD denominated)	2,001,549	118,742
DBS Group Holdings, Ltd.	4,634,630	118,522
T&D Holdings, Inc. (Japan)	6,740,400	109,658
Power Corporation of Canada, subordinate voting shares	3,960,253	105,519
Great-West Lifeco, Inc.	3,552,477	105,053
Nordnet AB	5,000,000	89,335
National Bank of Canada	1,083,560	87,006
Macquarie Group, Ltd.	674,432	80,948
Islandsbanki hf.[2]	101,444,765	74,763
Bank Rakyat Indonesia (Persero) Tbk PT	245,842,000	74,140
Münchener Rückversicherungs-Gesellschaft AG	163,906	72,031
National Bank of Greece SA3	8,041,354	64,684
ICICI Securities, Ltd.	4,067,961	36,855
Franklin Resources, Inc.	939,300	21,454
BB Seguridade Participações SA	3,300,000	20,464
The Income Fund of America — Page 1 of 60

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Bank of America Corp.	446,429	$16,522
KKR & Co., Inc.	164,019	15,265
KBC Groep NV	205,132	15,234
Brookfield Corp., Class A	207,530	8,326
Sberbank of Russia PJSC[4]	25,683,200	— [5]
		16,128,842
Consumer staples 9.00%
Philip Morris International, Inc.	29,413,513	2,792,519
Procter & Gamble Co.	5,476,696	893,797
Nestlé SA	8,420,793	844,684
Target Corp.	5,023,800	808,731
General Mills, Inc.	7,941,081	559,528
Coca-Cola Co.	8,333,900	514,785
Sysco Corp.	5,901,497	438,599
Pernod Ricard SA	2,714,147	409,851
Bunge Global SA	3,931,545	400,074
Keurig Dr Pepper, Inc.	11,740,528	395,656
PepsiCo, Inc.	2,145,704	377,451
Mondelez International, Inc., Class A	4,998,633	359,602
Altria Group, Inc.	7,035,912	308,243
British American Tobacco PLC	8,913,053	261,231
Walgreens Boots Alliance, Inc.	12,488,922	221,429
Kenvue, Inc.	10,008,914	188,368
Kimberly-Clark Corp.	1,297,670	177,171
Diageo PLC	4,498,378	155,120
Tyson Foods, Inc., Class A	2,545,491	154,384
Conagra Brands, Inc.	4,527,100	139,344
Kraft Heinz Co. (The)	3,351,000	129,382
Archer Daniels Midland Co.	2,078,000	121,895
Scandinavian Tobacco Group A/S	2,878,531	46,456
WH Group, Ltd.	49,532,000	35,957
Viva Wine Group AB1,2	4,500,000	14,949
		10,749,206
Health care 7.49%
Gilead Sciences, Inc.	33,261,436	2,168,646
CVS Health Corp.	23,969,581	1,622,980
AstraZeneca PLC	8,732,500	1,314,799
AbbVie, Inc.	4,891,247	795,512
Pfizer, Inc.	30,190,000	773,468
Sanofi[1]	7,768,364	765,933
Medtronic PLC	6,519,941	523,160
Merck & Co., Inc.	3,949,000	510,290
Danaher Corp.	492,510	121,463
Roche Holding AG, nonvoting non-registered shares	348,000	83,255
Takeda Pharmaceutical Co., Ltd.	3,152,800	83,071
GSK PLC	2,843,500	58,942
Rotech Healthcare, Inc.[2,3,4,6]	543,172	57,033
Endo, Inc.[3]	840,153	24,102
Endo, Inc.[3,7]	314,433	9,021
Endo, Inc., 1L 7.50% Escrow[3,4]	79,502,000	— [5]
Solventum Corp.[3]	391,217	25,433
The Income Fund of America — Page 2 of 60

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Sandoz Group AG	167,000	$5,653
Mallinckrodt PLC[3]	80,404	4,261
		8,947,022
Information technology 7.37%
Broadcom, Inc.	2,719,572	3,536,178
Microsoft Corp.	4,819,786	1,876,487
Taiwan Semiconductor Manufacturing Co., Ltd.	56,520,300	1,361,889
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,543,000	211,916
Texas Instruments, Inc.	2,972,063	524,331
Seagate Technology Holdings PLC	4,489,673	385,708
MediaTek, Inc.	9,524,000	288,434
QUALCOMM, Inc.	1,644,372	272,719
Tokyo Electron, Ltd.	693,000	152,173
Diebold Nixdorf, Inc.[2,3]	4,521,627	143,155
GlobalWafers Co., Ltd.	2,423,000	38,635
GlobalWafers Co., Ltd. (GDR)[3,7]	606,000	9,663
		8,801,288
Energy 7.18%
EOG Resources, Inc.	15,207,047	2,009,307
Canadian Natural Resources, Ltd. (CAD denominated)	17,318,385	1,312,355
Exxon Mobil Corp.	9,160,891	1,083,459
Chevron Corp.	5,626,618	907,405
Tourmaline Oil Corp.[1]	11,841,220	578,707
ConocoPhillips	4,274,000	536,900
TotalEnergies SE	7,231,700	525,258
Baker Hughes Co., Class A	14,583,554	475,715
Shell PLC (GBP denominated)	12,008,775	427,952
Diamondback Energy, Inc.	1,091,924	219,619
Enbridge, Inc.	5,000,000	177,700
Pembina Pipeline Corp.	3,095,078	108,906
TC Energy Corp. (CAD denominated)[1]	2,809,180	100,642
HF Sinclair Corp.	1,022,000	55,443
Ascent Resources - Utica, LLC, Class A4,6	1,102,146	38,498
Altera Infrastructure, LP3,4	80,900	6,163
California Resources Corp.	104,121	5,504
Chesapeake Energy Corp.[1]	25,242	2,269
Mesquite Energy, Inc.[3,4]	25,913	1,469
Bighorn Permian Resources, LLC[4]	17,183	— [5]
		8,573,271
Industrials 6.40%
BAE Systems PLC	112,929,949	1,878,228
Lockheed Martin Corp.	2,561,844	1,191,078
RTX Corp.	6,897,398	700,224
Siemens AG	2,165,820	406,276
Paychex, Inc.	2,755,438	327,374
Johnson Controls International PLC	4,858,318	316,131
L3Harris Technologies, Inc.	1,393,700	298,321
Caterpillar, Inc.	866,109	289,774
United Parcel Service, Inc., Class B	1,550,000	228,594
SGS SA	2,578,727	227,189
Emerson Electric Co.	2,025,800	218,341
Watsco, Inc.	439,018	196,557
The Income Fund of America — Page 3 of 60

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Norfolk Southern Corp.	818,000	$188,402
Southwest Airlines Co.	6,965,000	180,672
3M Co.	1,564,870	151,026
Volvo AB, Class B	5,670,842	145,062
Bureau Veritas SA	3,782,527	109,777
ManpowerGroup, Inc.	1,102,832	83,209
Ventia Services Group Pty, Ltd.	34,829,353	80,988
Fluidra, SA, non-registered shares	3,750,000	79,207
DHL Group	1,739,783	72,868
Valmet OYJ[1]	2,850,000	70,926
ITOCHU Corp.[1]	1,500,000	67,074
Aena S.M.E, SA, non-registered shares	334,084	61,059
Inwido AB	2,500,000	30,998
Regal Rexnord Corp.	134,000	21,624
Veralto Corp.	175,170	16,410
General Dynamics Corp.	35,000	10,048
		7,647,437
Utilities 4.83%
Brookfield Infrastructure Partners, LP2	29,937,603	803,758
FirstEnergy Corp.	20,672,979	792,602
DTE Energy Co.	6,083,056	671,083
National Grid PLC	48,295,547	634,010
Dominion Energy, Inc.	8,273,694	421,793
AES Corp.	20,299,848	363,367
Duke Energy Corp.	3,643,957	358,055
Veolia Environnement SA1	10,327,284	320,998
Pinnacle West Capital Corp.	4,116,892	303,209
Edison International	3,711,285	263,724
SSE PLC	8,729,881	181,824
Southern Co. (The)	2,429,980	178,604
NextEra Energy, Inc.	1,892,541	126,744
Public Service Enterprise Group, Inc.	1,750,000	120,890
E.ON SE	9,030,762	119,267
CMS Energy Corp.	1,226,454	74,335
Talen Energy Corp.[3]	368,879	36,888
		5,771,151
Consumer discretionary 4.47%
Home Depot, Inc.	4,475,302	1,495,735
Restaurant Brands International, Inc.	13,232,349	1,003,674
Darden Restaurants, Inc.	5,647,758	866,423
Industria de Diseño Textil, SA	16,382,731	744,078
Hyundai Motor Co.	1,188,000	212,989
McDonald’s Corp.	776,352	211,975
Kering SA	397,243	137,089
Hasbro, Inc.	2,085,240	127,825
Domino’s Pizza Group PLC[2]	30,671,123	124,515
Compagnie Financière Richemont SA, Class A	888,595	122,966
Stellantis NV	5,337,600	118,602
Midea Group Co., Ltd., Class A	7,780,490	74,896
Puuilo OYJ[2]	5,509,640	60,126
Party City Holdco, Inc.[2,3,4]	1,566,483	29,356
Party City Holdco, Inc.[2,3,4,7]	15,639	293
The Income Fund of America — Page 4 of 60

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
NMG Parent, LLC[3]	67,256	$6,894
MYT Holding Co., Class B3	2,070,418	207
		5,337,643
Communication services 3.60%
Comcast Corp., Class A	41,049,438	1,564,394
Publicis Groupe SA	9,205,937	1,017,461
Koninklijke KPN NV	137,211,139	498,926
Verizon Communications, Inc.	12,624,490	498,541
Deutsche Telekom AG	14,161,411	324,113
Nippon Telegraph and Telephone Corp.	224,366,900	242,470
TELUS Corp.	7,000,000	112,425
Singapore Telecommunications, Ltd.	25,850,000	44,812
Cumulus Media, Inc., Class A1,3	217,532	572
Clear Channel Outdoor Holdings, Inc.[3]	152,827	212
		4,303,926
Materials 3.04%
Agnico Eagle Mines, Ltd.	9,769,275	618,665
Rio Tinto PLC	6,280,400	427,999
Southern Copper Corp.	2,554,480	298,031
Dow, Inc.	5,085,000	289,336
Packaging Corporation of America	1,670,448	288,954
Air Products and Chemicals, Inc.	1,162,847	274,827
Barrick Gold Corp.	16,415,500	273,154
Holcim, Ltd.	3,213,927	269,427
Lundin Mining Corp.	20,515,578	234,268
Glencore PLC	36,968,097	215,294
Newmont Corp.	3,300,000	134,112
Norsk Hydro ASA	17,500,000	107,666
International Flavors & Fragrances, Inc.	753,785	63,808
Eastman Chemical Co.	530,448	50,096
Venator Materials PLC[2,3,4]	53,540	37,772
UPM-Kymmene OYJ	818,500	28,631
Polymetal International PLC[3]	6,162,000	21,752
		3,633,792
Real estate 2.80%
Crown Castle, Inc. REIT	6,549,866	614,246
VICI Properties, Inc. REIT	20,256,640	578,327
Prologis, Inc. REIT	3,899,236	397,917
Extra Space Storage, Inc. REIT	2,937,150	394,401
Public Storage REIT	1,319,233	342,275
Iron Mountain, Inc. REIT	3,067,169	237,767
Lamar Advertising Co. REIT, Class A	2,003,322	232,085
American Tower Corp. REIT	819,351	140,568
UDR, Inc. REIT	3,338,243	127,120
CTP NV1	6,729,851	114,281
Gaming and Leisure Properties, Inc. REIT	2,290,433	97,870
Safestore Holdings PLC	6,000,000	57,838
Federal Realty Investment Trust REIT	90,000	9,375
		3,344,070
Total common stocks (cost: $57,586,892,000)		83,237,648
The Income Fund of America — Page 5 of 60

unaudited
Preferred securities 0.14% Financials 0.14%	Shares	Value (000)
Itaú Unibanco Holding SA, preferred nominative shares	16,172,372	$97,671
Citigroup, Inc., 11.961% preferred shares	2,245,277	65,113
		162,784
Industrials 0.00%
ACR III LSC Holdings, LLC, Series B, preferred shares[3,4,7]	3,260	5,072
Consumer discretionary 0.00%
MYT Holdings, LLC, Series A, 10.00% preferred shares[3]	1,427,896	802
Total preferred securities (cost: $148,159,000)		168,658
Rights & warrants 0.00% Consumer discretionary 0.00%
NMG Parent, LLC, warrants, expire 9/24/2027[3]	75,844	891
Energy 0.00%
Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071[3,4]	28	— [5]
Total rights & warrants (cost: $460,000)		891
Convertible stocks 0.15% Materials 0.15%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	3,287,100	180,363
Total convertible stocks (cost: $164,457,000)		180,363
Convertible bonds & notes 0.02% Communication services 0.02%	Principal amount (000)
DISH Network Corp., convertible notes, 3.375% 8/15/2026	USD36,000	22,140
Total convertible bonds & notes (cost: $23,660,000)		22,140
Bonds, notes & other debt instruments 23.83% Corporate bonds, notes & loans 16.05% Financials 3.26%
AerCap Ireland Capital DAC 1.65% 10/29/2024	6,610	6,472
AerCap Ireland Capital DAC 6.50% 7/15/2025	4,315	4,347
AerCap Ireland Capital DAC 1.75% 1/30/2026	3,978	3,708
AerCap Ireland Capital DAC 2.45% 10/29/2026	21,944	20,280
AerCap Ireland Capital DAC 6.45% 4/15/2027	16,838	17,168
AG Issuer, LLC 6.25% 3/1/2028[7]	67,717	65,620
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[7]	24,566	25,330
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[7,8]	14,750	15,056
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[7,8]	450	459
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[7]	20,465	19,106
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[7]	55,406	54,378
Alliant Holdings Intermediate, LLC 6.75% 4/15/2028[7]	14,500	14,497
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[7]	35,215	32,366
The Income Fund of America — Page 6 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031[7]	USD21,120	$21,201
Ally Financial, Inc. 8.00% 11/1/2031	4,026	4,346
American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025)[8]	11,161	11,254
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030)[8]	8,383	8,778
American International Group, Inc. 5.125% 3/27/2033	7,481	7,179
American International Group, Inc. 4.375% 6/30/2050	2,950	2,396
AmWINS Group, Inc. 6.375% 2/15/2029[7]	12,335	12,193
AmWINS Group, Inc. 4.875% 6/30/2029[7]	50,605	46,049
Aretec Group, Inc. 7.50% 4/1/2029[7]	57,728	54,479
Aretec Group, Inc. 10.00% 8/15/2030[7]	16,170	17,584
AssuredPartners, Inc. 5.625% 1/15/2029[7]	27,866	25,434
Banco Santander, SA 2.746% 5/28/2025	2,600	2,518
Banco Santander, SA 5.147% 8/18/2025	3,400	3,360
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[8]	6,995	6,094
Bank of America Corp. 1.319% 6/19/2026 (USD-SOFR + 1.15% on 6/19/2025)[8]	9,700	9,220
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027)[8]	23,825	23,034
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[8]	13,739	13,482
Bank of America Corp. 3.419% 12/20/2028 (3-month USD CME Term SOFR + 1.302% on 12/20/2027)[8]	1,353	1,254
Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[8]	5,603	5,518
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028)[8]	22,500	19,581
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028)[8]	29,117	29,298
Bank of America Corp. 2.592% 4/29/2031 (USD-SOFR + 2.15% on 4/29/2030)[8]	17,446	14,677
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[8]	3,129	2,505
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[8]	17,772	14,137
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[8]	14,634	14,103
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[8]	2,829	2,835
Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[8]	13,725	13,353
Bank of New York Mellon Corp. 4.534% 2/1/2029 (USD-SOFR + 1.169% on 2/1/2028)[8]	9,000	8,733
Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029)[8]	6,954	6,811
Bank of New York Mellon Corp. 4.705% 2/1/2034 (USD-SOFR + 1.512% on 2/1/2033)[8]	11,369	10,674
Block, Inc. 3.50% 6/1/2031	14,380	12,158
Blue Owl Capital Corp. 4.00% 3/30/2025	449	440
Blue Owl Capital Corp. 3.40% 7/15/2026	6,475	6,073
Blue Owl Capital Corp. 2.625% 1/15/2027	20,600	18,728
Blue Owl Capital Corp. 2.875% 6/11/2028	1,765	1,543
Blue Owl Capital Corp. II 4.625% 11/26/2024[7]	2,029	2,010
Blue Owl Capital Corp. III 3.125% 4/13/2027	14,490	13,109
Blue Owl Credit Income Corp. 4.70% 2/8/2027	17,775	16,802
Blue Owl Credit Income Corp. 6.65% 3/15/2031[7]	13,930	13,415
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[7,8]	11,932	10,960
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[7,8]	7,330	6,289
BNP Paribas SA 5.497% 5/20/2030 (USD-SOFR + 1.59% on 5/20/2029)[7,8]	18,969	18,655
Boost Newco Borrower, LLC 7.50% 1/15/2031[7]	15,025	15,518
BPCE SA 5.15% 7/21/2024[7]	18,160	18,105
BPCE SA 1.625% 1/14/2025[7]	5,475	5,319
BPCE SA 1.00% 1/20/2026[7]	10,000	9,255
BPCE SA 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[7,8]	4,575	4,293
BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[7,8]	14,250	14,229
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028)[7,8]	3,500	3,603
BPCE SA 2.277% 1/20/2032 (USD-SOFR + 1.312% on 1/20/2031)[7,8]	7,925	6,300
BPCE SA 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[7,8]	750	732
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[7,8]	5,575	5,609
The Income Fund of America — Page 7 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[7,8]	USD15,250	$14,990
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[7,8]	2,200	2,275
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[7,8]	3,350	3,276
Capital One Financial Corp. 4.985% 7/24/2026 (USD-SOFR + 2.16% on 7/24/2025)[8]	9,000	8,897
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[8]	4,824	4,759
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[8]	1,759	1,771
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[8]	19,904	19,585
Castlelake Aviation Finance DAC 5.00% 4/15/2027[7]	26,060	25,108
Chubb INA Holdings, LLC 3.35% 5/3/2026	765	736
Chubb INA Holdings, LLC 5.00% 3/15/2034	9,252	8,962
Citigroup, Inc. 2.014% 1/25/2026 (USD-SOFR + 0.694% on 1/25/2025)[8]	6,069	5,893
Citigroup, Inc. 5.61% 9/29/2026 (USD-SOFR + 1.546% on 12/29/2025)[8]	14,295	14,268
Citigroup, Inc. 3.668% 7/24/2028 (3-month USD CME Term SOFR + 1.652% on 7/24/2027)[8]	700	660
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[8]	25,670	25,112
Citigroup, Inc. 3.98% 3/20/2030 (3-month USD CME Term SOFR + 1.597% on 3/20/2029)[8]	775	718
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[8]	1,151	1,004
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030)[8]	42,540	35,600
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031)[8]	7,666	6,147
Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032)[8]	10,850	10,187
Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[8]	2,214	2,198
Citigroup, Inc. 5.827% 2/13/2035 (USD-SOFR + 2.056% on 2/13/2034)[8]	5,000	4,814
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[8]	8,101	7,936
Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034)[8]	4,518	4,533
CME Group, Inc. 3.75% 6/15/2028	5,875	5,613
Coinbase Global, Inc. 3.375% 10/1/2028[7]	85,418	71,696
Coinbase Global, Inc. 3.625% 10/1/2031[7]	81,080	63,303
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[7]	71,495	66,904
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[7]	26,645	23,612
Cooperatieve Rabobank UA 4.375% 8/4/2025	7,500	7,345
Corebridge Financial, Inc. 3.50% 4/4/2025	5,138	5,031
Corebridge Financial, Inc. 3.65% 4/5/2027	18,911	17,915
Corebridge Financial, Inc. 3.85% 4/5/2029	7,448	6,841
Corebridge Financial, Inc. 3.90% 4/5/2032	2,303	2,010
Corebridge Financial, Inc. 4.35% 4/5/2042	1,622	1,302
Corebridge Financial, Inc. 4.40% 4/5/2052	2,907	2,233
Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[7,8]	10,175	9,725
Crédit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026)[7,8]	4,900	4,533
Credit Suisse AG 3.625% 9/9/2024	2,990	2,967
Credit Suisse AG 7.50% 2/15/2028	9,000	9,531
Danske Bank AS 6.259% 9/22/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.18% on 9/22/2025)[7,8]	3,000	3,014
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[7,8]	5,000	4,778
Deutsche Bank AG 0.898% 5/28/2024	7,500	7,475
Deutsche Bank AG 3.70% 5/30/2024	8,653	8,638
Deutsche Bank AG 3.961% 11/26/2025 (USD-SOFR + 2.581% on 11/26/2024)[8]	58,600	57,841
Deutsche Bank AG 4.10% 1/13/2026	33,123	32,204
Deutsche Bank AG 4.10% 1/13/2026	834	812
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[8]	7,100	6,682
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[8]	33,600	30,572
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[8]	69,085	63,098
Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027)[9]	8,098	8,024
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[8]	20,135	20,541
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[8]	25,693	26,414
The Income Fund of America — Page 8 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Deutsche Bank AG 3.729% 1/14/2032 (USD-SOFR + 2.757% on 1/14/2031)[8]	USD12,000	$9,885
Discover Financial Services 6.70% 11/29/2032	817	838
DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025)[7,8]	14,750	14,754
Equitable Holdings, Inc. 5.00% 4/20/2048	1,250	1,084
Fidelity National Information Services, Inc. 1.65% 3/1/2028	1,265	1,100
Fidelity National Information Services, Inc. 3.10% 3/1/2041	2,027	1,413
Fifth Third Bancorp 5.631% 1/29/2032 (USD-SOFR + 1.84% on 1/29/2031)[8]	12,524	12,175
Fiserv, Inc. 2.65% 6/1/2030	4,652	3,962
Goldman Sachs Group, Inc. 3.272% 9/29/2025 (3-month USD CME Term SOFR + 1.463% on 9/29/2024)[8]	1,100	1,088
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[8]	17,000	15,407
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[8]	39,400	35,981
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[8]	26,963	24,875
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[8]	33,435	31,642
Goldman Sachs Group, Inc. 6.484% 10/24/2029 (USD-SOFR + 1.77% on 10/24/2028)[8]	9,321	9,621
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[8]	16,000	16,031
Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031)[8]	6,523	5,343
Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034)[8]	8,000	8,007
Goldman Sachs Group, Inc. 3.21% 4/22/2042 (USD-SOFR + 1.513% on 4/22/2041)[8]	7,500	5,373
GTCR (AP) Finance, Inc. 8.00% 5/15/2027[7]	22,939	22,967
Hightower Holding, LLC 6.75% 4/15/2029[7]	25,395	23,857
Howden UK Refinance PLC 7.25% 2/15/2031[7]	24,595	24,299
Howden UK Refinance 2 PLC 8.125% 2/15/2032[7]	23,840	23,482
HSBC Holdings PLC 7.39% 11/03/2028 (USD-SOFR + 7.39% on 11/3/2027)[8]	243	255
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[8]	4,701	4,057
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[8]	3,237	2,642
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[8]	750	609
HSBC Holdings PLC 5.719% 3/4/2035 (USD-SOFR + 1.78% on 3/4/2034)[8]	14,010	13,724
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[8]	298	305
Huarong Finance 2017 Co., Ltd. 4.25% 11/7/2027	15,563	14,187
HUB International, Ltd. 5.625% 12/1/2029[7]	16,370	15,081
HUB International, Ltd. 7.25% 6/15/2030[7]	12,698	12,893
HUB International, Ltd. 7.375% 1/31/2032[7]	20,425	20,250
HUB International, Ltd., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.575% 6/20/2030[9,10]	9,264	9,320
Huntington Bancshares, Inc. 6.208% 8/21/2029 (USD-SOFR + 2.02% on 8/21/2028)[8]	6,989	7,021
Intesa Sanpaolo SpA 5.017% 6/26/2024[7]	119,305	118,977
Intesa Sanpaolo SpA 3.25% 9/23/2024[7]	1,130	1,118
Intesa Sanpaolo SpA 5.71% 1/15/2026[7]	41,358	40,767
Intesa Sanpaolo SpA 3.875% 7/14/2027[7]	6,150	5,722
Intesa Sanpaolo SpA 3.875% 1/12/2028[7]	2,820	2,599
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032)[7,8]	8,800	9,554
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[7,8]	7,250	7,434
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[7]	45,895	40,712
JPMorgan Chase & Co. 3.875% 9/10/2024	150	149
JPMorgan Chase & Co. 5.546% 12/15/2025 (USD-SOFR + 1.07% on 12/15/2024)[8]	4,000	3,990
JPMorgan Chase & Co. 2.005% 3/13/2026 (USD-SOFR + 1.585% on 3/13/2025)[8]	20,121	19,468
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[8]	2,070	2,041
JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027)[8]	4	4
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027)[8]	5,900	5,897
JPMorgan Chase & Co. 3.54% 5/1/2028 (3-month USD CME Term SOFR + 1.642% on 5/1/2027)[8]	350	330
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[8]	6,435	6,305
JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028)[8]	999	989
JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028)[8]	6,500	6,635
The Income Fund of America — Page 9 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
JPMorgan Chase & Co. 5.012% 1/23/2030 (USD-SOFR + 1.31% on 1/23/2029)[8]	USD3,000	$2,929
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[8]	33,425	33,407
JPMorgan Chase & Co. 2.522% 4/22/2031 (USD-SOFR + 2.04% on 4/22/2030)[8]	3,350	2,828
JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[8]	8,141	7,920
JPMorgan Chase & Co. 6.254% 10/23/2034 (USD-SOFR + 1.81% on 10/23/2033)[8]	5,441	5,637
JPMorgan Chase & Co. 5.336% 1/23/2035 (USD-SOFR + 1.62% on 1/23/2034)[8]	1,000	970
JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[8]	11,750	11,763
JPMorgan Chase & Co. 3.328% 4/22/2052 (USD-SOFR + 1.58% on 4/22/2051)[8]	6,250	4,257
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[8]	7,070	6,536
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[7,8]	2,400	2,384
KBC Groep NV 6.324% 9/21/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 9/21/2033)[7,8]	3,025	3,053
Liberty Mutual Group, Inc. 4.569% 2/1/2029[7]	2,929	2,782
Lloyds Banking Group PLC 4.582% 12/10/2025	6,250	6,101
Lloyds Banking Group PLC 2.438% 2/5/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[8]	5,600	5,448
Lloyds Banking Group PLC 3.75% 3/18/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 3/18/2027)[8]	12,427	11,774
Lloyds Banking Group PLC 4.976% 8/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 8/11/2032)[8]	5,665	5,318
Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034)[8]	13,538	13,213
LPL Holdings, Inc. 4.625% 11/15/2027[7]	22,510	21,457
LPL Holdings, Inc. 4.00% 3/15/2029[7]	19,120	17,345
LPL Holdings, Inc. 4.375% 5/15/2031[7]	21,690	19,308
M&T Bank Corp. 5.053% 1/27/2034 (USD-SOFR + 1.85% on 1/27/2033)[8]	4,638	4,178
Mastercard, Inc. 4.85% 3/9/2033	8,283	8,111
Metropolitan Life Global Funding I 5.15% 3/28/2033[7]	3,578	3,468
Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[8]	17,000	15,547
Mitsubishi UFJ Financial Group, Inc. 4.08% 4/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 4/19/2027)[8]	4,110	3,941
Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[8]	13,000	11,903
Mizuho Financial Group, Inc. 1.979% 9/8/2031 (USD-SOFR + 1.532% on 9/8/2030)[8]	3,350	2,676
Morgan Stanley 3.70% 10/23/2024	600	595
Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025)[8]	12,230	12,074
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026)[8]	16,050	14,660
Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027)[9]	11,975	11,989
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[8]	13,675	13,463
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[8]	26,632	26,204
Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028)[8]	7,200	7,158
Morgan Stanley 5.173% 1/16/2030 (USD-SOFR + 1.45% on 1/16/2029)[8]	4,833	4,740
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029)[8]	26,778	26,792
Morgan Stanley 2.699% 1/22/2031 (USD-SOFR + 1.143% on 1/22/2030)[8]	2,736	2,344
Morgan Stanley 3.622% 4/1/2031 (USD-SOFR + 3.12% on 4/1/2030)[8]	3,128	2,812
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[8]	5,275	4,118
Morgan Stanley 1.928% 4/28/2032 (USD-SOFR + 1.02% on 4/28/2031)[8]	10,000	7,836
Morgan Stanley 2.943% 1/21/2033 (USD-SOFR + 1.29% on 1/21/2032)[8]	417	344
Morgan Stanley 5.25% 4/21/2034 (USD-SOFR + 1.87% on 4/21/2033)[8]	4,486	4,306
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[8]	2,705	2,626
Morgan Stanley 6.627% 11/1/2034 (USD-SOFR + 2.05% on 11/1/2033)[8]	44,025	46,474
The Income Fund of America — Page 10 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Morgan Stanley 5.381% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034)[8]	USD1,850	$1,850
Morgan Stanley Bank, N.A. 5.479% 7/16/2025	3,576	3,575
Nasdaq, Inc. 5.35% 6/28/2028	3,813	3,794
Nasdaq, Inc. 5.55% 2/15/2034	10,260	10,040
Nasdaq, Inc. 5.95% 8/15/2053	490	484
Nationstar Mortgage Holdings, Inc. 7.125% 2/1/2032[7]	13,930	13,743
Navient Corp. 5.875% 10/25/2024	15,600	15,575
Navient Corp. 6.75% 6/15/2026	15,000	14,964
Navient Corp. 5.00% 3/15/2027	19,710	18,599
Navient Corp. 4.875% 3/15/2028	3,085	2,790
Navient Corp. 5.50% 3/15/2029	80,015	71,796
Navient Corp. 11.50% 3/15/2031	38,790	42,449
Navient Corp. 5.625% 8/1/2033	10,990	8,739
New York Life Global Funding 4.55% 1/28/2033[7]	3,288	3,076
Northwestern Mutual Global Funding 1.75% 1/11/2027[7]	8,500	7,741
OneMain Finance Corp. 3.875% 9/15/2028	5,974	5,264
OneMain Finance Corp. 7.875% 3/15/2030	22,250	22,720
Osaic Holdings, Inc. 10.75% 8/1/2027[7]	49,972	51,777
Osaic Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.816% 8/17/2028[9,10]	10,389	10,458
Owl Rock Capital Corp. 3.75% 7/22/2025	12,473	12,106
Oxford Finance, LLC 6.375% 2/1/2027[7]	18,260	17,205
PayPal Holdings, Inc. 2.65% 10/1/2026	957	899
PayPal Holdings, Inc. 2.30% 6/1/2030	674	569
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[8]	8,000	7,841
Prudential Financial, Inc. 4.35% 2/25/2050	5,205	4,179
Prudential Financial, Inc. 3.70% 3/13/2051	755	542
Rocket Mortgage, LLC 2.875% 10/15/2026[7]	12,990	11,938
Rocket Mortgage, LLC 3.625% 3/1/2029[7]	6,645	5,861
Royal Bank of Canada 1.15% 6/10/2025	10,367	9,885
Ryan Specialty Group, LLC 4.375% 2/1/2030[7]	30,295	27,822
Santander Holdings USA, Inc. 3.50% 6/7/2024	7,400	7,397
Santander Holdings USA, Inc. 2.49% 1/6/2028 (USD-SOFR + 1.249% on 1/6/2027)[8]	5,250	4,758
Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028)[8]	10,750	10,838
Santander Holdings USA, Inc. 6.565% 6/12/2029 (USD-SOFR + 2.70% on 6/12/2028)[8]	1,861	1,888
Santander Holdings USA, Inc. 6.174% 1/9/2030 (USD-SOFR + 2.50% on 1/9/2029)[8]	15,362	15,308
Starwood Property Trust, Inc. 4.375% 1/15/2027[7]	33,055	30,643
Starwood Property Trust, Inc. 7.25% 4/1/2029[7]	15,790	15,597
State Street Corp. 4.164% 8/4/2033 (USD-SOFR + 1.726% on 8/4/2032)[8]	5,183	4,685
State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033)[8]	6,795	6,414
Sumitomo Mitsui Financial Group, Inc. 2.174% 1/14/2027	3,125	2,869
Swedbank AB 6.136% 9/12/2026[7]	795	803
Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[7,8]	1,400	1,346
Synchrony Bank 5.40% 8/22/2025	9,000	8,891
Synchrony Bank 5.625% 8/23/2027	9,000	8,814
Synchrony Financial 2.875% 10/28/2031	11,000	8,676
Toronto-Dominion Bank (The) 0.75% 9/11/2025	5,575	5,231
Toronto-Dominion Bank (The) 1.25% 9/10/2026	6,997	6,348
Toronto-Dominion Bank (The) 1.95% 1/12/2027	8,500	7,792
Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028)[8]	9,000	8,731
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028)[8]	6,212	6,506
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029)[8]	796	780
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)[8]	8,000	7,767
The Income Fund of America — Page 11 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Truist Insurance Holdings, LLC, Term Loan, (1-month USD CME Term SOFR + 4.75%) 10.073% 3/8/2032[9,10]	USD88,940	$89,752
U.S. Bancorp 2.375% 7/22/2026	5,000	4,692
U.S. Bancorp 4.548% 7/22/2028 (USD-SOFR + 1.66% on 7/27/2027)[8]	6,425	6,217
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028)[8]	1,924	1,855
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029)[8]	6,075	5,992
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[8]	10,755	9,930
U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034)[8]	8,164	7,979
UBS Group AG 2.593% 9/11/2025 (USD-SOFR + 1.56% on 9/11/2024)[7,8]	4,687	4,629
UBS Group AG 4.125% 9/24/2025[7]	4,425	4,318
UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[7,8]	22,225	21,326
UBS Group AG 1.364% 1/30/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[7,8]	2,650	2,446
UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)[7,8]	20,134	18,571
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[7,8]	6,000	5,435
UBS Group AG 4.751% 5/12/2028 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 5/12/2027)[7,8]	1,407	1,362
UBS Group AG 6.442% 8/11/2028 (USD-SOFR + 3.70% on 8/11/2027)[7,8]	6,152	6,247
UBS Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[7,8,11]	4,198	3,915
UBS Group AG 6.246% 9/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 9/22/2028)[7,8]	9,957	10,108
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029)[7,8]	18,061	17,766
UBS Group AG 3.126% 8/13/2030 (3-month USD-LIBOR + 1.468% on 8/13/2029)[7,8,11]	3,825	3,354
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[7,8]	48,224	43,991
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031)[7,8]	10,845	8,473
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[7,8]	27,250	22,575
UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032)[7,8]	11,014	8,755
UBS Group AG 6.537% 8/12/2033 (USD-SOFR + 3.92% on 8/12/2032)[7,8]	2,750	2,814
UBS Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032)[7,8]	14,339	16,951
UBS Group AG 6.301% 9/22/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 9/22/2033)[7,8]	2,000	2,031
UBS Group AG 5.699% 2/8/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.77% on 2/8/2034)[7,8]	6,900	6,694
UniCredit SpA 4.625% 4/12/2027[7]	1,730	1,674
USI, Inc. 7.50% 1/15/2032[7]	9,555	9,516
Visa, Inc. 3.15% 12/14/2025	6,750	6,541
Wells Fargo & Co. 2.406% 10/30/2025 (3-month USD CME Term SOFR + 1.087% on 10/30/2024)[8]	8,310	8,168
Wells Fargo & Co. 2.164% 2/11/2026 (3-month USD CME Term SOFR + 1.012% on 2/11/2025)[8]	12,000	11,661
Wells Fargo & Co. 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[8]	4,687	4,598
Wells Fargo & Co. 2.188% 4/30/2026 (USD-SOFR + 2.00% on 4/30/2025)[8]	9,350	9,017
Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[8]	28,985	27,360
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[8]	25,925	25,948
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[8]	6,374	5,796
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[8]	19,163	18,677
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028)[8]	8,005	7,982
Wells Fargo & Co. 5.198% 1/23/2030 (USD-SOFR + 1.50% on 1/23/2029)[8]	6,850	6,719
Wells Fargo & Co. 2.879% 10/30/2030 (3-month USD CME Term SOFR + 1.432% on 10/30/2029)[8]	2,357	2,047
Wells Fargo & Co. 2.572% 2/11/2031 (USD-SOFR + 1.262% on 2/11/2030)[8]	7,350	6,221
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[8]	21,308	20,543
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[8]	15,565	16,212
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[8]	4,630	3,861
The Income Fund of America — Page 12 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[8]	USD5,750	$5,599
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[8]	9,400	7,598
Westpac Banking Corp. 2.963% 11/16/2040	4,325	2,938
		3,890,320
Energy 2.11%
Antero Midstream Partners, LP 5.375% 6/15/2029[7]	14,760	14,057
Antero Resources Corp. 7.625% 2/1/2029[7]	5,135	5,264
Antero Resources Corp. 5.375% 3/1/2030[7]	52	49
Apache Corp. 4.25% 1/15/2030	4,870	4,484
Apache Corp. 5.35% 7/1/2049	28,650	23,324
Ascent Resources Utica Holdings, LLC 7.00% 11/1/2026[7]	33,855	33,832
Ascent Resources Utica Holdings, LLC 9.00% 11/1/2027[7]	959	1,202
Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[7]	17,480	17,853
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[7]	8,625	8,227
Baker Hughes Holdings, LLC 4.486% 5/1/2030	1,400	1,332
Baytex Energy Corp. 8.50% 4/30/2030[7]	1,955	2,040
Baytex Energy Corp. 7.375% 3/15/2032[7]	9,285	9,371
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[7]	36,675	33,729
Blue Racer Midstream, LLC 7.625% 12/15/2025[7]	10,281	10,335
Borr IHC, Ltd. 10.00% 11/15/2028[7]	57,320	59,459
BP Capital Markets America, Inc. 2.772% 11/10/2050	2,532	1,535
California Resources Corp. 7.125% 2/1/2026[7]	26,405	26,574
Canadian Natural Resources, Ltd. 2.05% 7/15/2025	3,150	3,011
Canadian Natural Resources, Ltd. 3.85% 6/1/2027	2,010	1,913
Canadian Natural Resources, Ltd. 4.95% 6/1/2047	534	457
Cenovus Energy, Inc. 5.375% 7/15/2025	4,421	4,390
Cenovus Energy, Inc. 4.25% 4/15/2027	18,549	17,859
Cheniere Energy, Inc. 4.625% 10/15/2028	22,775	21,788
Chesapeake Energy Corp. 5.50% 2/1/2026[7]	2,265	2,238
Chesapeake Energy Corp. 5.875% 2/1/2029[7]	41,135	40,374
Chesapeake Energy Corp. 6.75% 4/15/2029[7]	18,880	18,882
Chesapeake Energy Corp. 4.875% 4/15/2032[12]	28,085	667
CITGO Petroleum Corp. 8.375% 1/15/2029[7]	36,565	37,873
Civitas Resources, Inc. 5.00% 10/15/2026[7]	23,690	22,935
Civitas Resources, Inc. 8.375% 7/1/2028[7]	14,400	15,040
Civitas Resources, Inc. 8.625% 11/1/2030[7]	7,165	7,630
Civitas Resources, Inc. 8.75% 7/1/2031[7]	31,405	33,352
CNX Midstream Partners, LP 4.75% 4/15/2030[7]	8,065	7,145
CNX Resources Corp. 6.00% 1/15/2029[7]	37,027	35,908
CNX Resources Corp. 7.375% 1/15/2031[7]	25,699	26,039
CNX Resources Corp. 7.25% 3/1/2032[7]	15,685	15,740
Columbia Pipelines Holding Co., LLC 6.055% 8/15/2026[7]	2,000	2,007
Columbia Pipelines Holding Co., LLC 6.042% 8/15/2028[7]	2,000	2,019
Columbia Pipelines Holding Co., LLC 6.544% 11/15/2053[7]	699	721
Comstock Resources, Inc. 6.75% 3/1/2029[7]	17,870	17,030
Comstock Resources, Inc. 5.875% 1/15/2030[7]	15,235	13,891
ConocoPhillips Co. 3.80% 3/15/2052	1,500	1,103
ConocoPhillips Co. 5.30% 5/15/2053	2,036	1,906
ConocoPhillips Co. 5.55% 3/15/2054	3,829	3,702
Constellation Oil Services Holding SA 13.50% 6/30/2025[4,7]	7,274	7,275
Crescent Energy Finance, LLC 9.25% 2/15/2028[7]	43,362	45,849
The Income Fund of America — Page 13 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Crescent Energy Finance, LLC 7.625% 4/1/2032[7]	USD7,650	$7,684
Devon Energy Corp. 4.50% 1/15/2030	3,138	2,961
Diamond Foreign Asset Co. 8.50% 10/1/2030[7]	4,545	4,758
Diamondback Energy, Inc. 5.20% 4/18/2027	2,000	1,986
Diamondback Energy, Inc. 5.15% 1/30/2030	627	615
Diamondback Energy, Inc. 5.40% 4/18/2034	8,009	7,786
Diamondback Energy, Inc. 6.25% 3/15/2053	4,048	4,141
Diamondback Energy, Inc. 5.75% 4/18/2054	4,993	4,770
Diamondback Energy, Inc. 5.90% 4/18/2064	4,751	4,523
DT Midstream, Inc. 4.125% 6/15/2029[7]	8,935	8,106
DT Midstream, Inc. 4.375% 6/15/2031[7]	9,670	8,592
Ecopetrol SA 4.625% 11/2/2031	970	784
Ecopetrol SA 8.875% 1/13/2033	65,030	66,599
Enbridge Energy Partners, LP 5.875% 10/15/2025	1,145	1,146
Enbridge, Inc. 2.50% 1/15/2025	1,100	1,074
Enbridge, Inc. 6.70% 11/15/2053	7,016	7,508
Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031[7]	15,225	15,514
Energy Transfer, LP 2.90% 5/15/2025	3,150	3,063
Energy Transfer, LP 4.75% 1/15/2026	6,000	5,908
Energy Transfer, LP 4.20% 4/15/2027	2,450	2,355
Energy Transfer, LP 4.00% 10/1/2027	1,900	1,807
Energy Transfer, LP 4.95% 6/15/2028	1,950	1,900
Energy Transfer, LP 6.10% 12/1/2028	1,753	1,788
Energy Transfer, LP 6.40% 12/1/2030	1,376	1,418
Energy Transfer, LP 7.375% 2/1/2031[7]	14,441	14,902
Energy Transfer, LP 5.55% 5/15/2034	3,000	2,921
Energy Transfer, LP 5.00% 5/15/2050	6,103	5,062
Energy Transfer, LP 5.95% 5/15/2054	3,000	2,829
Enterprise Products Operating, LLC 5.05% 1/10/2026	8,571	8,527
Enterprise Products Operating, LLC 3.20% 2/15/2052	400	260
EQM Midstream Partners, LP 6.50% 7/1/2027[7]	14,110	14,141
EQM Midstream Partners, LP 5.50% 7/15/2028	15,880	15,481
EQM Midstream Partners, LP 4.50% 1/15/2029[7]	17,045	15,786
EQM Midstream Partners, LP 6.375% 4/1/2029[7]	5,260	5,215
EQM Midstream Partners, LP 7.50% 6/1/2030[7]	11,535	12,104
EQM Midstream Partners, LP 4.75% 1/15/2031[7]	23,715	21,688
EQT Corp. 6.125% 2/1/2025[8]	266	266
Equinor ASA 3.25% 11/10/2024	850	840
Equinor ASA 4.25% 11/23/2041	3,000	2,562
Exxon Mobil Corp. 2.44% 8/16/2029	65	57
Genesis Energy, LP 6.25% 5/15/2026	4,500	4,466
Genesis Energy, LP 8.00% 1/15/2027	59,582	60,306
Genesis Energy, LP 7.75% 2/1/2028	19,270	19,282
Genesis Energy, LP 8.25% 1/15/2029	26,105	26,497
Genesis Energy, LP 8.875% 4/15/2030	29,409	30,461
Global Partners, LP 8.25% 1/15/2032[7]	7,690	7,884
Harvest Midstream I, LP 7.50% 9/1/2028[7]	23,275	23,361
Harvest Midstream I, LP 7.50% 5/15/2032[7]	14,045	14,080
Hess Midstream Operations, LP 5.125% 6/15/2028[7]	14,435	13,830
Hess Midstream Operations, LP 4.25% 2/15/2030[7]	5,020	4,535
Hess Midstream Operations, LP 5.50% 10/15/2030[7]	8,545	8,179
Hilcorp Energy I, LP 6.25% 11/1/2028[7]	4,000	3,945
Hilcorp Energy I, LP 5.75% 2/1/2029[7]	2,960	2,846
Hilcorp Energy I, LP 6.00% 4/15/2030[7]	11,940	11,452
The Income Fund of America — Page 14 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Hilcorp Energy I, LP 6.00% 2/1/2031[7]	USD19,400	$18,593
Hilcorp Energy I, LP 6.25% 4/15/2032[7]	1,475	1,425
Hilcorp Energy I, LP 8.375% 11/1/2033[7]	18,035	19,361
Jonah Energy, LLC 12.00% 11/5/2025[4]	6,072	6,072
Kinder Morgan Energy Partners, LP 4.70% 11/1/2042	33,265	27,378
Kinder Morgan Energy Partners, LP 5.00% 3/1/2043	20,000	17,093
Kinder Morgan, Inc. 5.00% 2/1/2029	21,601	21,083
Kinder Morgan, Inc. 5.20% 6/1/2033	6,005	5,724
Kinder Morgan, Inc. 5.40% 2/1/2034	16,453	15,866
Kinder Morgan, Inc. 5.45% 8/1/2052	2,183	1,970
Kodiak Gas Services, LLC 7.25% 2/15/2029[7]	11,390	11,482
Matador Resources Co. 6.50% 4/15/2032[7]	11,845	11,748
Mesquite Energy, Inc. 7.25% 2/15/2023[7,12]	5,374	403
MPLX, LP 1.75% 3/1/2026	1,950	1,818
MPLX, LP 2.65% 8/15/2030	7,101	5,985
MPLX, LP 4.70% 4/15/2048	4,397	3,594
Nabors Industries, Inc. 7.375% 5/15/2027[7]	14,275	14,161
Nabors Industries, Inc. 9.125% 1/31/2030[7]	28,185	29,085
Nabors Industries, Ltd. 7.25% 1/15/2026[7]	6,800	6,741
New Fortress Energy, Inc. 6.75% 9/15/2025[7]	20,049	19,819
New Fortress Energy, Inc. 6.50% 9/30/2026[7]	103,155	98,728
New Fortress Energy, Inc. 8.75% 3/15/2029[7]	30,035	29,319
New Fortress Energy, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 10.33% 10/30/2028[9,10]	1,691	1,702
NGL Energy Operating, LLC 8.125% 2/15/2029[7]	14,065	14,301
NGL Energy Operating, LLC 8.375% 2/15/2032[7]	9,465	9,625
Noble Finance II, LLC 8.00% 4/15/2030[7]	1,350	1,392
Northern Oil and Gas, Inc. 8.125% 3/1/2028[7]	42,220	42,753
Northern Oil and Gas, Inc. 8.75% 6/15/2031[7]	17,460	18,388
NuStar Logistics, LP 6.00% 6/1/2026	9,165	9,103
NuStar Logistics, LP 5.625% 4/28/2027	6,754	6,613
Occidental Petroleum Corp. 8.50% 7/15/2027	13,000	13,905
Occidental Petroleum Corp. 6.375% 9/1/2028	10,000	10,230
Occidental Petroleum Corp. 8.875% 7/15/2030	34,900	39,929
Occidental Petroleum Corp. 6.45% 9/15/2036	845	873
Occidental Petroleum Corp. 6.60% 3/15/2046	1,750	1,803
ONEOK, Inc. 2.20% 9/15/2025	50	48
ONEOK, Inc. 5.85% 1/15/2026	4,246	4,264
ONEOK, Inc. 5.55% 11/1/2026	1,575	1,574
ONEOK, Inc. 5.65% 11/1/2028	1,611	1,617
ONEOK, Inc. 3.10% 3/15/2030	134	117
ONEOK, Inc. 5.80% 11/1/2030	945	949
ONEOK, Inc. 6.35% 1/15/2031	837	864
ONEOK, Inc. 6.05% 9/1/2033	6,208	6,279
ONEOK, Inc. 5.20% 7/15/2048	636	552
ONEOK, Inc. 4.50% 3/15/2050	285	219
ONEOK, Inc. 7.15% 1/15/2051	352	378
ONEOK, Inc. 6.625% 9/1/2053	10,493	10,951
Parkland Corp. 4.625% 5/1/2030[7]	5,545	5,016
Permian Resources Operating, LLC 8.00% 4/15/2027[7]	8,455	8,688
Permian Resources Operating, LLC 9.875% 7/15/2031[7]	26,185	28,978
Permian Resources Operating, LLC 7.00% 1/15/2032[7]	21,360	21,789
Petroleos Mexicanos 4.25% 1/15/2025	2,000	1,960
Petroleos Mexicanos 6.875% 10/16/2025	18,955	18,697
Petroleos Mexicanos 6.875% 8/4/2026	74,850	72,695
The Income Fund of America — Page 15 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Petroleos Mexicanos 6.49% 1/23/2027	USD25,378	$23,815
Petroleos Mexicanos 6.50% 3/13/2027	48,135	45,111
Petroleos Mexicanos 6.50% 1/23/2029	865	767
Petroleos Mexicanos 8.75% 6/2/2029	24,503	23,677
Petroleos Mexicanos 5.95% 1/28/2031	2,900	2,290
Petroleos Mexicanos 6.70% 2/16/2032	34,360	28,118
Pioneer Natural Resources Co. 2.15% 1/15/2031	4,684	3,859
Plains All American Pipeline, LP 3.80% 9/15/2030	450	403
Range Resources Corp. 4.875% 5/15/2025	2,375	2,357
Range Resources Corp. 8.25% 1/15/2029	11,472	11,963
Range Resources Corp. 4.75% 2/15/2030[7]	13,023	12,002
Rockies Express Pipeline, LLC 4.95% 7/15/2029[7]	11,768	10,829
Sabine Pass Liquefaction, LLC 5.75% 5/15/2024	347	347
Seadrill Finance, Ltd. 8.375% 8/1/2030[7]	3,090	3,222
SM Energy Co. 6.50% 7/15/2028	2,975	2,954
Southwestern Energy Co. 5.70% 1/23/2025[8]	9,769	9,733
Southwestern Energy Co. 8.375% 9/15/2028	5,980	6,179
Southwestern Energy Co. 5.375% 3/15/2030	15,630	14,853
Southwestern Energy Co. 4.75% 2/1/2032	14,320	12,906
Suburban Propane Partners, LP 5.00% 6/1/2031[7]	6,125	5,446
Sunoco, LP 6.00% 4/15/2027	12,160	12,024
Sunoco, LP 5.875% 3/15/2028	12,700	12,407
Sunoco, LP 7.00% 9/15/2028[7]	14,945	15,172
Sunoco, LP 7.00% 5/1/2029[7]	9,515	9,671
Sunoco, LP 4.50% 5/15/2029	12,580	11,495
Sunoco, LP 4.50% 4/30/2030	6,950	6,259
Superior Plus, LP 4.50% 3/15/2029[7]	9,082	8,223
Talos Production, Inc. 9.00% 2/1/2029[7]	7,060	7,455
Talos Production, Inc. 9.375% 2/1/2031[7]	10,175	10,852
Targa Resources Partners, LP 6.50% 7/15/2027	4,740	4,773
Targa Resources Partners, LP 6.875% 1/15/2029	9,385	9,561
TotalEnergies Capital SA 5.15% 4/5/2034	7,688	7,579
TransCanada Pipelines, Ltd. 4.10% 4/15/2030	4,504	4,153
Transocean Poseidon, Ltd. 6.875% 2/1/2027[7]	27,530	27,464
Transocean Titan Financing, Ltd. 8.375% 2/1/2028[7]	25,859	26,570
Transocean, Inc. 8.25% 5/15/2029[7]	9,080	9,033
Transocean, Inc. 8.50% 5/15/2031[7]	7,785	7,755
Valero Energy Corp. 4.00% 4/1/2029	5,000	4,693
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[7]	7,746	7,664
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[7]	40,865	35,695
Venture Global LNG, Inc. 8.375% 6/1/2031[7]	48,965	50,281
Vital Energy, Inc. 7.875% 4/15/2032[7]	17,900	18,175
Weatherford International, Ltd. 8.625% 4/30/2030[7]	66,063	68,648
Western Midstream Operating, LP 3.10% 2/1/2025[8]	9,602	9,393
Williams Companies, Inc. 3.50% 11/15/2030	1,831	1,626
Williams Companies, Inc. 5.15% 3/15/2034	14,588	13,937
		2,527,051
Consumer discretionary 1.89%
Advance Auto Parts, Inc. 5.90% 3/9/2026	500	499
Advance Auto Parts, Inc. 1.75% 10/1/2027	7,830	6,728
Advance Auto Parts, Inc. 5.95% 3/9/2028	1,525	1,507
Advance Auto Parts, Inc. 3.90% 4/15/2030	7,266	6,490
Advance Auto Parts, Inc. 3.50% 3/15/2032	9,294	7,761
The Income Fund of America — Page 16 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	USD855	$692
Alibaba Group Holding, Ltd. 4.50% 11/28/2034	930	847
Alibaba Group Holding, Ltd. 4.00% 12/6/2037	239	199
Allied Universal Holdco, LLC 9.75% 7/15/2027[7]	33,950	33,858
Allied Universal Holdco, LLC 4.625% 6/1/2028[7]	6,860	6,169
Allied Universal Holdco, LLC 6.00% 6/1/2029[7]	2,090	1,776
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[7]	25,427	26,031
Asbury Automotive Group, Inc. 4.625% 11/15/2029[7]	48,325	43,746
Asbury Automotive Group, Inc. 5.00% 2/15/2032[7]	3,365	2,994
Bath & Body Works, Inc. 6.625% 10/1/2030[7]	9,230	9,230
Bath & Body Works, Inc. 6.875% 11/1/2035	30,713	30,539
Bath & Body Works, Inc. 6.75% 7/1/2036	19,970	19,507
BMW US Capital, LLC 5.15% 8/11/2033[7]	1,000	981
Boyd Gaming Corp. 4.75% 12/1/2027	22,590	21,444
Boyd Gaming Corp. 4.75% 6/15/2031[7]	7,005	6,208
Boyne USA, Inc. 4.75% 5/15/2029[7]	31,780	28,939
Caesars Entertainment, Inc. 4.625% 10/15/2029[7]	19,495	17,408
Caesars Entertainment, Inc. 7.00% 2/15/2030[7]	29,970	30,199
Caesars Entertainment, Inc. 6.50% 2/15/2032[7]	16,145	15,918
Carnival Corp. 5.75% 3/1/2027[7]	17,400	16,994
Carnival Corp. 4.00% 8/1/2028[7]	32,200	29,463
Carnival Corp. 6.00% 5/1/2029[7]	19,000	18,424
Carnival Corp. 7.00% 8/15/2029[7]	12,500	12,840
Cedar Fair, LP 5.50% 5/1/2025[7]	29,490	29,490
Clarios Global, LP 6.25% 5/15/2026[7]	4,725	4,724
Clarios Global, LP 8.50% 5/15/2027[7]	15,740	15,790
Daimler Trucks Finance North America, LLC 5.20% 1/17/2025[7]	1,005	1,001
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[7]	3,261	3,235
Daimler Trucks Finance North America, LLC 2.00% 12/14/2026[7]	12,725	11,637
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[7]	3,000	2,848
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[7]	1,108	1,093
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[7]	3,825	3,338
Dana, Inc. 5.625% 6/15/2028	524	506
Fertitta Entertainment, LLC 4.625% 1/15/2029[7]	35,920	32,523
First Student Bidco, Inc. 4.00% 7/31/2029[7]	38,200	33,444
First Student Bidco, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.00%) 8.564% 7/21/2028[9,10]	4,483	4,491
First Student Bidco, Inc., Term Loan C, (3-month USD CME Term SOFR + 3.00%) 8.564% 7/21/2028[9,10]	1,423	1,426
Ford Motor Co. 6.10% 8/19/2032	28,695	28,158
Ford Motor Co. 4.75% 1/15/2043	8,515	6,708
Ford Motor Co. 5.291% 12/8/2046	8,114	6,827
Ford Motor Credit Co., LLC 3.664% 9/8/2024	9,630	9,550
Ford Motor Credit Co., LLC 5.125% 6/16/2025	1,250	1,237
Ford Motor Credit Co., LLC 3.375% 11/13/2025	1,200	1,152
Ford Motor Credit Co., LLC 6.95% 3/6/2026	9,285	9,414
Ford Motor Credit Co., LLC 4.542% 8/1/2026	500	484
Ford Motor Credit Co., LLC 2.70% 8/10/2026	4,000	3,715
Ford Motor Credit Co., LLC 4.271% 1/9/2027	83,916	80,031
Ford Motor Credit Co., LLC 4.95% 5/28/2027	45,350	43,823
Ford Motor Credit Co., LLC 4.125% 8/17/2027	70,420	66,161
Ford Motor Credit Co., LLC 3.815% 11/2/2027	7,965	7,382
Ford Motor Credit Co., LLC 2.90% 2/16/2028	19,180	17,069
Ford Motor Credit Co., LLC 6.80% 5/12/2028	200	204
Ford Motor Credit Co., LLC 6.798% 11/7/2028	7,775	7,951
Ford Motor Credit Co., LLC 2.90% 2/10/2029	17,000	14,683
The Income Fund of America — Page 17 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Co., LLC 5.80% 3/8/2029	USD54,035	$53,115
Ford Motor Credit Co., LLC 5.113% 5/3/2029	37,049	35,312
Ford Motor Credit Co., LLC 7.20% 6/10/2030	20,000	20,730
Ford Motor Credit Co., LLC 4.00% 11/13/2030	40,679	35,469
Ford Motor Credit Co., LLC 6.05% 3/5/2031	4,762	4,686
Ford Motor Credit Co., LLC 3.625% 6/17/2031	7,994	6,754
Ford Motor Credit Co., LLC 7.122% 11/7/2033	15,881	16,532
Gap, Inc. 3.625% 10/1/2029[7]	2,507	2,123
Gap, Inc. 3.875% 10/1/2031[7]	1,670	1,359
General Motors Co. 6.80% 10/1/2027	1,438	1,485
General Motors Co. 6.60% 4/1/2036	5,110	5,260
General Motors Co. 6.75% 4/1/2046	12,230	12,602
General Motors Financial Co., Inc. 1.25% 1/8/2026	2,379	2,211
General Motors Financial Co., Inc. 1.50% 6/10/2026	21,621	19,834
General Motors Financial Co., Inc. 4.00% 10/6/2026	1,867	1,796
General Motors Financial Co., Inc. 2.35% 2/26/2027	18,225	16,668
General Motors Financial Co., Inc. 2.70% 8/20/2027	15,668	14,286
Grand Canyon University 4.375% 10/1/2026	5,000	4,925
Hanesbrands, Inc. 4.875% 5/15/2026[7]	10,635	10,296
Hanesbrands, Inc. 9.00% 2/15/2031[7]	14,747	14,688
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.066% 3/8/2030[9,10]	16,976	17,018
Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	30,661	28,843
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[7]	22,520	19,754
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029[7]	17,560	15,987
Home Depot, Inc. 1.50% 9/15/2028	5,000	4,303
Home Depot, Inc. 2.95% 6/15/2029	5,000	4,510
Home Depot, Inc. 1.875% 9/15/2031	6,250	4,972
Home Depot, Inc. 5.95% 4/1/2041	12,500	12,957
Home Depot, Inc. 4.50% 12/6/2048	601	509
Hyundai Capital America 1.00% 9/17/2024[7]	8,050	7,901
Hyundai Capital America 2.65% 2/10/2025[7]	18,079	17,635
Hyundai Capital America 5.875% 4/7/2025[7]	3,300	3,300
Hyundai Capital America 1.80% 10/15/2025[7]	1,871	1,765
Hyundai Capital America 1.30% 1/8/2026[7]	9,000	8,346
Hyundai Capital America 1.50% 6/15/2026[7]	7,378	6,754
Hyundai Capital America 1.65% 9/17/2026[7]	9,075	8,241
Hyundai Capital America 3.00% 2/10/2027[7]	19,500	18,138
Hyundai Capital America 2.375% 10/15/2027[7]	2,371	2,126
Hyundai Capital America 5.68% 6/26/2028[7]	2,007	2,000
Hyundai Capital America 2.10% 9/15/2028[7]	4,125	3,552
Hyundai Capital America 6.10% 9/21/2028[7]	2,000	2,024
Hyundai Capital America 5.35% 3/19/2029[7]	3,000	2,949
Hyundai Capital America 5.80% 4/1/2030[7]	996	996
Hyundai Capital America 5.40% 1/8/2031[7]	1,995	1,952
Hyundai Capital Services, Inc. 2.125% 4/24/2025[7]	2,600	2,504
Hyundai Capital Services, Inc. 1.25% 2/8/2026[7]	3,490	3,220
International Game Technology PLC 5.25% 1/15/2029[7]	38,300	36,205
KB Home 7.25% 7/15/2030	10,295	10,551
Kontoor Brands, Inc. 4.125% 11/15/2029[7]	5,180	4,606
LCM Investments Holdings II, LLC 4.875% 5/1/2029[7]	33,557	30,680
LCM Investments Holdings II, LLC 8.25% 8/1/2031[7]	22,295	23,182
Levi Strauss & Co. 3.50% 3/1/2031[7]	31,175	26,636
Light and Wonder International, Inc. 7.00% 5/15/2028[7]	38,659	38,821
Light and Wonder International, Inc. 7.25% 11/15/2029[7]	25,850	26,111
The Income Fund of America — Page 18 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Light and Wonder International, Inc. 7.50% 9/1/2031[7]	USD7,895	$8,057
Lindblad Expeditions, LLC 6.75% 2/15/2027[7]	6,830	6,772
Lithia Motors, Inc. 3.875% 6/1/2029[7]	37,385	33,056
Lithia Motors, Inc. 4.375% 1/15/2031[7]	4,550	3,988
Marriott International, Inc. 4.90% 4/15/2029	2,504	2,438
Marriott International, Inc. 2.75% 10/15/2033	3,220	2,538
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[7]	7,825	7,032
McDonald’s Corp. 4.60% 9/9/2032	1,790	1,706
McDonald’s Corp. 4.95% 8/14/2033	3,232	3,127
McDonald’s Corp. 5.45% 8/14/2053	3,000	2,861
Melco Resorts Finance, Ltd. 5.75% 7/21/2028[7]	11,330	10,517
Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[7]	2,850	2,845
Merlin Entertainments PLC 5.75% 6/15/2026[7]	7,210	7,130
MGM Resorts International 5.50% 4/15/2027	3,617	3,530
Midwest Gaming Borrower, LLC 4.875% 5/1/2029[7]	13,870	12,662
NCL Corp., Ltd. 5.875% 2/15/2027[7]	19,985	19,537
NCL Corp., Ltd. 7.75% 2/15/2029[7]	10,560	10,795
Neiman Marcus Group, Ltd., LLC 7.125% 4/1/2026[7]	6,970	6,944
Newell Brands Inc. 6.625% 9/15/2029	15,925	15,412
Nissan Motor Acceptance Co., LLC 1.125% 9/16/2024[7]	7,850	7,696
Nissan Motor Acceptance Co., LLC 2.00% 3/9/2026[7]	16,020	14,794
Nissan Motor Acceptance Co., LLC 6.95% 9/15/2026[7]	1,860	1,893
Nissan Motor Acceptance Co., LLC 1.85% 9/16/2026[7]	17,890	16,168
Nissan Motor Acceptance Co., LLC 2.75% 3/9/2028[7]	19,362	16,942
Nissan Motor Acceptance Co., LLC 2.45% 9/15/2028[7]	9,883	8,412
Nissan Motor Acceptance Co., LLC 7.05% 9/15/2028[7]	9,310	9,562
Nissan Motor Co., Ltd. 3.522% 9/17/2025[7]	800	771
Party City Holdings, Inc. 12.00% PIK 12/31/2028[2,7,13]	28,497	27,488
Penske Automotive Group, Inc. 3.75% 6/15/2029	7,275	6,402
RHP Hotel Properties, LP 7.25% 7/15/2028[7]	15,445	15,698
RHP Hotel Properties, LP 4.50% 2/15/2029[7]	22,335	20,561
Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026[7]	16,665	16,014
Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027[7]	34,535	33,631
Sally Holdings, LLC 6.75% 3/1/2032	26,645	25,783
Sands China, Ltd. 4.05% 1/8/2026	7,075	6,815
Sands China, Ltd. 2.30% 3/8/2027	1,477	1,329
Sands China, Ltd. 5.40% 8/8/2028	500	484
Scientific Games Holdings, LP 6.625% 3/1/2030[7]	3,520	3,333
Scientific Games Holdings, LP, Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.556% 4/4/2029[9,10]	20,833	20,859
Sonic Automotive, Inc. 4.625% 11/15/2029[7]	42,560	38,138
Sonic Automotive, Inc. 4.875% 11/15/2031[7]	37,385	32,657
Station Casinos, LLC 6.625% 3/15/2032[7]	9,665	9,479
Stellantis Finance US, Inc. 1.711% 1/29/2027[7]	7,175	6,466
Stellantis Finance US, Inc. 5.625% 1/12/2028[7]	9,250	9,338
Stellantis Finance US, Inc. 2.691% 9/15/2031[7]	6,795	5,561
Stellantis Finance US, Inc. 6.375% 9/12/2032[7]	12,758	13,366
Tempur Sealy International, Inc. 4.00% 4/15/2029[7]	4,625	4,117
Toyota Motor Credit Corp. 1.90% 1/13/2027	8,500	7,778
Travel + Leisure Co. 4.50% 12/1/2029[7]	18,020	16,255
Vail Resorts, Inc. 6.25% 5/15/2025[7]	13,075	13,092
Vail Resorts, Inc. 6.50% 5/15/2032[7]	21,310	21,368
Valvoline, Inc. 3.625% 6/15/2031[7]	28,499	23,999
Volkswagen Group of America Finance, LLC 2.85% 9/26/2024[7]	1,400	1,383
Volkswagen Group of America Finance, LLC 3.35% 5/13/2025[7]	1,900	1,855
The Income Fund of America — Page 19 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Volkswagen Group of America Finance, LLC 4.625% 11/13/2025[7]	USD2,075	$2,040
Volkswagen Group of America Finance, LLC 1.25% 11/24/2025[7]	3,250	3,034
Volkswagen Group of America Finance, LLC 6.45% 11/16/2030[7]	6,880	7,116
Wand NewCo 3, Inc. 7.625% 1/30/2032[7]	7,270	7,397
Wand NewCo 3, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.066% 1/30/2031[9,10]	9,390	9,462
WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[7]	53,235	51,666
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028[7]	28,185	25,864
Wynn Resorts Finance, LLC 7.125% 2/15/2031[7]	10,525	10,682
		2,264,360
Health care 1.73%
AbbVie, Inc. 2.95% 11/21/2026	2,390	2,257
AbbVie, Inc. 4.80% 3/15/2029	16,250	15,960
AbbVie, Inc. 4.95% 3/15/2031	15,425	15,136
AbbVie, Inc. 5.05% 3/15/2034	12,678	12,370
AbbVie, Inc. 4.55% 3/15/2035	6,750	6,270
AbbVie, Inc. 5.35% 3/15/2044	375	363
AbbVie, Inc. 4.75% 3/15/2045	1,203	1,073
AbbVie, Inc. 5.40% 3/15/2054	8,625	8,357
AbbVie, Inc. 5.50% 3/15/2064	1,025	989
AdaptHealth, LLC 6.125% 8/1/2028[7]	12,771	11,989
AdaptHealth, LLC 4.625% 8/1/2029[7]	15,320	12,922
AdaptHealth, LLC 5.125% 3/1/2030[7]	9,115	7,768
Amgen, Inc. 5.25% 3/2/2030	2,990	2,964
Amgen, Inc. 5.25% 3/2/2033	3,023	2,958
Amgen, Inc. 5.60% 3/2/2043	6,753	6,516
Amgen, Inc. 5.65% 3/2/2053	3,741	3,593
Amgen, Inc. 4.40% 2/22/2062	3,249	2,498
Amgen, Inc. 5.75% 3/2/2063	3,340	3,193
AstraZeneca Finance, LLC 1.75% 5/28/2028	5,612	4,914
AstraZeneca Finance, LLC 4.90% 2/26/2031	4,050	3,970
AstraZeneca Finance, LLC 5.00% 2/26/2034	17,375	16,912
AstraZeneca PLC 3.375% 11/16/2025	4,500	4,368
Avantor Funding, Inc. 4.625% 7/15/2028[7]	12,100	11,260
Avantor Funding, Inc. 3.875% 11/1/2029[7]	25,835	22,897
Bausch Health Americas, Inc. 9.25% 4/1/2026[7]	6,535	6,055
Bausch Health Americas, Inc. 8.50% 1/31/2027[7]	16,330	10,589
Bausch Health Companies, Inc. 5.50% 11/1/2025[7]	71,995	67,132
Bausch Health Companies, Inc. 9.00% 12/15/2025[7]	16,475	15,582
Bausch Health Companies, Inc. 4.875% 6/1/2028[7]	68,725	44,463
Bausch Health Companies, Inc. 5.25% 2/15/2031[7]	13,878	5,775
Bausch Health Companies, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.668% 2/1/2027[9,10]	16,181	13,638
Baxter International, Inc. 1.322% 11/29/2024	9,739	9,491
Baxter International, Inc. 1.915% 2/1/2027	9,739	8,829
Baxter International, Inc. 2.272% 12/1/2028	5,534	4,790
Bayer US Finance II, LLC 4.40% 7/15/2044[7]	13,090	9,747
Bayer US Finance, LLC 6.125% 11/21/2026[7]	9,951	9,969
Bayer US Finance, LLC 6.25% 1/21/2029[7]	5,902	5,932
Boston Scientific Corp. 1.90% 6/1/2025	7,609	7,317
Bristol-Myers Squibb Co. 4.90% 2/22/2029	11,750	11,577
Bristol-Myers Squibb Co. 5.10% 2/22/2031	5,400	5,315
Bristol-Myers Squibb Co. 5.20% 2/22/2034	12,275	12,027
Bristol-Myers Squibb Co. 5.55% 2/22/2054	14,150	13,666
Bristol-Myers Squibb Co. 5.65% 2/22/2064	8,850	8,477
The Income Fund of America — Page 20 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Catalent Pharma Solutions, Inc. 5.00% 7/15/2027[7]	USD11,937	$11,743
Catalent Pharma Solutions, Inc. 3.125% 2/15/2029[7]	9,655	9,226
Catalent Pharma Solutions, Inc. 3.50% 4/1/2030[7]	2,715	2,586
Catalent Pharma Solutions, Inc., Term Loan B4, (3-month USD CME Term SOFR + 3.00%) 8.315% 2/22/2028[9,10]	5,499	5,530
Centene Corp. 4.25% 12/15/2027	48,290	45,581
Centene Corp. 2.45% 7/15/2028	15,555	13,592
Centene Corp. 4.625% 12/15/2029	57,330	53,433
Centene Corp. 3.375% 2/15/2030	42,600	37,149
Centene Corp. 3.00% 10/15/2030	2,188	1,836
Centene Corp. 2.50% 3/1/2031	12,110	9,744
Centene Corp. 2.625% 8/1/2031	11,825	9,473
Charles River Laboratories International, Inc. 4.25% 5/1/2028[7]	27,840	25,923
Charles River Laboratories International, Inc. 3.75% 3/15/2029[7]	2,500	2,248
CHS / Community Health Systems, Inc. 5.625% 3/15/2027[7]	59,245	54,307
CHS / Community Health Systems, Inc. 5.25% 5/15/2030[7]	38,125	31,205
CVS Health Corp. 5.00% 1/30/2029	7,413	7,283
CVS Health Corp. 5.30% 6/1/2033	3,833	3,707
CVS Health Corp. 5.875% 6/1/2053	2,584	2,463
Elevance Health, Inc. 2.375% 1/15/2025	1,796	1,755
Elevance Health, Inc. 4.90% 2/8/2026	4,176	4,126
Elevance Health, Inc. 4.75% 2/15/2033	2,634	2,489
Elevance Health, Inc. 5.125% 2/15/2053	1,296	1,170
Eli Lilly and Co. 3.375% 3/15/2029	1,103	1,026
Eli Lilly and Co. 4.70% 2/27/2033	4,360	4,193
Eli Lilly and Co. 4.875% 2/27/2053	1,313	1,202
Encompass Health Corp. 4.50% 2/1/2028	13,743	12,915
Encompass Health Corp. 4.75% 2/1/2030	4,560	4,187
Endo Finance Holdings, Inc. 8.50% 4/15/2031[7]	39,320	40,001
Endo International PLC, Term Loan B, (3-month USD CME Term SOFR + 4.75%) 10.052% 4/23/2031[9,10]	54,665	54,588
Fortrea Holdings, Inc. 7.50% 7/1/2030[7]	23,995	24,234
Fortrea Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.066% 7/1/2030[9,10]	11,203	11,267
Gilead Sciences, Inc. 5.25% 10/15/2033	9,353	9,225
Gilead Sciences, Inc. 5.55% 10/15/2053	3,059	2,971
HCA, Inc. 5.875% 2/15/2026	12,399	12,408
HCA, Inc. 5.625% 9/1/2028	15,915	15,847
HCA, Inc. 3.375% 3/15/2029	4,074	3,669
HCA, Inc. 3.625% 3/15/2032	4,250	3,657
HCA, Inc. 4.375% 3/15/2042	4,250	3,398
HCA, Inc. 4.625% 3/15/2052	3,997	3,133
Humana, Inc. 5.375% 4/15/2031	6,292	6,137
Humana, Inc. 5.75% 4/15/2054	2,916	2,742
IQVIA, Inc. 5.00% 5/15/2027[7]	11,510	11,123
IQVIA, Inc. 6.50% 5/15/2030[7]	9,515	9,570
Jazz Securities DAC 4.375% 1/15/2029[7]	14,125	12,865
Mallinckrodt International Finance SA 14.75% 11/14/2028[7]	— [5]	— [5]
Medline Borrower, LP 6.25% 4/1/2029[7]	12,089	12,027
Medline Borrower, LP 5.25% 10/1/2029[7]	31,235	29,106
Medline Borrower, LP, Term Loan B, (3-month USD CME Term SOFR + 2.75%) 8.068% 10/23/2028[9,10]	12,969	13,019
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	5,455	5,269
Medtronic Global Holdings S.C.A. 4.50% 3/30/2033	10,750	10,132
Merck & Co., Inc. 1.90% 12/10/2028	2,240	1,953
Merck & Co., Inc. 2.75% 12/10/2051	4,514	2,757
Molina Healthcare, Inc. 4.375% 6/15/2028[7]	14,840	13,777
The Income Fund of America — Page 21 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Molina Healthcare, Inc. 3.875% 11/15/2030[7]	USD12,815	$11,127
Molina Healthcare, Inc. 3.875% 5/15/2032[7]	38,150	31,954
Novant Health, Inc. 3.168% 11/1/2051	5,000	3,276
Novartis Capital Corp. 2.00% 2/14/2027	2,590	2,391
Option Care Health, Inc. 4.375% 10/31/2029[7]	16,705	14,976
Organon & Co. 4.125% 4/30/2028[7]	28,670	26,139
Owens & Minor, Inc. 4.50% 3/31/2029[7]	57,125	51,366
Owens & Minor, Inc. 6.625% 4/1/2030[7]	30,330	29,464
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	5,550	5,385
Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030	3,500	3,386
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	1,538	1,466
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	505	470
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	1,462	1,364
Radiology Partners, Inc. 3.50% PIK and 5.00% Cash 1/31/2029[7,13]	71,304	65,867
Radiology Partners, Inc. 9.78% PIK 2/15/2030[7,13]	37,076	29,354
Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.25%) 1.50% PIK and 8.68% Cash 1/31/2029[9,10,13]	37,221	35,872
Rede D’Or Finance SARL 4.95% 1/17/2028	200	188
Rede D’Or Finance SARL 4.50% 1/22/2030	400	352
Select Medical Corp. 6.25% 8/15/2026[7]	18,853	18,877
Summa Health 3.511% 11/15/2051	2,150	1,502
Surgery Center Holdings, Inc. 7.25% 4/15/2032[7]	12,770	12,769
Surgery Center Holdings, Inc., Term Loan B2, (3-month USD CME Term SOFR + 3.50%) 8.815% 12/19/2030[9,10]	3,910	3,938
Tenet Healthcare Corp. 6.125% 10/1/2028	17,500	17,297
Tenet Healthcare Corp. 4.25% 6/1/2029	13,540	12,414
Tenet Healthcare Corp. 6.75% 5/15/2031[7]	20,010	20,075
Teva Pharmaceutical Finance Co., LLC 6.15% 2/1/2036	2,435	2,315
Teva Pharmaceutical Finance Netherlands III BV 7.125% 1/31/2025	495	497
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	83,070	77,032
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	98,070	93,912
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	172,030	174,775
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	108,360	102,726
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	11,406	11,989
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	108,315	72,306
		2,063,656
Communication services 1.50%
Altice France Holding SA 10.50% 5/15/2027[7]	11,630	4,140
Altice France SA 5.125% 7/15/2029[7]	73,571	48,028
Altice France SA 5.50% 10/15/2029[7]	5,731	3,758
AT&T, Inc. 1.65% 2/1/2028	5,925	5,179
AT&T, Inc. 3.50% 9/15/2053	9,669	6,379
British Telecommunications PLC 9.625% 12/15/2030[8]	3,261	3,900
CCO Holdings, LLC 5.125% 5/1/2027[7]	13,485	12,650
CCO Holdings, LLC 5.00% 2/1/2028[7]	13,250	12,078
CCO Holdings, LLC 4.75% 3/1/2030[7]	31,531	26,226
CCO Holdings, LLC 4.50% 8/15/2030[7]	41,075	33,410
CCO Holdings, LLC 4.25% 2/1/2031[7]	59,003	46,222
CCO Holdings, LLC 4.75% 2/1/2032[7]	27,835	21,916
CCO Holdings, LLC 4.50% 5/1/2032	50,109	38,520
CCO Holdings, LLC 4.50% 6/1/2033[7]	45,742	34,437
CCO Holdings, LLC 4.25% 1/15/2034[7]	1,977	1,434
Charter Communications Operating, LLC 6.65% 2/1/2034	9,125	9,002
Charter Communications Operating, LLC 3.70% 4/1/2051	4,000	2,342
The Income Fund of America — Page 22 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Charter Communications Operating, LLC 5.25% 4/1/2053	USD7,017	$5,271
Comcast Corp. 4.80% 5/15/2033	8,500	8,091
Connect Finco SARL 6.75% 10/1/2026[7]	85,205	82,595
CSC Holdings, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.821% 1/18/2028[9,10]	23,291	22,539
Diamond Sports Group, LLC 6.625% 8/15/2027[7,12]	27,190	697
Diamond Sports Group, LLC, Term Loan, 5.00% 12/2/2024[10,13]	1,514	2,444
DIRECTV Financing, LLC 5.875% 8/15/2027[7]	50,800	47,391
DIRECTV Financing, LLC 8.875% 2/1/2030[7]	7,950	7,737
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 10.43% 8/2/2027[9,10]	5,418	5,452
DISH DBS Corp. 5.875% 11/15/2024	102,615	96,752
DISH DBS Corp. 7.75% 7/1/2026	8,590	5,399
DISH Network Corp. 11.75% 11/15/2027[7]	70,175	70,799
Embarq Corp. 7.995% 6/1/2036	62,181	25,494
Frontier Communications Holdings, LLC 5.875% 10/15/2027[7]	19,330	18,560
Frontier Communications Holdings, LLC 5.00% 5/1/2028[7]	49,385	45,485
Frontier Communications Holdings, LLC 6.75% 5/1/2029[7]	49,490	43,593
Frontier Communications Holdings, LLC 5.875% 11/1/2029	18,195	15,222
Frontier Communications Holdings, LLC 6.00% 1/15/2030[7]	38,950	32,529
Frontier Communications Holdings, LLC 8.75% 5/15/2030[7]	19,700	20,071
Frontier Communications Holdings, LLC 8.625% 3/15/2031[7]	14,000	14,153
Gray Television, Inc. 5.875% 7/15/2026[7]	43,560	42,039
Gray Television, Inc. 7.00% 5/15/2027[7]	9,080	8,271
Gray Television, Inc. 4.75% 10/15/2030[7]	11,025	6,666
Gray Television, Inc. 5.375% 11/15/2031[7]	44,875	27,022
Intelsat Jackson Holdings SA 6.50% 3/15/2030[7]	48,640	46,677
Lamar Media Corp. 4.875% 1/15/2029	21,525	20,415
Lamar Media Corp. 3.625% 1/15/2031	8,515	7,288
Level 3 Financing, Inc. 10.50% 5/15/2030[7]	141	140
Ligado Networks, LLC 15.50% PIK 11/1/2023[7,12,13]	60,328	9,426
Ligado Networks, LLC, Term Loan, 17.50% PIK 11/1/2023[4,10,12,13]	5,329	5,062
Live Nation Entertainment, Inc. 4.75% 10/15/2027[7]	25,550	24,102
Lumen Technologies, Inc. 4.00% 2/15/2027[7]	12,850	7,147
Midas OpCo Holdings, LLC 5.625% 8/15/2029[7]	16,750	15,013
Netflix, Inc. 4.875% 4/15/2028	6,799	6,677
Netflix, Inc. 5.875% 11/15/2028	4,280	4,370
Netflix, Inc. 6.375% 5/15/2029	6,237	6,498
Netflix, Inc. 5.375% 11/15/2029[7]	15,793	15,754
Netflix, Inc. 4.875% 6/15/2030[7]	9,942	9,660
News Corp. 3.875% 5/15/2029[7]	13,000	11,722
Nexstar Media, Inc. 4.75% 11/1/2028[7]	69,165	61,471
SBA Tower Trust 1.631% 11/15/2026[7]	23,592	21,011
Scripps Escrow II, Inc. 3.875% 1/15/2029[7]	7,300	5,400
Sirius XM Radio, Inc. 5.00% 8/1/2027[7]	10,000	9,453
Sirius XM Radio, Inc. 4.00% 7/15/2028[7]	66,200	59,073
Sirius XM Radio, Inc. 5.50% 7/1/2029[7]	5,030	4,673
Sirius XM Radio, Inc. 4.125% 7/1/2030[7]	21,581	18,319
Sirius XM Radio, Inc. 3.875% 9/1/2031[7]	101,851	82,006
Sprint Capital Corp. 6.875% 11/15/2028	1,885	1,976
Take-Two Interactive Software, Inc. 4.00% 4/14/2032	3,752	3,360
Tencent Holdings, Ltd. 2.39% 6/3/2030	1,006	845
T-Mobile USA, Inc. 2.05% 2/15/2028	9,725	8,600
T-Mobile USA, Inc. 4.95% 3/15/2028	6,235	6,124
T-Mobile USA, Inc. 4.80% 7/15/2028	7,250	7,068
T-Mobile USA, Inc. 3.40% 10/15/2052	3,839	2,538
The Income Fund of America — Page 23 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
T-Mobile USA, Inc. 5.75% 1/15/2054	USD5,396	$5,241
T-Mobile USA, Inc. 6.00% 6/15/2054	4,770	4,804
T-Mobile USA, Inc. 5.50% 1/15/2055	4,773	4,484
Univision Communications, Inc. 6.625% 6/1/2027[7]	39,575	38,224
Univision Communications, Inc. 8.00% 8/15/2028[7]	35,070	35,061
Univision Communications, Inc. 4.50% 5/1/2029[7]	93,890	81,760
Univision Communications, Inc. 7.375% 6/30/2030[7]	18,300	17,538
UPC Broadband Finco BV 4.875% 7/15/2031[7]	7,980	6,957
Verizon Communications, Inc. 2.55% 3/21/2031	4,318	3,585
Verizon Communications, Inc. 2.355% 3/15/2032	5,696	4,547
Verizon Communications, Inc. 5.05% 5/9/2033	5,816	5,628
Verizon Communications, Inc. 3.40% 3/22/2041	8,500	6,332
Verizon Communications, Inc. 2.875% 11/20/2050	4,625	2,818
Virgin Media Secured Finance PLC 4.50% 8/15/2030[7]	17,645	14,904
VMED O2 UK Financing I PLC 4.25% 1/31/2031[7]	25,888	21,171
Vodafone Group PLC 4.25% 9/17/2050	6,025	4,587
VZ Secured Financing BV 5.00% 1/15/2032[7]	17,130	14,445
WarnerMedia Holdings, Inc. 3.638% 3/15/2025	7,615	7,468
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	5,545	5,226
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	4,133	3,771
WarnerMedia Holdings, Inc. 4.279% 3/15/2032	1,127	971
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	4,620	3,541
WMG Acquisition Corp. 3.75% 12/1/2029[7]	3,621	3,188
WMG Acquisition Corp. 3.875% 7/15/2030[7]	24,344	21,245
WMG Acquisition Corp. 3.00% 2/15/2031[7]	7,235	6,012
Ziggo Bond Co. BV 5.125% 2/28/2030[7]	12,375	10,281
ZipRecruiter, Inc. 5.00% 1/15/2030[7]	17,000	14,973
		1,794,523
Industrials 1.19%
AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026[7]	5,270	5,214
AAR Escrow Issuer, LLC 6.75% 3/15/2029[7]	7,509	7,559
Air Lease Corp. 2.875% 1/15/2026	20,296	19,322
Air Lease Corp. 2.20% 1/15/2027	11,245	10,251
Allison Transmission, Inc. 3.75% 1/30/2031[7]	25,185	21,581
American Airlines, Inc. 8.50% 5/15/2029[7]	22,670	23,629
Aramark Services, Inc. 5.00% 4/1/2025[7]	5,670	5,620
ARAMARK Corp. 5.00% 2/1/2028[7]	5,000	4,756
Associated Materials, LLC, Term Loan B, (3-month USD CME Term SOFR + 6.00%) 11.316% 3/8/2029[9,10]	29,475	28,394
Atkore, Inc. 4.25% 6/1/2031[7]	12,215	10,743
Avis Budget Car Rental, LLC 5.75% 7/15/2027[7]	12,175	11,521
Avis Budget Car Rental, LLC 5.375% 3/1/2029[7]	18,760	16,706
Avis Budget Car Rental, LLC 8.00% 2/15/2031[7]	15,555	14,908
Avolon Holdings Funding, Ltd. 3.95% 7/1/2024[7]	22,645	22,561
BAE Systems PLC 5.00% 3/26/2027[7]	3,000	2,957
BAE Systems PLC 5.125% 3/26/2029[7]	10,061	9,880
BAE Systems PLC 5.25% 3/26/2031[7]	10,676	10,462
BAE Systems PLC 5.30% 3/26/2034[7]	6,357	6,175
BAE Systems PLC 5.50% 3/26/2054[7]	1,750	1,672
Boeing Co. 4.875% 5/1/2025	10,281	10,156
Boeing Co. 2.75% 2/1/2026	6,182	5,827
Boeing Co. 2.196% 2/4/2026	4,890	4,563
Boeing Co. 3.10% 5/1/2026	500	471
Boeing Co. 5.04% 5/1/2027	19,673	19,097
The Income Fund of America — Page 24 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Boeing Co. 6.259% 5/1/2027[7]	USD856	$859
Boeing Co. 3.25% 3/1/2028	1,025	919
Boeing Co. 6.298% 5/1/2029[7]	794	798
Boeing Co. 5.15% 5/1/2030	8,263	7,818
Boeing Co. 3.625% 2/1/2031	4,271	3,672
Boeing Co. 3.60% 5/1/2034	5,750	4,559
Boeing Co. 6.528% 5/1/2034[7]	6,244	6,296
Boeing Co. 3.90% 5/1/2049	800	532
Boeing Co. 5.805% 5/1/2050	9,639	8,537
Boeing Co. 6.858% 5/1/2054[7]	329	331
Bombardier, Inc. 7.125% 6/15/2026[7]	38,627	39,079
Bombardier, Inc. 7.875% 4/15/2027[7]	45,446	45,191
Bombardier, Inc. 6.00% 2/15/2028[7]	23,515	22,957
Bombardier, Inc. 7.50% 2/1/2029[7]	16,095	16,480
Bombardier, Inc. 8.75% 11/15/2030[7]	9,370	9,980
Brink’s Co. (The) 4.625% 10/15/2027[7]	12,800	12,042
Burlington Northern Santa Fe, LLC 3.55% 2/15/2050	8,500	6,088
BWX Technologies, Inc. 4.125% 6/30/2028[7]	5,190	4,747
BWX Technologies, Inc. 4.125% 4/15/2029[7]	8,595	7,839
Canadian Pacific Railway Co. 1.75% 12/2/2026	3,015	2,751
Canadian Pacific Railway Co. 3.10% 12/2/2051	4,782	3,072
Carrier Global Corp. 2.722% 2/15/2030	1,955	1,688
Carrier Global Corp. 2.70% 2/15/2031	205	173
Carrier Global Corp. 5.90% 3/15/2034	947	968
Carrier Global Corp. 3.577% 4/5/2050	3,545	2,505
Carrier Global Corp. 6.20% 3/15/2054	1,843	1,923
Chart Industries, Inc. 7.50% 1/1/2030[7]	11,063	11,329
Clarivate Science Holdings Corp. 3.875% 7/1/2028[7]	12,595	11,480
Clarivate Science Holdings Corp. 4.875% 7/1/2029[7]	25,820	23,541
Clean Harbors, Inc. 6.375% 2/1/2031[7]	12,974	12,866
CoreLogic, Inc. 4.50% 5/1/2028[7]	80,461	69,689
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 3.50%) 8.93% 6/2/2028[9,10]	3,000	2,910
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 11.93% 6/4/2029[9,10]	3,525	3,203
Covanta Holding Corp. 4.875% 12/1/2029[7]	19,365	16,995
CSX Corp. 3.80% 3/1/2028	1,300	1,239
CSX Corp. 4.50% 3/15/2049	562	472
Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[7]	31,462	28,681
Enviri Corp. 5.75% 7/31/2027[7]	14,770	13,830
EquipmentShare.com, Inc. 8.625% 5/15/2032[7]	14,480	14,750
General Dynamics Corp. 3.625% 4/1/2030	5,433	4,990
Honeywell International, Inc. 2.30% 8/15/2024	3,655	3,621
Icahn Enterprises, LP 6.375% 12/15/2025	29,034	28,540
Icahn Enterprises, LP 6.25% 5/15/2026	21,526	20,954
Icahn Enterprises, LP 5.25% 5/15/2027	14,905	13,700
Icahn Enterprises, LP 4.375% 2/1/2029	9,625	8,111
Ingersoll-Rand, Inc. 5.40% 8/14/2028	1,261	1,258
Ingersoll-Rand, Inc. 5.70% 8/14/2033	160	159
L3Harris Technologies, Inc. 5.40% 7/31/2033	7,430	7,240
L3Harris Technologies, Inc. 5.60% 7/31/2053	6,525	6,298
Lockheed Martin Corp. 5.10% 11/15/2027	3,305	3,304
Lockheed Martin Corp. 4.45% 5/15/2028	7,873	7,666
Lockheed Martin Corp. 5.25% 1/15/2033	7,719	7,707
Lockheed Martin Corp. 4.75% 2/15/2034	8,000	7,647
Lockheed Martin Corp. 5.70% 11/15/2054	6,148	6,220
The Income Fund of America — Page 25 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Masco Corp. 1.50% 2/15/2028	USD7,105	$6,127
Masco Corp. 2.00% 2/15/2031	4,220	3,367
Masco Corp. 3.125% 2/15/2051	2,044	1,298
MasTec, Inc. 4.50% 8/15/2028[7]	12,915	12,055
Mexico City Airport Trust 3.875% 4/30/2028[7]	770	721
Mexico City Airport Trust 5.50% 10/31/2046	2,303	1,906
Mexico City Airport Trust 5.50% 7/31/2047	4,482	3,698
Mexico City Airport Trust 5.50% 7/31/2047[7]	215	177
Mileage Plus Holdings, LLC 6.50% 6/20/2027[7]	21,557	21,613
Moog, Inc. 4.25% 12/9/2027[7]	16,909	15,802
Movida Europe SA 7.85% 4/11/2029[7]	2,500	2,336
Mueller Water Products, Inc. 4.00% 6/15/2029[7]	5,110	4,628
Norfolk Southern Corp. 4.45% 3/1/2033	2,208	2,057
Norfolk Southern Corp. 3.05% 5/15/2050	1,727	1,095
Norfolk Southern Corp. 5.35% 8/1/2054	10,613	9,908
Northrop Grumman Corp. 3.25% 1/15/2028	7,495	6,981
Otis Worldwide Corp. 2.293% 4/5/2027	1,940	1,789
PM General Purchaser, LLC 9.50% 10/1/2028[7]	15,235	15,449
Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[7]	11,040	11,464
RTX Corp. 1.90% 9/1/2031	6,250	4,904
RTX Corp. 5.15% 2/27/2033	9,542	9,264
RTX Corp. 5.375% 2/27/2053	3,947	3,683
RTX Corp. 6.40% 3/15/2054	9,750	10,467
Sensata Technologies BV 4.00% 4/15/2029[7]	19,310	17,306
Sensata Technologies, Inc. 3.75% 2/15/2031[7]	26,288	22,241
Spirit AeroSystems, Inc. 9.375% 11/30/2029[7]	21,219	22,975
Spirit AeroSystems, Inc. 9.75% 11/15/2030[7]	43,380	48,043
Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.25%) 9.58% 1/15/2027[9,10]	1,028	1,034
Stericycle, Inc. 3.875% 1/15/2029[7]	29,450	26,234
TransDigm, Inc. 5.50% 11/15/2027	35,399	34,431
TransDigm, Inc. 6.75% 8/15/2028[7]	14,390	14,469
TransDigm, Inc. 4.625% 1/15/2029	20,390	18,699
TransDigm, Inc. 6.375% 3/1/2029[7]	17,810	17,696
TransDigm, Inc. 6.625% 3/1/2032[7]	13,925	13,919
Triton Container International, Ltd. 1.15% 6/7/2024[7]	3,938	3,917
Triton Container International, Ltd. 3.15% 6/15/2031[7]	7,222	5,792
Triumph Group, Inc. 9.00% 3/15/2028[7]	45,789	47,470
Uber Technologies, Inc. 8.00% 11/1/2026[7]	22,165	22,405
Union Pacific Corp. 3.75% 7/15/2025	3,970	3,889
Union Pacific Corp. 2.40% 2/5/2030	1,931	1,657
Union Pacific Corp. 2.891% 4/6/2036	2,495	1,958
Union Pacific Corp. 2.95% 3/10/2052	4,250	2,682
United Rentals (North America), Inc. 5.25% 1/15/2030	6,840	6,568
United Rentals (North America), Inc. 3.875% 2/15/2031	20,475	17,970
United Rentals (North America), Inc. 3.75% 1/15/2032	8,175	6,991
United Rentals (North America), Inc. 6.125% 3/15/2034[7]	29,140	28,488
Virgin Australia Holdings, Ltd. 7.875% 10/15/2021[7,12]	1,632	5
WESCO Distribution, Inc. 7.125% 6/15/2025[7]	5,905	5,915
WESCO Distribution, Inc. 7.25% 6/15/2028[7]	6,435	6,543
WESCO Distribution, Inc. 6.625% 3/15/2032[7]	20,920	20,848
XPO, Inc. 7.125% 6/1/2031[7]	6,765	6,807
XPO, Inc. 7.125% 2/1/2032[7]	14,878	14,978
		1,416,948
The Income Fund of America — Page 26 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials 1.04%	Principal amount (000)	Value (000)
Air Products and Chemicals, Inc. 1.85% 5/15/2027	USD1,607	$1,463
Alcoa Nederland Holding BV 5.50% 12/15/2027[7]	11,340	11,156
ARD Finance SA 6.50% Cash 6/30/2027[7,13]	16,497	4,085
Ardagh Metal Packaging Finance PLC 4.00% 9/1/2029[7]	7,530	6,214
ATI, Inc. 4.875% 10/1/2029	30,055	28,018
ATI, Inc. 7.25% 8/15/2030	14,815	15,172
ATI, Inc. 5.125% 10/1/2031	15,485	14,127
Avient Corp. 7.125% 8/1/2030[7]	6,900	6,987
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031[7]	7,585	7,745
Axalta Coating Systems, LLC 4.75% 6/15/2027[7]	14,076	13,518
Ball Corp. 6.875% 3/15/2028	19,100	19,420
Ball Corp. 6.00% 6/15/2029	24,810	24,718
Ball Corp. 3.125% 9/15/2031	20,755	17,262
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2030	6,750	6,699
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	1,931	1,855
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	9,895	9,703
BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	6,750	6,531
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[7]	12,477	10,947
Celanese US Holdings, LLC 6.165% 7/15/2027	21,500	21,633
Celanese US Holdings, LLC 6.55% 11/15/2030	8,813	9,032
Celanese US Holdings, LLC 6.70% 11/15/2033	7,682	7,934
Cleveland-Cliffs, Inc. 7.00% 3/15/2027	1,300	1,309
Cleveland-Cliffs, Inc. 5.875% 6/1/2027	62,300	61,699
Cleveland-Cliffs, Inc. 4.625% 3/1/2029[7]	33,580	31,111
Cleveland-Cliffs, Inc. 6.75% 4/15/2030[7]	27,000	26,399
Cleveland-Cliffs, Inc. 4.875% 3/1/2031[7]	6,700	5,877
Cleveland-Cliffs, Inc. 7.00% 3/15/2032[7]	14,210	13,896
Consolidated Energy Finance SA 12.00% 2/15/2031[7]	13,875	14,378
CRH America, Inc. 5.125% 5/18/2045[7]	350	316
CVR Partners, LP 6.125% 6/15/2028[7]	12,445	11,624
Dow Chemical Co. (The) 5.15% 2/15/2034	2,927	2,816
Dow Chemical Co. (The) 5.55% 11/30/2048	3,528	3,291
Dow Chemical Co. (The) 4.80% 5/15/2049	2,075	1,740
Dow Chemical Co. (The) 3.60% 11/15/2050	10,215	7,035
Dow Chemical Co. (The) 6.90% 5/15/2053	1,540	1,691
Dow Chemical Co. (The) 5.60% 2/15/2054	3,898	3,691
Eastman Chemical Co. 5.625% 2/20/2034	1,324	1,289
Element Solutions, Inc. 3.875% 9/1/2028[7]	21,085	19,001
First Quantum Minerals, Ltd. 6.875% 10/15/2027[7]	141,717	136,462
First Quantum Minerals, Ltd. 9.375% 3/1/2029[7]	70,755	73,191
FXI Holdings, Inc. 12.25% 11/15/2026[7]	35,598	35,322
FXI Holdings, Inc. 12.25% 11/15/2026[7]	24,259	24,114
INEOS Finance PLC 6.75% 5/15/2028[7]	16,310	16,043
INEOS Finance PLC 7.50% 4/15/2029[7]	6,920	6,961
International Flavors & Fragrances, Inc. 1.832% 10/15/2027[7]	2,875	2,522
Kaiser Aluminum Corp. 4.625% 3/1/2028[7]	20,295	18,919
Linde, Inc. 1.10% 8/10/2030	3,657	2,891
LSB Industries, Inc. 6.25% 10/15/2028[7]	13,255	12,579
LYB International Finance III, LLC 2.25% 10/1/2030	2,424	2,004
LYB International Finance III, LLC 4.20% 5/1/2050	3,356	2,499
LYB International Finance III, LLC 3.625% 4/1/2051	4,174	2,811
Methanex Corp. 5.125% 10/15/2027	74,060	71,303
Mineral Resources, Ltd. 8.125% 5/1/2027[7]	11,100	11,218
Mineral Resources, Ltd. 8.00% 11/1/2027[7]	8,875	8,986
The Income Fund of America — Page 27 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Mineral Resources, Ltd. 9.25% 10/1/2028[7]	USD23,240	$24,392
Mineral Resources, Ltd. 8.50% 5/1/2030[7]	21,240	21,780
Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032[7]	9,224	9,166
NOVA Chemicals Corp. 5.25% 6/1/2027[7]	13,410	12,629
NOVA Chemicals Corp. 4.25% 5/15/2029[7]	9,800	8,212
NOVA Chemicals Corp. 9.00% 2/15/2030[7]	6,685	6,897
Novelis Corp. 4.75% 1/30/2030[7]	27,653	25,329
Novelis Corp. 3.875% 8/15/2031[7]	21,782	18,468
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[7]	59,585	55,467
SCIH Salt Holdings, Inc. 6.625% 5/1/2029[7]	47,925	44,266
Sealed Air Corp. 4.00% 12/1/2027[7]	19,239	17,817
Sealed Air Corp. 6.125% 2/1/2028[7]	30,890	30,545
Summit Materials, LLC 6.50% 3/15/2027[7]	9,760	9,775
Summit Materials, LLC 5.25% 1/15/2029[7]	12,425	11,951
Summit Materials, LLC 7.25% 1/15/2031[7]	11,546	11,870
Trivium Packaging Finance BV 8.50% 8/15/2027[7]	11,610	11,509
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 7.31% Cash 1/16/2026[9,10]	4,734	4,781
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 7.33% Cash 10/10/2028[9,10,13]	13,815	13,401
Warrior Met Coal, Inc. 7.875% 12/1/2028[7]	23,532	23,912
Westlake Corp. 5.00% 8/15/2046	350	299
Westlake Corp. 4.375% 11/15/2047	300	235
		1,241,908
Information technology 0.99%
Analog Devices, Inc. 5.05% 4/1/2034	3,616	3,549
Analog Devices, Inc. 5.30% 4/1/2054	4,974	4,735
Booz Allen Hamilton, Inc. 4.00% 7/1/2029[7]	17,037	15,612
Broadcom Corp. 3.875% 1/15/2027	5,724	5,494
Broadcom, Inc. 3.15% 11/15/2025	954	919
Broadcom, Inc. 3.419% 4/15/2033[7]	3,146	2,643
Broadcom, Inc. 3.469% 4/15/2034[7]	13,149	10,899
Broadcom, Inc. 3.187% 11/15/2036[7]	1,250	959
Cisco Systems, Inc. 4.85% 2/26/2029	8,268	8,168
Cisco Systems, Inc. 4.95% 2/26/2031	7,653	7,531
Cisco Systems, Inc. 5.05% 2/26/2034	2,625	2,569
Cisco Systems, Inc. 5.30% 2/26/2054	4,289	4,130
Cisco Systems, Inc. 5.35% 2/26/2064	3,613	3,441
Cloud Software Group, Inc. 6.50% 3/31/2029[7]	33,410	31,713
Cloud Software Group, Inc. 9.00% 9/30/2029[7]	54,440	52,425
Cloud Software Group, Inc., Term Loan A, (3-month USD CME Term SOFR + 4.50%) 9.909% 9/29/2028[9,10]	19,707	19,727
Cloud Software Group, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.909% 3/30/2029[9,10]	51,575	51,629
CommScope Technologies, LLC 6.00% 6/15/2025[7]	65,435	51,775
CommScope Technologies, LLC 5.00% 3/15/2027[7]	39,675	13,590
CommScope, Inc. 6.00% 3/1/2026[7]	71,120	63,652
CommScope, Inc. 8.25% 3/1/2027[7]	18,319	7,079
CommScope, Inc. 7.125% 7/1/2028[7]	7,651	2,567
CommScope, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.68% 4/6/2026[9,10]	68,944	60,864
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 7.50%) 12.822% 8/11/2028[2,7,9,10]	183,690	188,455
Entegris, Inc. 4.75% 4/15/2029[7]	9,145	8,634
Entegris, Inc. 3.625% 5/1/2029[7]	30,000	26,582
Fair Isaac Corp. 4.00% 6/15/2028[7]	11,530	10,630
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.459% 9/13/2029[6,9,10]	33,727	33,896
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.571% 9/13/2029[6,9,10]	185	186
The Income Fund of America — Page 28 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Gartner, Inc. 4.50% 7/1/2028[7]	USD14,275	$13,437
Gartner, Inc. 3.625% 6/15/2029[7]	6,543	5,861
Gartner, Inc. 3.75% 10/1/2030[7]	5,300	4,618
Helios Software Holdings, Inc. 8.75% 5/1/2029[7]	38,275	38,382
Hughes Satellite Systems Corp. 5.25% 8/1/2026	117,021	97,011
Hughes Satellite Systems Corp. 6.625% 8/1/2026	79,277	45,567
Intel Corp. 5.20% 2/10/2033	9,760	9,527
Microchip Technology, Inc. 5.05% 3/15/2029	13,925	13,691
Microsoft Corp. 2.921% 3/17/2052	5,000	3,298
NCR Atleos Corp. 9.50% 4/1/2029[7]	69,983	74,455
NCR Voyix Corp. 5.125% 4/15/2029[7]	14,700	13,523
Oracle Corp. 3.60% 4/1/2050	4,394	2,974
Oracle Corp. 5.55% 2/6/2053	6,050	5,564
Rocket Software, Inc. 6.50% 2/15/2029[7]	7,830	6,529
Simon Property Group, LP 3.50% 9/1/2025	3,250	3,166
Simon Property Group, LP 2.65% 7/15/2030	3,350	2,860
Synaptics, Inc. 4.00% 6/15/2029[7]	3,700	3,253
Texas Instruments, Inc. 4.60% 2/8/2029	4,408	4,323
Texas Instruments, Inc. 4.85% 2/8/2034	2,294	2,225
Texas Instruments, Inc. 5.15% 2/8/2054	4,703	4,412
Texas Instruments, Inc. 5.05% 5/18/2063	10,250	9,293
UKG, Inc. 6.875% 2/1/2031[7]	13,825	13,860
Unisys Corp. 6.875% 11/1/2027[7]	3,200	2,763
Viasat, Inc. 5.625% 9/15/2025[7]	29,975	28,833
Viasat, Inc. 5.625% 4/15/2027[7]	26,900	24,644
Viasat, Inc. 6.50% 7/15/2028[7]	11,025	8,439
Viasat, Inc. 7.50% 5/30/2031[7]	51,655	36,546
Viavi Solutions, Inc. 3.75% 10/1/2029[7]	4,675	3,933
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[4,6,8]	11,510	11,202
		1,188,242
Real estate 0.89%
Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	975	921
Alexandria Real Estate Equities, Inc. 2.75% 12/15/2029	4,851	4,201
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	2,375	2,056
Alexandria Real Estate Equities, Inc. 1.875% 2/1/2033	4,323	3,178
American Tower Corp. 1.45% 9/15/2026	7,408	6,734
American Tower Corp. 3.55% 7/15/2027	2,525	2,375
American Tower Corp. 2.30% 9/15/2031	2,000	1,590
American Tower Corp. 2.95% 1/15/2051	4,250	2,569
Anywhere Real Estate Group, LLC 5.75% 1/15/2029[7]	41,960	29,328
Anywhere Real Estate Group, LLC 5.25% 4/15/2030[7]	25,230	16,957
Anywhere Real Estate Group, LLC 7.00% 4/15/2030[7]	17,800	15,637
Boston Properties, LP 6.75% 12/1/2027	25,000	25,538
Boston Properties, LP 2.90% 3/15/2030	2,310	1,931
Boston Properties, LP 3.25% 1/30/2031	10,206	8,490
Boston Properties, LP 2.55% 4/1/2032	4,508	3,451
Boston Properties, LP 2.45% 10/1/2033	1,719	1,246
Boston Properties, LP 6.50% 1/15/2034	32,051	32,052
Brookfield Property REIT, Inc. 5.75% 5/15/2026[7]	17,810	17,250
Brookfield Property REIT, Inc. 4.50% 4/1/2027[7]	7,860	6,988
COPT Defense Properties, LP 2.75% 4/15/2031	8,314	6,683
COPT Defense Properties, LP 2.90% 12/1/2033	1,275	971
Equinix, Inc. 1.45% 5/15/2026	13,335	12,239
The Income Fund of America — Page 29 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Equinix, Inc. 3.40% 2/15/2052	USD578	$381
Essex Portfolio, LP 3.875% 5/1/2024	4,900	4,900
Essex Portfolio, LP 3.50% 4/1/2025	1,670	1,637
Extra Space Storage, LP 2.35% 3/15/2032	1,949	1,521
GLP Capital, LP 3.35% 9/1/2024	2,026	2,008
Howard Hughes Corp. (The) 5.375% 8/1/2028[7]	71,970	67,791
Howard Hughes Corp. (The) 4.125% 2/1/2029[7]	53,320	47,134
Howard Hughes Corp. (The) 4.375% 2/1/2031[7]	88,060	74,760
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	3,300	2,552
Iron Mountain, Inc. 4.875% 9/15/2027[7]	1,875	1,791
Iron Mountain, Inc. 5.00% 7/15/2028[7]	9,311	8,783
Iron Mountain, Inc. 4.875% 9/15/2029[7]	9,300	8,590
Iron Mountain, Inc. 5.25% 7/15/2030[7]	33,830	31,432
Iron Mountain, Inc. 4.50% 2/15/2031[7]	43,400	38,323
Kennedy-Wilson, Inc. 4.75% 3/1/2029	69,927	57,897
Kennedy-Wilson, Inc. 4.75% 2/1/2030	69,386	55,015
Kennedy-Wilson, Inc. 5.00% 3/1/2031	53,703	41,782
Kilroy Realty, LP 6.25% 1/15/2036	2,494	2,344
Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027[7]	26,434	24,503
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[7]	19,183	17,136
MPT Operating Partnership, LP 5.25% 8/1/2026	1,090	994
MPT Operating Partnership, LP 5.00% 10/15/2027	77,419	63,406
MPT Operating Partnership, LP 4.625% 8/1/2029	1,090	817
MPT Operating Partnership, LP 3.50% 3/15/2031	5,178	3,477
Park Intermediate Holdings, LLC 4.875% 5/15/2029[7]	22,600	20,697
Prologis, LP 4.875% 6/15/2028	9,091	8,951
Prologis, LP 4.75% 6/15/2033	6,707	6,338
Prologis, LP 5.125% 1/15/2034	9,000	8,687
Prologis, LP 5.00% 3/15/2034	10,100	9,671
Prologis, LP 5.25% 6/15/2053	2,913	2,678
Prologis, LP 5.25% 3/15/2054	1,605	1,467
Public Storage Operating Co. 1.85% 5/1/2028	8,037	7,042
Public Storage Operating Co. 1.95% 11/9/2028	8,107	7,018
Public Storage Operating Co. 2.30% 5/1/2031	3,242	2,654
RLJ Lodging Trust, LP 4.00% 9/15/2029[7]	17,780	15,434
Scentre Group Trust 1 3.50% 2/12/2025[7]	4,455	4,372
Scentre Group Trust 1 3.25% 10/28/2025[7]	9,115	8,792
Scentre Group Trust 1 3.75% 3/23/2027[7]	2,500	2,370
Service Properties Trust 4.50% 3/15/2025	11,470	11,211
Service Properties Trust 5.25% 2/15/2026	4,070	3,918
Service Properties Trust 4.75% 10/1/2026	19,605	18,221
Service Properties Trust 4.95% 2/15/2027	27,618	25,441
Service Properties Trust 5.50% 12/15/2027	27,165	25,659
Service Properties Trust 3.95% 1/15/2028	14,275	12,192
Service Properties Trust 4.95% 10/1/2029	13,097	10,725
Service Properties Trust 4.375% 2/15/2030	11,185	8,523
Service Properties Trust 8.625% 11/15/2031[7]	31,805	33,430
Sun Communities Operating, LP 2.30% 11/1/2028	2,566	2,207
Sun Communities Operating, LP 2.70% 7/15/2031	1,941	1,566
VICI Properties, LP 3.50% 2/15/2025[7]	1,320	1,296
VICI Properties, LP 4.625% 6/15/2025[7]	11,545	11,367
VICI Properties, LP 4.25% 12/1/2026[7]	3,660	3,495
VICI Properties, LP 3.875% 2/15/2029[7]	14,460	13,130
VICI Properties, LP 4.625% 12/1/2029[7]	140	130
The Income Fund of America — Page 30 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
VICI Properties, LP 4.125% 8/15/2030[7]	USD14,885	$13,277
WeWork Companies, LLC 6.00% PIK and 5.00% Cash 8/15/2027[7,12,13]	31,200	1,345
WeWork Companies, LLC 8.00% PIK and 7.00% Cash 8/15/2027[7,12,13]	24,864	2,611
		1,067,274
Utilities 0.86%
Abu Dhabi National Energy Co. PJSC 4.375% 4/23/2025[7]	5,800	5,720
Abu Dhabi National Energy Co. PJSC 4.375% 6/22/2026[7]	200	196
AES Corp. 3.30% 7/15/2025[7]	17,950	17,407
American Electric Power Co., Inc. 4.30% 12/1/2028	2,280	2,169
American Water Capital Corp. 2.80% 5/1/2030	950	820
AmeriGas Partners, LP 5.50% 5/20/2025	6,850	6,815
Baltimore Gas and Electric Co. 4.55% 6/1/2052	1,950	1,612
Calpine Corp. 5.125% 3/15/2028[7]	12,315	11,693
Calpine Corp. 3.75% 3/1/2031[7]	12,570	10,888
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[7]	2,500	2,304
Colbún SA 3.95% 10/11/2027[7]	1,554	1,475
Comision Federal de Electricidad 4.688% 5/15/2029[7]	14,525	13,368
Commonwealth Edison Co. 3.85% 3/15/2052	4,598	3,376
Consumers Energy Co. 4.625% 5/15/2033	5,826	5,474
Dominion Energy, Inc., junior subordinated, 3.071% 8/15/2024	2,550	2,528
Duke Energy Corp. 2.55% 6/15/2031	175	144
Duke Energy Indiana, LLC 4.90% 7/15/2043	14,785	13,007
Duke Energy Indiana, LLC 3.25% 10/1/2049	1,727	1,142
Duke Energy Progress, LLC 4.15% 12/1/2044	1,836	1,453
Edison International 3.55% 11/15/2024	16,447	16,246
Edison International 4.95% 4/15/2025	400	397
Edison International 5.75% 6/15/2027	6,495	6,496
Edison International 4.125% 3/15/2028	5,616	5,285
Edison International 5.25% 11/15/2028	6,900	6,758
Edison International 6.95% 11/15/2029	1,650	1,733
EDP Finance BV 3.625% 7/15/2024[7]	10,175	10,128
Electricité de France SA 5.65% 4/22/2029[7]	3,000	2,992
Electricité de France SA 6.25% 5/23/2033[7]	5,121	5,248
Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[7,8]	4,000	4,353
Emera US Finance, LP 0.833% 6/15/2024	1,675	1,663
Emera US Finance, LP 2.639% 6/15/2031	2,100	1,689
Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[8,11]	35,774	35,500
Entergy Corp. 2.80% 6/15/2030	5,650	4,822
Entergy Louisiana, LLC 4.20% 9/1/2048	5,125	3,983
Eversource Energy 5.50% 1/1/2034	1,650	1,589
FirstEnergy Corp. 1.60% 1/15/2026	989	920
FirstEnergy Corp. 2.65% 3/1/2030	2,500	2,110
FirstEnergy Corp. 2.25% 9/1/2030	150	121
FirstEnergy Corp. 3.40% 3/1/2050	8,875	5,703
FirstEnergy Corp., Series B, 4.15% 7/15/2027	49,077	46,275
FirstEnergy Transmission, LLC 2.866% 9/15/2028[7]	10,000	8,944
Florida Power & Light Co. 3.30% 5/30/2027	600	565
Georgia Power Co. 3.70% 1/30/2050	1,200	864
Interstate Power and Light Co. 3.25% 12/1/2024	3,250	3,207
Israel Electric Corp., Ltd. 8.10% 12/15/2096[7]	4,905	5,499
Jersey Central Power & Light Co. 2.75% 3/1/2032[7]	1,025	833
MidAmerican Energy Co. 5.85% 9/15/2054	2,325	2,341
The Income Fund of America — Page 31 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Mid-Atlantic Interstate Transmission, LLC 4.10% 5/15/2028[7]	USD1,325	$1,255
Mississippi Power Co. 3.95% 3/30/2028	6,437	6,099
Mississippi Power Co. 4.25% 3/15/2042	2,550	2,053
MIWD Holdco II, LLC, Term Loan B, (3-month USD CME Term SOFR + 3.50%) 8.816% 3/20/2031[9,10]	8,325	8,373
Monongahela Power Co. 3.55% 5/15/2027[7]	2,550	2,411
NextEra Energy Capital Holdings, Inc. 6.051% 3/1/2025	2,475	2,480
Northern States Power Co. 3.20% 4/1/2052	3,258	2,121
Oncor Electric Delivery Co., LLC 5.65% 11/15/2033	7,675	7,714
Pacific Gas and Electric Co. 3.40% 8/15/2024	4,510	4,473
Pacific Gas and Electric Co. 3.15% 1/1/2026	42,725	40,859
Pacific Gas and Electric Co. 2.95% 3/1/2026	21,350	20,269
Pacific Gas and Electric Co. 3.30% 3/15/2027	8,445	7,923
Pacific Gas and Electric Co. 2.10% 8/1/2027	1,034	921
Pacific Gas and Electric Co. 3.30% 12/1/2027	21,426	19,689
Pacific Gas and Electric Co. 3.00% 6/15/2028	9,085	8,178
Pacific Gas and Electric Co. 3.75% 7/1/2028	14,600	13,471
Pacific Gas and Electric Co. 4.65% 8/1/2028	10,550	10,023
Pacific Gas and Electric Co. 6.10% 1/15/2029	10,911	11,003
Pacific Gas and Electric Co. 5.55% 5/15/2029	3,000	2,968
Pacific Gas and Electric Co. 4.55% 7/1/2030	64,037	59,467
Pacific Gas and Electric Co. 2.50% 2/1/2031	26,976	21,885
Pacific Gas and Electric Co. 3.25% 6/1/2031	5,850	4,951
Pacific Gas and Electric Co. 5.90% 6/15/2032	8,459	8,360
Pacific Gas and Electric Co. 6.15% 1/15/2033	8,193	8,207
Pacific Gas and Electric Co. 6.40% 6/15/2033	40,709	41,442
Pacific Gas and Electric Co. 6.95% 3/15/2034	3,800	4,018
Pacific Gas and Electric Co. 5.80% 5/15/2034	12,455	12,166
Pacific Gas and Electric Co. 3.30% 8/1/2040	3,333	2,324
Pacific Gas and Electric Co. 3.75% 8/15/2042	16,045	11,442
Pacific Gas and Electric Co. 4.95% 7/1/2050	4,659	3,793
Pacific Gas and Electric Co. 3.50% 8/1/2050	6,960	4,467
Pacific Gas and Electric Co. 6.70% 4/1/2053	5,290	5,440
PacifiCorp 5.30% 2/15/2031	12,700	12,415
PacifiCorp 5.45% 2/15/2034	25,925	24,909
PacifiCorp 4.125% 1/15/2049	7,250	5,377
PacifiCorp 3.30% 3/15/2051	1,375	860
PacifiCorp 2.90% 6/15/2052	2,879	1,629
PacifiCorp 5.35% 12/1/2053	2,676	2,339
PacifiCorp 5.50% 5/15/2054	14,553	13,015
PacifiCorp 5.80% 1/15/2055	28,950	26,733
PG&E Corp. 5.00% 7/1/2028	46,990	44,815
PG&E Corp. 5.25% 7/1/2030	80,910	75,833
Progress Energy, Inc. 7.00% 10/30/2031	3,750	4,062
Public Service Company of Colorado 5.35% 5/15/2034	6,802	6,632
Public Service Company of Colorado 5.25% 4/1/2053	1,012	908
Public Service Company of Colorado 5.75% 5/15/2054	5,100	4,952
Public Service Electric and Gas Co. 3.15% 1/1/2050	1,700	1,135
Southern California Edison Co. 3.70% 8/1/2025	450	439
Southern California Edison Co. 4.20% 3/1/2029	8,426	7,958
Southern California Edison Co. 2.85% 8/1/2029	8,900	7,860
Southern California Edison Co. 2.25% 6/1/2030	176	146
Southern California Edison Co. 2.75% 2/1/2032	5,656	4,638
Southern California Edison Co. 5.75% 4/1/2035	4,400	4,401
Southern California Edison Co. 5.35% 7/15/2035	15,109	14,590
The Income Fund of America — Page 32 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Southern California Edison Co. 5.625% 2/1/2036	USD16,750	$16,371
Southern California Edison Co. 5.95% 2/1/2038	3,710	3,687
Southern California Edison Co. 4.50% 9/1/2040	18,752	15,787
Southern California Edison Co. 3.60% 2/1/2045	8,000	5,707
Southern California Edison Co. 4.00% 4/1/2047	7,787	5,835
Southern California Edison Co. 3.65% 2/1/2050	1,625	1,133
Southern Co. (The) 4.25% 7/1/2036	1,300	1,122
Southwestern Electric Power Co. 1.65% 3/15/2026	5,075	4,722
Talen Energy Supply, LLC 8.625% 6/1/2030[7]	13,294	14,076
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.826% 5/17/2030[9,10]	16,992	17,067
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[7]	20,300	17,952
Virginia Electric & Power 2.40% 3/30/2032	3,525	2,834
Wisconsin Power and Light Co. 3.65% 4/1/2050	350	244
Xcel Energy, Inc. 2.60% 12/1/2029	3,000	2,573
Xcel Energy, Inc. 2.35% 11/15/2031	2,525	1,992
		1,024,848
Consumer staples 0.59%
7-Eleven, Inc. 0.95% 2/10/2026[7]	3,950	3,642
7-Eleven, Inc. 1.30% 2/10/2028[7]	4,531	3,890
Altria Group, Inc. 5.80% 2/14/2039	16,525	16,146
Anheuser-Busch InBev Worldwide, Inc. 4.95% 1/15/2042	7,845	7,222
Anheuser-Busch InBev Worldwide, Inc. 4.60% 4/15/2048	136	118
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	3,050	3,005
B&G Foods, Inc. 5.25% 4/1/2025	1,738	1,719
B&G Foods, Inc. 5.25% 9/15/2027	21,515	19,884
B&G Foods, Inc. 8.00% 9/15/2028[7]	5,760	5,976
BAT Capital Corp. 3.557% 8/15/2027	758	711
BAT Capital Corp. 2.259% 3/25/2028	8,610	7,570
BAT Capital Corp. 6.343% 8/2/2030	12,073	12,383
BAT Capital Corp. 5.834% 2/20/2031	11,643	11,643
BAT Capital Corp. 4.742% 3/16/2032	8,000	7,475
BAT Capital Corp. 6.421% 8/2/2033	7,834	8,055
BAT Capital Corp. 6.00% 2/20/2034	10,383	10,325
BAT Capital Corp. 4.39% 8/15/2037	1,873	1,538
BAT Capital Corp. 7.079% 8/2/2043	4,150	4,303
BAT Capital Corp. 4.54% 8/15/2047	2,000	1,498
BAT Capital Corp. 5.282% 4/2/2050	1,700	1,413
BAT Capital Corp. 7.081% 8/2/2053	2,600	2,723
BAT International Finance PLC 3.95% 6/15/2025[7]	7,500	7,341
BAT International Finance PLC 1.668% 3/25/2026	8,990	8,350
BAT International Finance PLC 4.448% 3/16/2028	8,000	7,655
Central Garden & Pet Co. 4.125% 10/15/2030	40,146	35,102
Central Garden & Pet Co. 4.125% 4/30/2031[7]	23,725	20,550
Conagra Brands, Inc. 1.375% 11/1/2027	1,750	1,514
Constellation Brands, Inc. 2.25% 8/1/2031	3,713	2,975
Coty, Inc. 5.00% 4/15/2026[7]	1,517	1,489
Coty, Inc. 4.75% 1/15/2029[7]	9,490	8,855
Darling Ingredients, Inc. 5.25% 4/15/2027[7]	19,295	18,715
Darling Ingredients, Inc. 6.00% 6/15/2030[7]	19,560	19,014
Energizer Holdings, Inc. 4.375% 3/31/2029[7]	22,895	20,247
Fiesta Purchaser, Inc. 7.875% 3/1/2031[7]	15,815	16,128
Fiesta Purchaser, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.00%) 9.316% 2/12/2031[9,10]	4,985	5,010
Ingles Markets, Inc. 4.00% 6/15/2031[7]	21,200	18,268
The Income Fund of America — Page 33 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
J. M. Smucker Co. (The) 5.90% 11/15/2028	USD7,370	$7,513
J. M. Smucker Co. (The) 6.20% 11/15/2033	7,177	7,417
J. M. Smucker Co. (The) 6.50% 11/15/2043	1,219	1,271
J. M. Smucker Co. (The) 6.50% 11/15/2053	6,899	7,257
JBS USA Holding Lux SARL 2.50% 1/15/2027	12,702	11,650
JBS USA Holding Lux SARL 3.00% 2/2/2029	7,113	6,193
Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[7]	32,582	31,514
Kronos Acquisition Holdings, Inc. 7.00% 12/31/2027[7]	10,300	9,973
Lamb Weston Holdings, Inc. 4.125% 1/31/2030[7]	33,025	29,456
Nestlé Holdings, Inc. 4.85% 3/14/2033[7]	983	964
PepsiCo, Inc. 2.625% 10/21/2041	10,500	7,226
PepsiCo, Inc. 3.625% 3/19/2050	2,609	1,940
PepsiCo, Inc. 2.75% 10/21/2051	5,891	3,656
Performance Food Group, Inc. 5.50% 10/15/2027[7]	12,980	12,576
Performance Food Group, Inc. 4.25% 8/1/2029[7]	12,645	11,343
Philip Morris International, Inc. 5.125% 11/17/2027	5,947	5,893
Philip Morris International, Inc. 4.875% 2/15/2028	18,750	18,437
Philip Morris International, Inc. 5.625% 11/17/2029	2,850	2,875
Philip Morris International, Inc. 5.125% 2/15/2030	10,323	10,152
Philip Morris International, Inc. 1.75% 11/1/2030	8,486	6,768
Philip Morris International, Inc. 5.125% 2/13/2031	12,982	12,620
Philip Morris International, Inc. 5.25% 2/13/2034	5,467	5,276
Post Holdings, Inc. 5.625% 1/15/2028[7]	9,935	9,651
Post Holdings, Inc. 5.50% 12/15/2029[7]	20,825	19,775
Post Holdings, Inc. 4.625% 4/15/2030[7]	47,641	43,057
Post Holdings, Inc. 6.25% 2/15/2032[7]	8,961	8,852
Prestige Brands, Inc. 5.125% 1/15/2028[7]	8,162	7,844
Prestige Brands, Inc. 3.75% 4/1/2031[7]	8,045	6,852
Reynolds American, Inc. 5.70% 8/15/2035	3,130	3,007
Reynolds American, Inc. 5.85% 8/15/2045	3,900	3,518
Simmons Foods, Inc. 4.625% 3/1/2029[7]	35,247	30,447
TreeHouse Foods, Inc. 4.00% 9/1/2028	10,650	9,443
United Natural Foods, Inc. 6.75% 10/15/2028[7]	7,000	5,380
US Foods, Inc. 4.625% 6/1/2030[7]	20,951	19,068
		701,316
Total corporate bonds, notes & loans		19,180,446
Mortgage-backed obligations 4.07% Federal agency mortgage-backed obligations 3.61%
Fannie Mae Pool #932119 4.50% 11/1/2024[14]	15	14
Fannie Mae Pool #AD3149 4.50% 4/1/2025[14]	9	9
Fannie Mae Pool #AD6392 4.50% 5/1/2025[14]	19	19
Fannie Mae Pool #AD5692 4.50% 5/1/2025[14]	11	11
Fannie Mae Pool #AD6119 4.50% 6/1/2025[14]	14	14
Fannie Mae Pool #AD8191 4.00% 9/1/2025[14]	20	20
Fannie Mae Pool #AI6180 4.00% 7/1/2026[14]	20	20
Fannie Mae Pool #AL2940 3.50% 11/1/2027[14]	81	78
Fannie Mae Pool #AL8347 4.00% 3/1/2029[14]	49	49
Fannie Mae Pool #FM8013 5.50% 4/1/2031[14]	162	159
Fannie Mae Pool #BM1231 3.50% 11/1/2031[14]	82	79
Fannie Mae Pool #BJ5674 3.00% 1/1/2033[14]	124	115
Fannie Mae Pool #254767 5.50% 6/1/2033[14]	83	83
Fannie Mae Pool #BJ6249 4.00% 9/1/2033[14]	108	103
The Income Fund of America — Page 34 of 60

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA3541 4.00% 12/1/2033[14]	USD108	$103
Fannie Mae Pool #BN1085 4.00% 1/1/2034[14]	7	6
Fannie Mae Pool #MA3611 4.00% 3/1/2034[14]	48	45
Fannie Mae Pool #735228 5.50% 2/1/2035[14]	73	72
Fannie Mae Pool #878099 6.00% 4/1/2036[14]	116	119
Fannie Mae Pool #880426 6.00% 4/1/2036[14]	53	53
Fannie Mae Pool #256308 6.00% 7/1/2036[14]	116	117
Fannie Mae Pool #888795 5.50% 11/1/2036[14]	494	492
Fannie Mae Pool #AS8554 3.00% 12/1/2036[14]	9,667	8,715
Fannie Mae Pool #BE4703 3.00% 12/1/2036[14]	512	460
Fannie Mae Pool #936999 6.00% 7/1/2037[14]	317	321
Fannie Mae Pool #945832 6.50% 8/1/2037[14]	55	56
Fannie Mae Pool #888637 6.00% 9/1/2037[14]	781	792
Fannie Mae Pool #950991 6.00% 10/1/2037[14]	229	230
Fannie Mae Pool #995674 6.00% 5/1/2038[14]	431	437
Fannie Mae Pool #929964 6.00% 9/1/2038[14]	248	251
Fannie Mae Pool #AE0967 3.50% 6/1/2039[14]	74	67
Fannie Mae Pool #AC0479 6.00% 9/1/2039[14]	229	231
Fannie Mae Pool #AE0443 6.50% 10/1/2039[14]	96	98
Fannie Mae Pool #932274 4.50% 12/1/2039[14]	3,930	3,725
Fannie Mae Pool #AD4927 5.00% 6/1/2040[14]	1,167	1,133
Fannie Mae Pool #AE4483 4.00% 9/1/2040[14]	1,009	927
Fannie Mae Pool #AE8073 4.00% 12/1/2040[14]	89	82
Fannie Mae Pool #AE0828 3.50% 2/1/2041[14]	30	27
Fannie Mae Pool #AB2470 4.50% 3/1/2041[14]	14	14
Fannie Mae Pool #AI3422 5.00% 5/1/2041[14]	47	46
Fannie Mae Pool #AI4836 5.00% 6/1/2041[14]	45	44
Fannie Mae Pool #MA4387 2.00% 7/1/2041[14]	11,076	9,026
Fannie Mae Pool #AI5571 5.00% 7/1/2041[14]	37	36
Fannie Mae Pool #AI8482 5.00% 8/1/2041[14]	47	45
Fannie Mae Pool #AJ0257 4.00% 9/1/2041[14]	30	27
Fannie Mae Pool #AJ4154 4.00% 11/1/2041[14]	94	87
Fannie Mae Pool #AB4050 4.00% 12/1/2041[14]	179	165
Fannie Mae Pool #AJ4189 4.00% 12/1/2041[14]	104	96
Fannie Mae Pool #FS0305 1.50% 1/1/2042[14]	37,038	28,970
Fannie Mae Pool #890407 4.00% 2/1/2042[14]	249	229
Fannie Mae Pool #AL2745 4.00% 3/1/2042[14]	715	660
Fannie Mae Pool #AB5377 3.50% 6/1/2042[14]	10,790	9,680
Fannie Mae Pool #AO9140 3.50% 7/1/2042[14]	3,632	3,258
Fannie Mae Pool #AU3742 3.50% 8/1/2043[14]	2,203	1,976
Fannie Mae Pool #AU8813 4.00% 11/1/2043[14]	1,338	1,240
Fannie Mae Pool #AU9348 4.00% 11/1/2043[14]	891	825
Fannie Mae Pool #AU9350 4.00% 11/1/2043[14]	763	704
Fannie Mae Pool #FM9416 3.50% 7/1/2045[14]	25,456	22,542
Fannie Mae Pool #AL8354 3.50% 10/1/2045[14]	3,920	3,485
Fannie Mae Pool #BC0157 3.50% 1/1/2046[14]	19,010	16,782
Fannie Mae Pool #AL8522 3.50% 5/1/2046[14]	8,459	7,524
Fannie Mae Pool #AS8310 3.00% 11/1/2046[14]	1,406	1,208
Fannie Mae Pool #BM1179 3.00% 4/1/2047[14]	1,679	1,435
Fannie Mae Pool #947661 6.50% 10/1/2047[14]	31	30
Fannie Mae Pool #947554 7.00% 10/1/2047[14]	132	136
Fannie Mae Pool #920015 7.00% 10/1/2047[14]	34	34
Fannie Mae Pool #CA0770 3.50% 11/1/2047[14]	281	247
Fannie Mae Pool #257036 7.00% 11/1/2047[14]	9	9
The Income Fund of America — Page 35 of 60

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CA0854 3.50% 12/1/2047[14]	USD5,424	$4,789
Fannie Mae Pool #BM4413 4.50% 12/1/2047[14]	2,895	2,722
Fannie Mae Pool #FM7341 4.00% 3/1/2048[14]	26	24
Fannie Mae Pool #CA1542 4.00% 4/1/2048[14]	4,956	4,527
Fannie Mae Pool #BF0293 3.00% 7/1/2048[14]	7,906	6,700
Fannie Mae Pool #BF0318 3.50% 8/1/2048[14]	6,554	5,734
Fannie Mae Pool #FM1784 4.00% 9/1/2048[14]	6,653	6,071
Fannie Mae Pool #CA3184 4.00% 3/1/2049[14]	9,067	8,265
Fannie Mae Pool #CA3807 3.00% 7/1/2049[14]	1,661	1,405
Fannie Mae Pool #CA3806 3.00% 7/1/2049[14]	1,072	910
Fannie Mae Pool #CA3814 3.50% 7/1/2049[14]	29,457	26,088
Fannie Mae Pool #CA3976 4.00% 8/1/2049[14]	49,883	45,306
Fannie Mae Pool #FM1668 4.00% 8/1/2049[14]	5,285	4,800
Fannie Mae Pool #CA4112 3.50% 9/1/2049[14]	32,323	28,627
Fannie Mae Pool #FM1589 3.50% 9/1/2049[14]	2,685	2,354
Fannie Mae Pool #CA4432 4.00% 10/1/2049[14]	5,729	5,203
Fannie Mae Pool #FM1954 3.50% 11/1/2049[14]	4,266	3,739
Fannie Mae Pool #CA4756 3.00% 12/1/2049[14]	19,988	16,876
Fannie Mae Pool #CA4802 3.50% 12/1/2049[14]	24,150	21,298
Fannie Mae Pool #CA4804 3.50% 12/1/2049[14]	21,356	18,770
Fannie Mae Pool #FM2092 3.50% 12/1/2049[14]	11,938	10,492
Fannie Mae Pool #CA5968 2.50% 6/1/2050[14]	16,349	13,208
Fannie Mae Pool #CA6349 3.00% 7/1/2050[14]	2,867	2,401
Fannie Mae Pool #CA6593 2.50% 8/1/2050[14]	720	581
Fannie Mae Pool #CA6740 3.00% 8/1/2050[14]	1,643	1,373
Fannie Mae Pool #MA4119 2.00% 9/1/2050[14]	12,820	9,769
Fannie Mae Pool #CA7052 3.00% 9/1/2050[14]	412	345
Fannie Mae Pool #CA7381 3.00% 10/1/2050[14]	2,638	2,208
Fannie Mae Pool #CA7737 2.50% 11/1/2050[14]	18,553	14,925
Fannie Mae Pool #CA7599 2.50% 11/1/2050[14]	9,274	7,524
Fannie Mae Pool #FM4897 3.00% 11/1/2050[14]	5,096	4,331
Fannie Mae Pool #CA8130 2.50% 12/1/2050[14]	15,718	12,596
Fannie Mae Pool #CA8046 3.00% 12/1/2050[14]	8,276	7,029
Fannie Mae Pool #FM5166 3.00% 12/1/2050[14]	1,760	1,473
Fannie Mae Pool #MA4237 2.00% 1/1/2051[14]	13,041	9,937
Fannie Mae Pool #CA8601 2.50% 1/1/2051[14]	45,559	36,432
Fannie Mae Pool #CA8480 2.50% 1/1/2051[14]	33,197	26,970
Fannie Mae Pool #CA8828 2.50% 2/1/2051[14]	40,633	32,796
Fannie Mae Pool #CA9302 3.00% 2/1/2051[14]	10,968	9,354
Fannie Mae Pool #CA8969 3.00% 2/1/2051[14]	3,393	2,830
Fannie Mae Pool #CA8968 3.00% 2/1/2051[14]	695	581
Fannie Mae Pool #CB0290 2.00% 4/1/2051[14]	1,718	1,308
Fannie Mae Pool #CB0191 3.00% 4/1/2051[14]	11,919	9,944
Fannie Mae Pool #CB0193 3.00% 4/1/2051[14]	1,432	1,196
Fannie Mae Pool #MA4325 2.00% 5/1/2051[14]	181,982	138,394
Fannie Mae Pool #BT1364 3.00% 5/1/2051[14]	1,758	1,468
Fannie Mae Pool #FM7909 3.00% 6/1/2051[14]	1,106	924
Fannie Mae Pool #CB1304 3.00% 8/1/2051[14]	1,263	1,062
Fannie Mae Pool #FS4628 3.00% 10/1/2051[14]	2,393	1,999
Fannie Mae Pool #MA4465 2.00% 11/1/2051[14]	8,981	6,809
Fannie Mae Pool #CB2099 3.00% 11/1/2051[14]	2,264	1,873
Fannie Mae Pool #CB2319 2.50% 12/1/2051[14]	4,470	3,598
Fannie Mae Pool #CB2375 2.50% 12/1/2051[14]	4,411	3,548
Fannie Mae Pool #CB2372 2.50% 12/1/2051[14]	2,159	1,735
The Income Fund of America — Page 36 of 60

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BT9483 2.50% 12/1/2051[14]	USD2,151	$1,731
Fannie Mae Pool #BT9510 2.50% 12/1/2051[14]	1,708	1,377
Fannie Mae Pool #CB2286 2.50% 12/1/2051[14]	998	802
Fannie Mae Pool #BV3076 2.00% 2/1/2052[14]	14,105	10,686
Fannie Mae Pool #FS0647 3.00% 2/1/2052[14]	61,288	51,810
Fannie Mae Pool #FS1194 3.00% 2/1/2052[14]	12,053	10,218
Fannie Mae Pool #BV1089 4.00% 2/1/2052[14]	43	39
Fannie Mae Pool #CB3417 3.50% 4/1/2052[14]	23,131	19,960
Fannie Mae Pool #FS2654 4.00% 8/1/2052[14]	3,373	3,025
Fannie Mae Pool #CB4548 4.00% 9/1/2052[14]	4,805	4,308
Fannie Mae Pool #BW9347 4.50% 9/1/2052[14]	33,803	31,175
Fannie Mae Pool #BW1192 4.50% 9/1/2052[14]	817	753
Fannie Mae Pool #FS5554 4.50% 11/1/2052[14]	3,863	3,564
Fannie Mae Pool #MA4842 5.50% 12/1/2052[14]	4,054	3,946
Fannie Mae Pool #FS4947 4.00% 1/1/2053[14]	746	668
Fannie Mae Pool #MA4919 5.50% 2/1/2053[14]	583	568
Fannie Mae Pool #FS4191 5.50% 3/1/2053[14]	1,717	1,671
Fannie Mae Pool #FS4563 5.00% 5/1/2053[14]	1,837	1,743
Fannie Mae Pool #MA5010 5.50% 5/1/2053[14]	100	97
Fannie Mae Pool #BY3612 5.50% 6/1/2053[14]	468	455
Fannie Mae Pool #MA5039 5.50% 6/1/2053[14]	355	345
Fannie Mae Pool #CB6491 6.50% 6/1/2053[14]	2,765	2,815
Fannie Mae Pool #CB6490 6.50% 6/1/2053[14]	957	968
Fannie Mae Pool #CB6468 6.50% 6/1/2053[14]	716	724
Fannie Mae Pool #MA5072 5.50% 7/1/2053[14]	1,329	1,291
Fannie Mae Pool #MA5107 5.50% 8/1/2053[14]	22,108	21,477
Fannie Mae Pool #FS6666 5.50% 8/1/2053[14]	20,592	20,039
Fannie Mae Pool #MA5138 5.50% 9/1/2053[14]	51,917	50,426
Fannie Mae Pool #CB7108 5.50% 9/1/2053[14]	10,215	9,939
Fannie Mae Pool #CB7332 5.50% 10/1/2053[14]	18,735	18,226
Fannie Mae Pool #MA5165 5.50% 10/1/2053[14]	612	595
Fannie Mae Pool #MA5166 6.00% 10/1/2053[14]	7,711	7,644
Fannie Mae Pool #FS7252 5.00% 11/1/2053[14]	131,404	124,595
Fannie Mae Pool #MA5190 5.50% 11/1/2053[14]	45,761	44,447
Fannie Mae Pool #MA5191 6.00% 11/1/2053[14]	9,042	8,966
Fannie Mae Pool #MA5215 5.50% 12/1/2053[14]	32,958	32,008
Fannie Mae Pool #FS6668 5.50% 12/1/2053[14]	23,505	22,840
Fannie Mae Pool #CB7617 6.00% 12/1/2053[14]	9,031	8,976
Fannie Mae Pool #FS6873 6.50% 1/1/2054[14]	22,833	23,046
Fannie Mae Pool #FS6809 5.50% 2/1/2054[14]	22,463	21,819
Fannie Mae Pool #CB7932 6.00% 2/1/2054[14]	9,029	8,972
Fannie Mae Pool #CB7933 6.50% 2/1/2054[14]	6,208	6,274
Fannie Mae Pool #MA5296 5.50% 3/1/2054[14]	78,808	76,536
Fannie Mae Pool #CB8148 5.50% 3/1/2054[14]	2,688	2,620
Fannie Mae Pool #CB8151 5.50% 3/1/2054[14]	1,404	1,365
Fannie Mae Pool #CB8163 6.00% 3/1/2054[14]	4,123	4,103
Fannie Mae Pool #CB8168 6.00% 3/1/2054[14]	40	40
Fannie Mae Pool #MA5331 5.50% 4/1/2054[14]	28,997	28,161
Fannie Mae Pool #CB8337 5.50% 4/1/2054[14]	18,144	17,640
Fannie Mae Pool #MA5353 5.50% 5/1/2054[14]	45,755	44,433
Fannie Mae Pool #BF0167 3.00% 2/1/2057[14]	790	650
Fannie Mae Pool #BF0264 3.50% 5/1/2058[14]	11,759	10,125
Fannie Mae Pool #BF0332 3.00% 1/1/2059[14]	60,902	50,143
Fannie Mae Pool #BM6736 4.50% 11/1/2059[14]	20,081	18,686
The Income Fund of America — Page 37 of 60

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BF0497 3.00% 7/1/2060[14]	USD14,250	$11,439
Fannie Mae Pool #BF0548 3.00% 7/1/2061[14]	5,205	4,178
Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[9,14]	— [5]	— [5]
Fannie Mae, Series 2001-4, Class NA, 9.00% 10/25/2025[9,14]	— [5]	— [5]
Fannie Mae, Series 2007-24, Class P, 6.00% 3/25/2037[14]	135	137
Fannie Mae, Series 2007-33, Class HE, 5.50% 4/25/2037[14]	277	276
Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041[14]	68	68
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[14]	78	82
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041[14]	88	88
Fannie Mae, Series 2002-W1, Class 2A, 4.603% 2/25/2042[9,14]	190	185
Freddie Mac Pool #J38387 3.00% 1/1/2033[14]	27	25
Freddie Mac Pool #G04805 4.50% 12/1/2035[14]	2,113	2,015
Freddie Mac Pool #K93766 3.00% 12/1/2036[14]	386	347
Freddie Mac Pool #K93772 3.00% 12/1/2036[14]	327	295
Freddie Mac Pool #G04553 6.50% 9/1/2038[14]	229	234
Freddie Mac Pool #G08353 4.50% 7/1/2039[14]	180	171
Freddie Mac Pool #A87892 5.00% 8/1/2039[14]	445	441
Freddie Mac Pool #A87873 5.00% 8/1/2039[14]	193	187
Freddie Mac Pool #G05937 4.50% 8/1/2040[14]	4,082	3,887
Freddie Mac Pool #RB5071 2.00% 9/1/2040[14]	30,812	25,217
Freddie Mac Pool #A96488 5.00% 1/1/2041[14]	14	13
Freddie Mac Pool #SC0149 2.00% 3/1/2041[14]	27,653	22,631
Freddie Mac Pool #Q02676 4.50% 8/1/2041[14]	284	267
Freddie Mac Pool #Q02849 4.50% 8/1/2041[14]	216	204
Freddie Mac Pool #G07189 4.50% 3/1/2042[14]	388	369
Freddie Mac Pool #G07221 4.50% 6/1/2042[14]	657	625
Freddie Mac Pool #Q23190 4.00% 11/1/2043[14]	1,276	1,180
Freddie Mac Pool #Q23185 4.00% 11/1/2043[14]	951	883
Freddie Mac Pool #Z40130 3.00% 1/1/2046[14]	4,684	4,031
Freddie Mac Pool #G60559 4.00% 4/1/2046[14]	5,625	5,161
Freddie Mac Pool #Q41090 4.50% 6/1/2046[14]	538	509
Freddie Mac Pool #Q41909 4.50% 7/1/2046[14]	1,072	1,015
Freddie Mac Pool #V82662 4.00% 10/1/2046[14]	3,595	3,299
Freddie Mac Pool #Q44400 4.00% 11/1/2046[14]	3,558	3,264
Freddie Mac Pool #SD0470 4.00% 11/1/2047[14]	6,399	5,834
Freddie Mac Pool #G61733 3.00% 12/1/2047[14]	5,989	5,092
Freddie Mac Pool #ZT2265 4.00% 8/1/2048[14]	6,048	5,498
Freddie Mac Pool #G61628 3.50% 9/1/2048[14]	558	494
Freddie Mac Pool #SD0045 4.50% 11/1/2048[14]	15,796	14,857
Freddie Mac Pool #ZN3568 4.50% 2/1/2049[14]	7	7
Freddie Mac Pool #Q63663 3.00% 5/1/2049[14]	4,676	3,939
Freddie Mac Pool #SD7503 3.50% 8/1/2049[14]	3,173	2,789
Freddie Mac Pool #SD7508 3.50% 10/1/2049[14]	12,915	11,395
Freddie Mac Pool #RA1744 4.00% 11/1/2049[14]	22,094	20,067
Freddie Mac Pool #QA5125 3.50% 12/1/2049[14]	17,590	15,511
Freddie Mac Pool #RA2596 2.50% 5/1/2050[14]	14,485	11,652
Freddie Mac Pool #RA3384 3.00% 8/1/2050[14]	439	368
Freddie Mac Pool #RA3506 3.00% 9/1/2050[14]	2,971	2,483
Freddie Mac Pool #SD7525 2.50% 10/1/2050[14]	13,908	11,282
Freddie Mac Pool #SD8106 2.00% 11/1/2050[14]	50,207	38,249
Freddie Mac Pool #SD7528 2.00% 11/1/2050[14]	20,471	15,813
Freddie Mac Pool #RA3987 2.50% 11/1/2050[14]	10,260	8,221
Freddie Mac Pool #RA5288 2.00% 5/1/2051[14]	10,818	8,289
Freddie Mac Pool #RA5267 3.00% 5/1/2051[14]	1,899	1,586
The Income Fund of America — Page 38 of 60

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QC6749 3.00% 7/1/2051[14]	USD3,486	$2,884
Freddie Mac Pool #QC4360 3.00% 7/1/2051[14]	2,904	2,403
Freddie Mac Pool #SD7544 3.00% 7/1/2051[14]	675	569
Freddie Mac Pool #QC4415 3.00% 7/1/2051[14]	458	379
Freddie Mac Pool #QC3826 3.00% 7/1/2051[14]	134	111
Freddie Mac Pool #QC5996 3.00% 8/1/2051[14]	138	115
Freddie Mac Pool #SD7545 2.50% 9/1/2051[14]	3,816	3,091
Freddie Mac Pool #RA5782 2.50% 9/1/2051[14]	586	472
Freddie Mac Pool #RA5971 3.00% 9/1/2051[14]	25,586	21,483
Freddie Mac Pool #QC6456 3.00% 9/1/2051[14]	4,508	3,731
Freddie Mac Pool #RA5901 3.00% 9/1/2051[14]	1,916	1,597
Freddie Mac Pool #QC7504 3.00% 9/1/2051[14]	150	124
Freddie Mac Pool #SD2880 3.00% 10/1/2051[14]	4,839	4,032
Freddie Mac Pool #SD0734 3.00% 10/1/2051[14]	1,568	1,318
Freddie Mac Pool #RA6347 3.00% 11/1/2051[14]	2,125	1,771
Freddie Mac Pool #RA6483 2.50% 12/1/2051[14]	3,777	3,038
Freddie Mac Pool #SD7552 2.50% 1/1/2052[14]	136	109
Freddie Mac Pool #SD7551 3.00% 1/1/2052[14]	58,889	49,494
Freddie Mac Pool #SD0813 3.00% 1/1/2052[14]	466	392
Freddie Mac Pool #SD0803 3.00% 1/1/2052[14]	381	317
Freddie Mac Pool #QD7089 3.50% 2/1/2052[14]	6,040	5,250
Freddie Mac Pool #SD7553 3.00% 3/1/2052[14]	5,771	4,853
Freddie Mac Pool #SD7554 2.50% 4/1/2052[14]	2,020	1,628
Freddie Mac Pool #QD9278 3.50% 4/1/2052[14]	3,987	3,444
Freddie Mac Pool #SD8214 3.50% 5/1/2052[14]	4,251	3,670
Freddie Mac Pool #QE3580 3.50% 6/1/2052[14]	6,639	5,730
Freddie Mac Pool #SD1502 4.00% 7/1/2052[14]	5,438	4,873
Freddie Mac Pool #SD7556 3.00% 8/1/2052[14]	10,427	8,740
Freddie Mac Pool #QE8579 4.50% 8/1/2052[14]	225	208
Freddie Mac Pool #QF0212 4.50% 9/1/2052[14]	1,027	947
Freddie Mac Pool #QE9497 4.50% 9/1/2052[14]	257	237
Freddie Mac Pool #SD1608 4.50% 9/1/2052[14]	152	141
Freddie Mac Pool #QF0103 5.00% 9/1/2052[14]	98,761	93,690
Freddie Mac Pool #RA7938 5.00% 9/1/2052[14]	2,702	2,563
Freddie Mac Pool #QF1236 4.50% 10/1/2052[14]	1,502	1,385
Freddie Mac Pool #SD2465 4.50% 10/1/2052[14]	98	91
Freddie Mac Pool #SD8276 5.00% 12/1/2052[14]	14,302	13,568
Freddie Mac Pool #RA8544 5.50% 2/1/2053[14]	20,003	19,475
Freddie Mac Pool #SD2716 5.00% 4/1/2053[14]	3,025	2,871
Freddie Mac Pool #RA8647 4.50% 5/1/2053[14]	104	96
Freddie Mac Pool #SD2861 6.00% 5/1/2053[14]	5,446	5,426
Freddie Mac Pool #SD8329 5.00% 6/1/2053[14]	970	920
Freddie Mac Pool #SD8331 5.50% 6/1/2053[14]	1,578	1,532
Freddie Mac Pool #RA9294 6.50% 6/1/2053[14]	1,292	1,310
Freddie Mac Pool #RA9292 6.50% 6/1/2053[14]	1,118	1,131
Freddie Mac Pool #RA9289 6.50% 6/1/2053[14]	1,048	1,066
Freddie Mac Pool #RA9288 6.50% 6/1/2053[14]	990	1,009
Freddie Mac Pool #RA9287 6.50% 6/1/2053[14]	728	744
Freddie Mac Pool #RA9290 6.50% 6/1/2053[14]	546	555
Freddie Mac Pool #RA9291 6.50% 6/1/2053[14]	399	404
Freddie Mac Pool #RA9295 6.50% 6/1/2053[14]	296	303
Freddie Mac Pool #SD8341 5.00% 7/1/2053[14]	84	79
Freddie Mac Pool #SD8342 5.50% 7/1/2053[14]	5,985	5,813
Freddie Mac Pool #QG7411 5.50% 7/1/2053[14]	932	906
The Income Fund of America — Page 39 of 60

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QG9084 5.50% 8/1/2053[14]	USD3,898	$3,791
Freddie Mac Pool #QG9008 5.50% 8/1/2053[14]	3,364	3,277
Freddie Mac Pool #QG9628 5.50% 8/1/2053[14]	3,251	3,161
Freddie Mac Pool #QG9141 5.50% 8/1/2053[14]	2,413	2,349
Freddie Mac Pool #SD8362 5.50% 9/1/2053[14]	1,794	1,743
Freddie Mac Pool #RA9854 6.00% 9/1/2053[14]	10,933	10,895
Freddie Mac Pool #SD8367 5.50% 10/1/2053[14]	4,079	3,961
Freddie Mac Pool #SD4053 6.00% 10/1/2053[14]	6,153	6,105
Freddie Mac Pool #SD4977 5.00% 11/1/2053[14]	135,817	128,785
Freddie Mac Pool #SD4571 5.50% 11/1/2053[14]	29,021	28,237
Freddie Mac Pool #SD8372 5.50% 11/1/2053[14]	7,919	7,691
Freddie Mac Pool #RJ0668 6.00% 1/1/2054[14]	7,048	7,004
Freddie Mac Pool #QI0006 6.00% 2/1/2054[14]	5,404	5,356
Freddie Mac Pool #SD8408 5.50% 3/1/2054[14]	8,852	8,597
Freddie Mac Pool #SD5145 5.50% 4/1/2054[14]	76,794	74,828
Freddie Mac Pool #SD8420 5.50% 4/1/2054[14]	64,401	62,544
Freddie Mac Pool #RJ1216 5.50% 4/1/2054[14]	440	428
Freddie Mac Pool #RJ1215 5.50% 4/1/2054[14]	340	330
Freddie Mac, Series 3257, Class PA, 5.50% 12/15/2036[14]	296	298
Freddie Mac, Series 3286, Class JN, 5.50% 2/15/2037[14]	216	217
Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037[14]	123	123
Freddie Mac, Series K755, Class A2, Multi Family, 5.203% 2/25/2031[14]	21,362	21,405
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[9,14]	1,965	1,792
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 1/25/2056[14]	291	263
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056[9,14]	1,989	1,825
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[14]	3,042	2,760
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[9,14]	2,969	2,703
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[9,14]	536	465
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[14]	439	383
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 6/25/2057[14]	922	868
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[14]	5,759	5,320
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[14]	4,247	3,810
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[14]	2,119	1,971
Government National Mortgage Assn. 3.00% 5/1/2054[14,15]	63,205	53,777
Government National Mortgage Assn. 4.00% 5/1/2054[14,15]	4,760	4,314
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041[14]	296	280
Government National Mortgage Assn. Pool #BD3903 4.00% 1/20/2048[14]	4,721	4,305
Government National Mortgage Assn. Pool #BE3194 4.00% 1/20/2048[14]	1,194	1,089
Government National Mortgage Assn. Pool #MA5192 4.00% 5/20/2048[14]	3,579	3,287
Government National Mortgage Assn. Pool #MA6217 2.50% 10/20/2049[14]	30	25
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[14]	54,850	43,264
Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051[14]	37,691	30,958
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052[14]	975	800
Government National Mortgage Assn. Pool #MA8150 4.00% 7/20/2052[14]	24	21
Government National Mortgage Assn. Pool #MA8426 4.00% 11/20/2052[14]	1,848	1,676
Government National Mortgage Assn. Pool #MA8799 4.50% 4/20/2053[14]	27,071	25,229
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[14]	5,117	4,769
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[14]	4,662	3,454
Uniform Mortgage-Backed Security 2.00% 5/1/2054[14,15]	67,782	51,176
Uniform Mortgage-Backed Security 2.50% 5/1/2054[14,15]	6,582	5,208
Uniform Mortgage-Backed Security 3.00% 5/1/2054[14,15]	26,000	21,471
Uniform Mortgage-Backed Security 3.50% 5/1/2054[14,15]	14,995	12,926
Uniform Mortgage-Backed Security 4.00% 5/1/2054[14,15]	13,191	11,799
Uniform Mortgage-Backed Security 4.50% 5/1/2054[14,15]	10,500	9,677
The Income Fund of America — Page 40 of 60

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 5.00% 5/1/2054[14,15]	USD3,928	$3,722
Uniform Mortgage-Backed Security 5.50% 5/1/2054[14,15]	12,934	12,555
Uniform Mortgage-Backed Security 6.00% 5/1/2054[14,15]	52,456	51,977
Uniform Mortgage-Backed Security 2.00% 6/1/2054[14,15]	3,413	2,584
Uniform Mortgage-Backed Security 2.50% 6/1/2054[14,15]	195,000	154,423
Uniform Mortgage-Backed Security 3.00% 6/1/2054[14,15]	20,000	16,528
Uniform Mortgage-Backed Security 3.50% 6/1/2054[14,15]	42,472	36,637
Uniform Mortgage-Backed Security 4.00% 6/1/2054[14,15]	52,930	47,362
Uniform Mortgage-Backed Security 4.50% 6/1/2054[14,15]	33,079	30,493
Uniform Mortgage-Backed Security 5.00% 6/1/2054[14,15]	9,000	8,528
Uniform Mortgage-Backed Security 5.50% 6/1/2054[14,15]	102,250	99,235
Uniform Mortgage-Backed Security 6.00% 6/1/2054[14,15]	762,687	755,417
Uniform Mortgage-Backed Security 6.50% 6/1/2054[14,15]	269,673	271,559
		4,316,690
Commercial mortgage-backed securities 0.29%
AMSR Trust, Series 2021-SFR3, Class A, 1.476% 10/17/2038[7,14]	11,195	10,105
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052[14]	1,810	1,679
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052[14]	240	221
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class A3, 6.50% 12/15/2056[14]	12,401	12,735
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056[9,14]	3,328	3,480
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2/15/2061[14]	480	447
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061[14]	301	281
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 5/15/2061[9,14]	5,772	5,468
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[14]	5,656	4,847
Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062[14]	3,260	2,871
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[14]	3,772	3,149
Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.882% 2/15/2051[9,14]	5,718	5,267
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 4/10/2051[14]	4,806	4,487
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052[14]	5,996	5,533
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053[14]	3,146	2,567
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053[9,14]	1,844	1,740
BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 6.763% 4/15/2029[7,9,14]	12,043	12,047
BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 6.024% 9/15/2034[7,9,14]	9,519	9,395
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.135% 9/15/2036[7,9,14]	7,624	7,553
BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 6.385% 9/15/2036[7,9,14]	220	218
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.335% 10/15/2036[7,9,14]	11,621	11,486
BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 6.732% 10/15/2036[7,9,14]	9,946	9,784
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.812% 4/15/2037[7,9,14]	7,868	7,871
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 6.105% 6/15/2038[7,9,14]	10,236	10,147
BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 6.305% 6/15/2038[7,9,14]	1,803	1,786
BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 6.535% 6/15/2038[7,9,14]	1,627	1,612
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 6.285% 11/15/2038[7,9,14]	9,911	9,841
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 6.311% 2/15/2039[7,9,14]	9,667	9,584
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[7,9,14]	8,114	8,082
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049[14]	1,440	1,370
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 5/10/2049[14]	350	328
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 4/15/2050[9,14]	450	420
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[7,14]	6,864	6,935
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/10/2040[7,14]	3,537	3,568
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379% 9/10/2040[7,9,14]	2,720	2,740
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049[14]	400	375
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.515% 7/15/2038[7,9,14]	4,126	4,123
The Income Fund of America — Page 41 of 60

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 6.815% 7/15/2038[7,9,14]	USD3,766	$3,763
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 7.135% 7/15/2038[7,9,14]	3,933	3,930
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 7.685% 7/15/2038[7,9,14]	1,725	1,727
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 6.991% 5/15/2041[7,9,14]	19,885	19,860
GS Mortgage Securities Trust, Series 2018-HULA, Class B, (1-month USD CME Term SOFR + 1.553%) 6.685% 7/15/2025[7,9,14]	1,703	1,696
GS Mortgage Securities Trust, Series 2023-SHIP, Class B, 5.101% 9/15/2038[7,9,14]	2,632	2,527
GS Mortgage Securities Trust., Series 2024-70P, Class A, 5.487% 3/10/2041[7,9,14]	3,831	3,718
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050[14]	940	869
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052[14]	240	221
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[14]	6,571	5,461
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039[7,9,14]	591	586
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 2/15/2047[14]	564	563
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050[14]	1,510	1,408
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050[14]	560	515
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[7,14]	3,421	3,010
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[7,14]	1,165	964
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039[7,9,14]	328	264
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049[9,14]	4,810	4,498
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD CME Term SOFR + 1.514%) 6.84% 10/15/2038[7,9,14]	1,989	1,985
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[7,14]	15,628	13,679
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 6.236% 4/15/2038[7,9,14]	5,339	5,310
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 8/15/2047[14]	1,768	1,760
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048[14]	960	935
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048[14]	2,795	2,704
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class AS, 4.036% 5/15/2048[9,14]	3,230	3,015
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049[14]	580	550
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[14]	1,000	942
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 6.692% 5/15/2039[7,9,14]	12,566	12,575
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, (1-month USD CME Term SOFR + 1.741%) 7.041% 5/15/2039[7,9,14]	486	487
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[7,14]	5,645	4,519
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 6.166% 11/15/2038[7,9,14]	9,201	9,144
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 6.321% 1/15/2039[7,9,14]	19,555	19,364
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4, 3.789% 9/15/2048[14]	5,605	5,447
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 6/15/2049[14]	185	174
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049[14]	6,015	5,723
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052[14]	2,405	2,107
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 1/15/2059[14]	150	143
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060[14]	480	454
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 8.110% 11/15/2027[7,9,14]	13,994	14,092
		344,831
The Income Fund of America — Page 42 of 60

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) 0.17%	Principal amount (000)	Value (000)
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[7,9,14]	USD2,461	$2,108
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[7,14]	310	285
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[7,9,14]	1,801	1,623
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[7,9,14]	962	919
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[7,8,14]	6,076	5,640
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 10/25/2068[7,9,14]	863	849
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[7,9,14]	409	367
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[7,9,14]	2,323	1,968
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 7.73% 12/25/2042[7,9,14]	3,426	3,518
Connecticut Avenue Securities Trust, Series 2023-R08, Class 1M1, (30-day Average USD-SOFR + 1.50%) 6.83% 10/25/2043[7,9,14]	3,221	3,235
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 6.38% 1/25/2044[7,9,14]	3,280	3,283
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 7.13% 1/25/2044[7,9,14]	1,614	1,622
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B1, (30-day Average USD-SOFR + 2.70%) 8.03% 1/25/2044[7,9,14]	2,985	3,016
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (30-day Average USD-SOFR + 1.80%) 7.13% 2/25/2044[7,9,14]	3,432	3,443
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 2A5, 5.50% 11/25/2035[14]	1,655	895
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3A1, 4.404% 6/25/2047[9,14]	808	695
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[7,14]	10,116	9,502
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 9/25/2034[14]	268	254
FARM Mortgage Trust, Series 2024-1, Class A1, 4.721% 10/1/2053[7,9,14]	3,471	3,327
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[7,14]	5,454	5,612
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[7,14]	5,956	6,150
Finance of America Structured Securities Trust, Series 2019-JR3, Class A, 2.00% 9/25/2069[7,14]	1,835	1,924
Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 11/25/2069[7,14]	2,081	2,033
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, 2.50% 7/25/2051[7,9,14]	6,330	4,899
Flagstar Mortgage Trust, Series 2021-6INV, Class A4, 2.50% 8/25/2051[7,9,14]	5,954	4,608
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051[7,9,14]	6,131	4,734
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 10/25/2051[7,9,14]	3	2
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051[7,9,14]	6,798	5,248
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.48% 9/25/2042[7,9,14]	1,443	1,462
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 6.68% 2/25/2044[7,9,14]	3,593	3,601
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028)[7,8,14]	4,037	3,789
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[7,14]	5,937	5,379
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 7/25/2051[7,9,14]	1,189	921
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2A1, 3.645% 5/25/2036[9,14]	1,216	1,109
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, 0% 8/25/2050[7,9,14]	525	451
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061[7,9,14]	967	937
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (3-month USD CME Term SOFR + 0.965%) 6.281% 11/25/2055[7,9,14]	6,060	6,057
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068[7,9,14]	1,374	1,244
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.538% 3/25/2053[7,9,14]	2,729	2,634
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[7,8,14]	2,798	2,776
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.521% 4/25/2053[7,9,14]	5,375	5,125
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028)[7,8,14]	3,702	3,686
The Income Fund of America — Page 43 of 60

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Onslow Bay Financial, LLC, Series 2024-NQM6, Class A1, 6.447% 2/25/2064 (7.447% on 4/1/2028)[7,9,14]	USD4,418	$4,458
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038[7,14]	5,144	4,689
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[7,14]	2,706	2,512
Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041[7,14]	5,041	4,537
Progress Residential Trust, Series 2024-SFR2, Class A, 3.30% 4/17/2041[7,14]	3,643	3,267
Progress Residential Trust, Series 2024-SFR2, Class D, 3.40% 4/17/2041[7,9,14]	2,709	2,342
Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041[7,9,14]	1,671	1,479
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2/25/2048[7,9,14]	131	118
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6A, 4.122% 5/25/2036[9,14]	1,053	581
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[7,14]	6,667	6,197
Treehouse Park Improvement Association No.1 9.75% 12/1/2033[4,7]	10,003	9,294
Tricon Residential Trust, Series 2024-SFR1, Class A, 4.65% 4/17/2041[7,14]	2,709	2,587
Tricon Residential Trust, Series 2024-SFR1, Class B, 4.75% 4/17/2041[7,14]	891	841
Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027)[7,8,14]	1,799	1,782
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027)[7,8,14]	6,787	6,786
Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028)[7,8,14]	3,886	3,864
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028)[7,8,14]	10,964	10,956
VM Fund I, LLC 8.625% 1/15/2028[4,7]	14,398	14,182
		201,402
Total mortgage-backed obligations		4,862,923
U.S. Treasury bonds & notes 1.88% U.S. Treasury 1.73%
U.S. Treasury 3.25% 8/31/2024	22,124	21,971
U.S. Treasury 3.875% 3/31/2025	1,898	1,875
U.S. Treasury 4.625% 6/30/2025	3,070	3,049
U.S. Treasury 4.75% 7/31/2025	11,140	11,081
U.S. Treasury 5.00% 10/31/2025[16]	161,761	161,403
U.S. Treasury 4.00% 2/15/2026	34,944	34,298
U.S. Treasury 4.625% 2/28/2026	117,013	116,109
U.S. Treasury 3.625% 5/15/2026	7,041	6,851
U.S. Treasury 4.50% 7/15/2026	10,000	9,896
U.S. Treasury 4.375% 8/15/2026	54,500	53,781
U.S. Treasury 4.625% 9/15/2026	29,603	29,373
U.S. Treasury 4.625% 10/15/2026	10,000	9,924
U.S. Treasury 4.625% 11/15/2026	18,853	18,710
U.S. Treasury 4.125% 2/15/2027	10,000	9,799
U.S. Treasury 4.50% 4/15/2027	71,227	70,512
U.S. Treasury 2.75% 4/30/2027	838	789
U.S. Treasury 3.625% 3/31/2028	72	69
U.S. Treasury 3.625% 5/31/2028[16]	79,266	75,885
U.S. Treasury 4.125% 7/31/2028	5,000	4,876
U.S. Treasury 4.00% 1/31/2029	26,090	25,280
U.S. Treasury 4.625% 4/30/2029	298,901	297,745
U.S. Treasury 4.00% 2/28/2030	153,328	147,698
U.S. Treasury 4.00% 7/31/2030	11,986	11,523
U.S. Treasury 4.875% 10/31/2030	37,810	38,135
U.S. Treasury 4.25% 2/28/2031	1,113	1,083
U.S. Treasury 4.625% 4/30/2031	24,328	24,220
U.S. Treasury 1.625% 5/15/2031	5,031	4,116
U.S. Treasury 4.125% 11/15/2032	2,070	1,988
U.S. Treasury 3.375% 5/15/2033	19,742	17,836
U.S. Treasury 3.875% 8/15/2033	177,075	166,284
The Income Fund of America — Page 44 of 60

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 4.00% 2/15/2034	USD209,120	$198,027
U.S. Treasury 1.375% 11/15/2040[16]	49,316	29,883
U.S. Treasury 1.75% 8/15/2041	17,045	10,822
U.S. Treasury 2.00% 11/15/2041	11,924	7,878
U.S. Treasury 2.375% 2/15/2042[16]	46,217	32,413
U.S. Treasury 3.875% 5/15/2043	7,113	6,201
U.S. Treasury 4.75% 11/15/2043	42,316	41,506
U.S. Treasury 4.50% 2/15/2044[16]	71,707	68,085
U.S. Treasury 2.875% 11/15/2046	27,970	20,221
U.S. Treasury 2.875% 5/15/2049[16]	4,051	2,879
U.S. Treasury 4.00% 11/15/2052	9,612	8,422
U.S. Treasury 3.625% 2/15/2053[16]	27,365	22,354
U.S. Treasury 4.75% 11/15/2053	247,181	245,810
		2,070,660
U.S. Treasury inflation-protected securities 0.15%
U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[17]	45,848	45,092
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[17]	48,212	47,107
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[17]	6,457	6,254
U.S. Treasury Inflation-Protected Security 0.25% 7/15/2029[17]	5,155	4,671
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[16,17]	96,026	77,752
		180,876
Total U.S. Treasury bonds & notes		2,251,536
Asset-backed obligations 1.39%
American Credit Acceptance Receivables Trust, Series 2024-2, Class D, 6.53% 4/12/2030[7,14]	7,281	7,303
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[7,14]	316	309
Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[7,14]	495	497
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[7,14]	6,099	6,044
Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[7,14]	5,149	5,165
AGL CLO, Ltd., Series 2023-24, Class A1, (3-month USD CME Term SOFR + 2.00%) 7.324% 7/25/2036[7,9,14]	11,606	11,725
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD CME Term SOFR + 1.212%) 6.539% 10/16/2030[7,9,14]	4,388	4,391
Allegro CLO, Ltd., Series 2019-2, Class CR, (3-month USD CME Term SOFR + 2.53%) 7.857% 1/19/2033[7,9,14]	2,780	2,783
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 3/15/2027[7,14]	890	889
American Credit Acceptance Receivables Trust, Series 2021-3, Class D, 1.34% 11/15/2027[7,14]	2,344	2,291
American Credit Acceptance Receivables Trust, Series 2024-2, Class C, 6.24% 4/12/2030[7,14]	6,289	6,293
American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75% 8/16/2027[14]	27,949	27,352
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[14]	3,988	3,989
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027[14]	7,972	7,385
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class B, 5.57% 3/20/2028[14]	5,578	5,582
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-3A, Class A, 2.36% 3/20/2026[7,14]	3,125	3,053
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class D, 3.34% 8/20/2026[7,14]	8,500	8,059
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[7,14]	25,617	24,104
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[7,14]	1,453	1,379
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class C, 4.25% 2/20/2027[7,14]	4,605	4,445
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[7,14]	29,959	27,349
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027[7,14]	1,699	1,549
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027[7,14]	551	504
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class D, 3.71% 8/20/2027[7,14]	5,000	4,495
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[7,14]	10,793	10,804
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4, Class A, 5.49% 6/20/2029[7,14]	12,400	12,300
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[7,14]	23,741	23,806
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8, Class A, 6.02% 2/20/2030[7,14]	3,150	3,188
The Income Fund of America — Page 45 of 60

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030[7,14]	USD7,930	$7,817
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class B, 5.85% 6/20/2030[7,14]	1,507	1,496
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-3, Class A, 5.23% 12/20/2030[7,14]	8,000	7,812
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-3, Class B, 5.58% 12/20/2030[7,14]	1,671	1,637
Ballyrock, Ltd., CLO, Series 2019-2A, Class A1R, (3-month USD CME Term SOFR + 1.40%) 6.714% 2/20/2036[7,9,14]	19,810	19,804
Bank of America Credit Card Trust, Series 2022-A2, Class A2, 5.00% 4/17/2028[14]	14,798	14,715
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[7,14]	495	472
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046[7,14]	7,117	6,275
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[7,14]	1,079	940
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028[14]	1,507	1,498
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029[14]	987	978
CarMax Auto Owner Trust, Series 2021-1, Class C, 0.94% 12/15/2026[14]	313	299
CarMax Auto Owner Trust, Series 2024-2, Class A2A, 5.65% 5/17/2027[14]	8,798	8,799
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28% 7/15/2027[14]	307	294
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[14]	285	268
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 9/11/2028[14]	1,948	1,852
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[7,14]	11,272	9,910
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037[7,14]	6,903	5,933
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/2037[7,14]	13,566	11,889
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[7,14]	1,089	1,014
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD CME Term SOFR + 1.231%) 6.556% 7/27/2030[7,9,14]	5,832	5,837
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[7,14]	23,958	22,470
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[7,14]	5,814	4,994
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[7,14]	5,327	4,903
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[7,14]	567	465
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[7,14]	15,080	13,646
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061[7,14]	2,847	2,507
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[7,14]	23,129	22,586
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 8/15/2062[7,14]	19,138	18,504
Chase Auto Owner Trust, Series 2024-2, Class A2, 5.66% 5/26/2027[7,14]	10,260	10,258
Chase Auto Owner Trust, Series 2024-1, Class A4, 5.05% 10/25/2029[7,14]	10,983	10,848
Chase Issuance Trust, Series 2024-A1, Class A, 4.60% 1/16/2029[14]	21,449	21,107
Chase Issuance Trust, Series 2024-A2, Class A, 4.63% 1/15/2031[14]	6,712	6,567
Citibank Credit Card Issuance Trust, Series 2023-A1, Class A1, 5.23% 12/8/2027[14]	9,105	9,068
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[7,14]	3,366	3,001
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[7,14]	2,064	1,838
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[7,14]	8,791	7,862
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046[7,14]	13,861	12,172
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046[7,14]	538	469
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 12/15/2026[7,14]	467	458
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028[7,14]	371	370
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030[7,14]	549	546
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030[7,14]	197	196
Credit Acceptance Auto Loan Trust, Series 2023-3, Class A, 6.39% 8/15/2033[7,14]	3,687	3,720
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD CME Term SOFR + 0.254%) 5.575% 1/15/2037[9,14]	218	198
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD CME Term SOFR + 0.264%) 5.585% 2/15/2037[9,14]	376	353
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027[14]	6,421	6,418
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 1/16/2029[14]	3,523	3,421
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029[14]	1,830	1,815
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031[14]	3,253	3,220
DriveTime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 6/15/2026[7,14]	158	157
The Income Fund of America — Page 46 of 60

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
DriveTime Auto Owner Trust, Series 2021-1, Class C, 0.84% 10/15/2026[7,14]	USD196	$195
DriveTime Auto Owner Trust, Series 2022-3, Class A, 6.05% 10/15/2026[7,14]	2,969	2,970
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/2026[7,14]	671	649
DriveTime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2/16/2027[7,14]	554	550
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027[7,14]	1,247	1,201
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[7,14]	3,625	3,626
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD CME Term SOFR + 1.242%) 6.570% 4/15/2028[7,9,14]	7,471	7,476
Dryden Senior Loan Fund, CLO, Series 2022-113, Class A1R, (3-month USD CME Term SOFR + 1.63%) 6.955% 10/20/2035[7,9,14]	10,050	10,075
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[7,14]	1,313	1,158
Enterprise Fleet Financing, LLC, Series 2024-2, Class A2, 5.74% 12/20/2026[7,14]	1,861	1,860
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 1/20/2028[7,14]	4,596	4,538
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029[7,14]	3,349	3,255
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[7,14]	6,515	6,435
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[7,14]	8,469	8,468
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030[7,14]	2,471	2,435
Enterprise Fleet Financing, LLC, Series 2024-2, Class A4, 5.69% 12/20/2030[7,14]	3,023	3,029
Exeter Automobile Receivables Trust, Series 2020-1, Class D, 2.73% 12/15/2025[7,14]	344	341
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 7/15/2026[14]	466	464
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027[14]	8,065	7,712
Exeter Automobile Receivables Trust, Series 2023-3, Class C, 6.21% 6/15/2028[14]	1,013	1,014
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028[14]	3,084	3,057
Exeter Automobile Receivables Trust, Series 2022-4A, Class C, 4.92% 12/15/2028[14]	3,484	3,457
Exeter Automobile Receivables Trust, Series 2023-3, Class D, 6.68% 4/16/2029[14]	1,839	1,849
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030[14]	3,191	3,145
Exeter Automobile Receivables Trust, Series 2024-1, Class D, 5.84% 6/17/2030[14]	5,167	5,101
Exeter Automobile Receivables Trust, Series 2023-3, Class E, 9.98% 1/15/2031[7,14]	1,014	1,061
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[7,14]	7,365	6,886
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[7,14]	4,208	4,034
Flagship Credit Auto Trust, Series 2022-4, Class A2, 6.15% 9/15/2026[7,14]	2,202	2,204
Flagship Credit Auto Trust, Series 2023-3, Class C, 6.01% 7/16/2029[7,14]	733	731
Flagship Credit Auto Trust, Series 2023-3, Class D, 6.58% 8/15/2029[7,14]	371	370
Flatiron CLO, Ltd., Series 2024-1, Class A1, (3-month USD CME Term SOFR + 1.32%) 6.645% 7/15/2036[7,9,14]	7,932	7,932
Ford Credit Auto Lease Trust, Series 2024-A, Class A4, 5.05% 6/15/2027[14]	1,053	1,039
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[7,14]	3,650	3,588
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[7,14]	15,214	14,794
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[7,14]	13,385	13,321
Ford Credit Auto Owner Trust, Series 2024-1, Class A, 4.87% 8/15/2036[7,14]	30,500	29,893
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[7,14]	3,153	2,837
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[7,14]	1,365	1,195
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046[7,14]	103	84
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[7,14]	7,319	6,743
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[7,14]	13,372	12,285
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[7,14]	22,405	19,850
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[7,14]	19,282	17,211
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[7,14]	1,810	1,585
GLS Auto Receivables Trust, Series 2024-1, Class B, 5.49% 7/17/2028[7,14]	3,571	3,544
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029[7,14]	905	902
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029[7,14]	818	819
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029[7,14]	2,606	2,580
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029[7,14]	1,674	1,650
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026[14]	3,244	3,237
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036[7,14]	17,961	18,228
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028[14]	4,745	4,691
The Income Fund of America — Page 47 of 60

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
GMF Floorplan Owner Revolving Trust, Series 2024-1, Class A1, 5.13% 3/15/2029[7,14]	USD4,075	$4,042
GoldenTree Loan Opportunities XI, Ltd., CLO, Series 2015-11A, Class AR2, (3-month USD CME Term SOFR + 1.332%) 6.659% 1/18/2031[7,9,14]	1,945	1,947
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class A2, (3-month USD CME Term SOFR + 1.55%) 6.877% 4/20/2033[7,9,14]	4,839	4,841
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class C, (3-month USD CME Term SOFR + 2.30%) 7.602% 4/20/2033[7,9,14]	3,515	3,524
Harbor Park CLO, Ltd., Series 2018-1, Class CR, (3-month USD CME Term SOFR + 2.05%) 7.376% 1/20/2031[7,9,14]	2,834	2,843
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[4,7,14]	10,370	10,370
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[7,14]	22,756	22,299
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[7,14]	3,534	3,463
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[7,14]	1,744	1,709
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 6/25/2026[7,14]	7,673	7,414
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026[7,14]	15,340	14,986
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027[7,14]	1,008	1,008
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[7,14]	18,858	16,975
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[7,14]	3,369	3,042
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[7,14]	1,850	1,676
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028[7,14]	8,300	7,492
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028[7,14]	3,583	3,181
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028[7,14]	7,264	6,813
Hertz Vehicle Financing III, LLC, Series 2022-5, Class D, 6.78% 9/25/2028[7,14]	2,688	2,474
Hertz Vehicle Financing III, LLC, Series 2023-2, Class A, 5.57% 9/25/2029[7,14]	12,400	12,228
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030[7,14]	12,317	12,396
Honda Auto Receivables Owner Trust, Series 2023-1, Class A2, 5.22% 10/21/2025[14]	1,331	1,329
Honda Auto Receivables Owner Trust, Series 2023-3, Class A2, 5.71% 3/18/2026[14]	11,182	11,189
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[14]	2,567	2,554
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4, 5.07% 2/15/2028[7,14]	1,603	1,590
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029[14]	5,082	5,035
Jamestown CLO, Ltd., Series 2019-1, Class A1R, (3-month USD CME Term SOFR + 1.20%) 6.525% 4/20/2032[7,9,14]	7,293	7,298
Jamestown CLO, Ltd., Series 2019-1, Class A2BR, (3-month USD CME Term SOFR + 1.85%) 7.18% 4/20/2032[7,9,14]	3,826	3,826
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028[14]	4,612	4,562
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[7,14]	821	819
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027[7,14]	4,874	4,894
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD CME Term SOFR + 1.262%) 6.586% 7/21/2030[7,9,14]	18,176	18,209
Mission Lane Credit Card Master Trust, Series 2022-A, Class A, 6.92% 9/15/2027[7,14]	13,019	13,020
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[7,14]	6,950	6,987
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[7,14]	6,437	5,590
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[7,14]	8,874	7,656
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[7,14]	16,501	14,653
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[7,14]	12,457	11,211
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[7,14]	6,885	6,187
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[7,14]	12,051	10,918
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[7,14]	64,437	56,234
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 6.555% 7/25/2030[7,9,14]	5,561	5,570
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD CME Term SOFR + 1.362%) 6.686% 7/20/2031[7,9,14]	5,332	5,342
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD CME Term SOFR + 1.162%) 6.486% 4/20/2029[7,9,14]	173	173
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD CME Term SOFR + 1.062%) 6.39% 10/15/2029[7,9,14]	9,248	9,262
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD CME Term SOFR + 1.662%) 6.99% 10/15/2029[7,9,14]	8,409	8,400
PFS Financing Corp., Series 2022-D, Class B, 4.90% 8/16/2027[7,14]	431	425
The Income Fund of America — Page 48 of 60

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[7,14]	USD13,351	$13,264
PFS Financing Corp., Series 2023-C, Class A, 5.52% 10/16/2028[7,14]	4,314	4,304
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2036[14]	4,926	4,491
Prestige Auto Receivables Trust, Series 2024-1, Class C, 5.73% 3/15/2029[7,14]	1,492	1,486
Prestige Auto Receivables Trust, Series 2024-1, Class D, 6.21% 2/15/2030[7,14]	845	842
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD CME Term SOFR + 1.202%) 6.53% 10/15/2030[7,9,14]	12,280	12,280
Santander Drive Auto Receivables Trust, Series 2022-5, Class A3, 4.11% 8/17/2026[14]	2,276	2,272
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 11/16/2026[14]	515	509
Santander Drive Auto Receivables Trust, Series 2024-1, Class A2, 5.71% 2/16/2027[14]	6,949	6,948
Santander Drive Auto Receivables Trust, Series 2023-4, Class A2, 6.18% 2/16/2027[14]	3,712	3,720
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[14]	2,542	2,523
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 7/15/2027[14]	2,688	2,614
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95% 9/15/2027[14]	364	364
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 9/15/2027[14]	3,708	3,584
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028[14]	1,493	1,485
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[14]	2,374	2,341
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3, 5.63% 11/15/2028[14]	10,450	10,434
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028[14]	9,527	9,617
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45% 3/15/2030[14]	745	736
SBNA Auto Lease Trust, Series 2024-A, Class A2, 5.45% 1/20/2026[7,14]	7,738	7,723
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026[7,14]	8,995	8,965
Santander Drive Auto Receivables Trust, Series 2024-2, Class A2, 5.80% 9/15/2027[14]	15,750	15,743
Santander Drive Auto Receivables Trust, Series 2024-2, Class B, 5.78% 7/16/2029[14]	6,069	6,072
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[7,14]	8,246	8,234
SFS Auto Receivables Securitization Trust, Series 2023-1, Class B, 5.71% 1/22/2030[7,14]	1,034	1,036
SFS Auto Receivables Securitization Trust, Series 2023-1, Class C, 5.97% 2/20/2031[7,14]	1,637	1,644
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046[7,14]	7,404	6,479
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046[7,14]	1,363	1,182
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[7,14]	9,027	8,003
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[7,14]	12,492	11,683
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[7,14]	6,342	5,831
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[7,14]	3,937	3,675
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[7,14]	3,816	3,541
Stratus Static CLO, Ltd., Series 2022-3, Class AR, (3-month USD CME Term SOFR + 1.30%) 6.618% 10/20/2031[7,9,14]	8,812	8,823
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[7,14]	3,210	3,014
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[14]	6,264	6,268
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[7,14]	3,835	3,466
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045[7,14]	5,453	5,070
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[7,14]	6,445	5,802
Textainer Marine Containers, Ltd., Series 2020-3, Class A, 2.11% 9/20/2045[7,14]	835	752
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046[7,14]	11,183	9,789
Textainer Marine Containers, Ltd., Series 2021-1, Class B, 2.52% 2/20/2046[7,14]	481	418
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[7,14]	15,265	13,511
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045[7,14]	6,256	5,613
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046[7,14]	4,949	4,237
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046[7,14]	178	153
TIF Funding II, LLC, Series 2024-1, Class C, 6.31% 4/20/2049[7,14]	611	601
T-Mobile US Trust, Series 2024-1, Class A, 5.05% 9/20/2029[7,14]	12,824	12,729
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/2033[7,14]	18,828	17,999
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028[14]	9,606	9,557
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A4, 5.01% 2/15/2029[14]	3,718	3,681
Toyota Lease Owner Trust, Series 2023-A, Class A2, 5.30% 8/20/2025[7,14]	4,548	4,543
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[7,14]	21,625	19,135
The Income Fund of America — Page 49 of 60

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[7,14]	USD11,805	$10,230
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046[7,14]	451	389
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[14]	19,090	18,968
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028[14]	8,584	8,515
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026)[8,14]	17,018	16,737
Verizon Master Trust, Series 2024-3, Class A1A, 5.34% 4/22/2030[14]	19,500	19,536
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031[7,14]	20,266	19,890
Voya CLO, Ltd., Series 2018-3, Class A1R2, (3-month USD CME Term SOFR + 1.20%) 6.524% 10/15/2031[7,9,14]	6,766	6,766
Voya CLO, Ltd., Series 2018-3, Class BR2, (3-month USD CME Term SOFR + 1.80%) 7.124% 10/15/2031[7,9,14]	3,478	3,478
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028[7,14]	579	576
VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.77% 7/15/2030[7,14]	1,295	1,283
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2/17/2026[7,14]	3,640	3,610
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[7,14]	1,696	1,695
Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 7/15/2026[7,14]	3,706	3,667
Westlake Automobile Receivables Trust, Series 2023-2, Class A2A, 5.87% 7/15/2026[7,14]	5,084	5,084
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 12/15/2026[7,14]	4,413	4,246
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[7,14]	8,177	8,188
Westlake Automobile Receivables Trust, Series 2022-1A, Class D, 3.49% 3/15/2027[7,14]	2,924	2,834
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[7,14]	1,754	1,747
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028[7,14]	5,588	5,594
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028[7,14]	3,579	3,579
Westlake Automobile Receivables Trust, Series 2024-1, Class C, 5.65% 2/15/2029[7,14]	2,094	2,077
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029[7,14]	1,993	1,997
Westlake Automobile Receivables Trust, Series 2024-1, Class D, 6.02% 10/15/2029[7,14]	2,813	2,802
Wheels Fleet Lease Funding, LLC, Series 2024-1, Class A1, 5.49% 2/18/2039[7,14]	7,780	7,741
Wind River CLO, Ltd., Series 2015-1A, Class A1R3, (3-month USD CME Term SOFR + 1.20%) 6.525% 10/20/2030[7,9,14]	6,447	6,447
Wind River CLO, Ltd., Series 2015-1, Class BR3, (3-month USD CME Term SOFR + 1.80%) 7.125% 10/20/2030[7,9,14]	8,000	8,005
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030[14]	17,652	17,408
		1,657,594
Municipals 0.28% California 0.01%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.158% 6/1/2026	2,170	2,021
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.332% 6/1/2027	3,010	2,735
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034	785	641
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.293% 6/1/2042	1,855	1,368
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.00% 6/1/2046	3,490	3,191
		9,956
Guam 0.00%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 3.839% 10/1/2036	400	325
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 4.46% 10/1/2043	525	409
		734
The Income Fund of America — Page 50 of 60

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) Illinois 0.23%	Principal amount (000)	Value (000)
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029	USD28,045	$27,411
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2015-C, 5.25% 12/1/2039	120	120
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039	54,555	51,235
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040	11,385	10,963
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 12/15/2025	23,140	21,408
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2026	110	112
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2026	100	102
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2028	650	678
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 12/1/2028	800	834
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2029	300	313
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 12/1/2029	550	574
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2030	220	225
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2030	200	209
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-D, 5.00% 12/1/2031	100	102
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2031	350	366
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2032	350	365
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2033	200	209
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 12/1/2036	100	101
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 12/1/2044	140	139
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 12/1/2046	390	383
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 12/1/2042	190	189
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 12/1/2031	350	251
G.O. Bonds, Series 2013-B, 4.91% 4/1/2027	1,100	1,085
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	155,890	152,379
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2/1/2035	3,194	3,296
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 6.725% 4/1/2035	3,808	3,952
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 7.35% 7/1/2035	300	317
		277,318
The Income Fund of America — Page 51 of 60

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) Ohio 0.02%	Principal amount (000)	Value (000)
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	USD27,365	$23,263
Wisconsin 0.02%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	22,560	20,472
Total municipals		331,743
Bonds & notes of governments & government agencies outside the U.S. 0.16%
Abu Dhabi (Emirate of) 2.50% 4/16/2025[7]	7,800	7,582
Abu Dhabi (Emirate of) 3.125% 4/16/2030[7]	7,800	7,004
Abu Dhabi (Emirate of) 1.70% 3/2/2031[7]	1,700	1,370
Abu Dhabi (Emirate of) 3.875% 4/16/2050[7]	5,350	4,035
Chile (Republic of) 4.85% 1/22/2029	9,135	8,922
Colombia (Republic of) 7.50% 2/2/2034	8,970	8,844
Colombia (Republic of) 8.00% 11/14/2035	8,000	8,084
European Investment Bank 0.75% 10/26/2026	9,910	8,938
Indonesia Asahan Aluminium (Persero) PT 5.80% 5/15/2050[7]	1,510	1,340
Morocco (Kingdom of) 3.00% 12/15/2032[7]	6,000	4,689
Morocco (Kingdom of) 4.00% 12/15/2050[7]	6,000	3,958
OMERS Finance Trust 3.50% 4/19/2032[7]	7,941	7,089
OMERS Finance Trust 4.00% 4/19/2052[7]	7,941	6,016
Panama (Republic of) 7.50% 3/1/2031	4,015	4,070
Panama (Republic of) 2.252% 9/29/2032	8,741	6,067
Panama (Republic of) 8.00% 3/1/2038	3,025	3,088
Panama (Republic of) 4.50% 1/19/2063	2,065	1,266
Peru (Republic of) 1.862% 12/1/2032	8,550	6,276
Peru (Republic of) 2.78% 12/1/2060	12,800	6,766
Swedish Export Credit Corp. 3.625% 9/3/2024	11,420	11,341
United Mexican States 2.659% 5/24/2031	9,162	7,451
United Mexican States 3.50% 2/12/2034	3,900	3,132
United Mexican States 6.00% 5/7/2036	58,740	56,686
United Mexican States 3.771% 5/24/2061	5,180	3,158
		187,172
Total bonds, notes & other debt instruments (cost: $29,872,662,000)		28,471,414
Short-term securities 7.13% Money market investments 6.95%	Shares
Capital Group Central Cash Fund 5.37%[2,18]	83,029,442	8,302,944
Money market investments purchased with collateral from securities on loan 0.18%
Capital Group Central Cash Fund 5.37%[2,18,19]	1,079,724	107,973
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[18,19]	16,852,386	16,852
BlackRock Liquidity Funds – FedFund, Institutional Shares 5.18%[18,19]	12,900,000	12,900
Dreyfus Treasury Obligations Cash Management, Institutional Shares 5.19%[18,19]	12,900,000	12,900
Fidelity Investments Money Market Government Portfolio, Class I 5.20%[18,19]	12,900,000	12,900
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.21%[18,19]	12,900,000	12,900
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 5.22%[18,19]	12,900,000	12,900
The Income Fund of America — Page 52 of 60

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Short-term securities (continued) Money market investments purchased with collateral from securities on loan (continued)	Shares	Value (000)
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 5.25%[18,19]	12,900,000	$12,900
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25%[18,19]	12,900,000	12,900
		215,125
Total short-term securities (cost: $8,517,300,000)		8,518,069
Total investment securities 100.95% (cost: $96,313,590,000)		120,599,183
Other assets less liabilities (0.95)%		(1,131,611)
Net assets 100.00%		$119,467,572
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 4/30/2024 (000)
30 Day Federal Funds Futures	Short	4,996	5/1/2024	USD(1,970,872)	$2,205
3 Month SOFR Futures	Long	750	3/19/2025	178,012	(921)
2 Year U.S. Treasury Note Futures	Long	18,321	7/3/2024	3,712,865	(23,693)
5 Year U.S. Treasury Note Futures	Long	6,824	7/3/2024	714,761	(653)
10 Year French Government Bond Futures	Long	1,386	6/10/2024	185,588	(3,305)
10 Year Euro-Bund Futures	Short	1,345	6/10/2024	(186,715)	3,271
10 Year U.S. Treasury Note Futures	Long	5,235	6/28/2024	576,995	(9,378)
10 Year U.S. Treasury Note Futures	Long	1,643	6/28/2024	176,520	(1,868)
20 Year U.S. Treasury Bond Futures	Short	942	6/28/2024	(107,211)	4,662
30 Year Ultra U.S. Treasury Bond Futures	Long	4,622	6/28/2024	552,618	(32,057)
					$(61,737)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 4/30/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	135,407	EUR	125,000	Morgan Stanley	5/2/2024	$1,996
USD	135,178	EUR	125,000	JPMorgan Chase	5/2/2024	1,768
USD	80,762	EUR	75,000	Citibank	5/2/2024	716
EUR	325,000	USD	347,978	Morgan Stanley	5/2/2024	(1,110)
USD	348,475	EUR	325,000	Morgan Stanley	6/7/2024	1,083
						$4,453
The Income Fund of America — Page 53 of 60

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Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 4/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 4/30/2024 (000)
CDX.NA.HY.41	5.00%	Quarterly	12/20/2028	USD126,576	$(7,657)	$(6,929)	$(728)
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount[20] (000)	Value at 4/30/2024[21] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 4/30/2024 (000)
CDX.NA.HY.42	5.00%	Quarterly	6/20/2029	USD197,825	$11,551	$10,341	$1,210
CDX.NA.IG.42	1.00%	Quarterly	6/20/2029	104,169	2,183	2,312	(129)
					$13,734	$12,653	$1,081
Investments in affiliates2

	Value at 8/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2024 (000)	Dividend or interest income (000)
Common stocks 1.13%
Financials 0.06%
Islandsbanki hf.	$53,553	$33,000	$—	$—	$(11,790)	$74,763	$4,643
Consumer staples 0.01%
Viva Wine Group AB1	12,846	—	—	—	2,103	14,949	—
Health care 0.05%
Rotech Healthcare, Inc.[3,4,6]	57,033	—	—	—	—	57,033	—
Information technology 0.12%
Diebold Nixdorf, Inc.[3]	—	225,804	— [5]	— [5]	(82,649)	143,155	—
Industrials 0.00%
ManpowerGroup, Inc.[22]	214,777	—	122,427	(9,684)	543	—	3,172
Utilities 0.68%
Brookfield Infrastructure Partners, LP	1,060,561	4,628	—	—	(261,431)	803,758	34,746
Consumer discretionary 0.18%
Domino’s Pizza Group PLC	136,743	—	—	—	(12,228)	124,515	4,081
Puuilo OYJ	45,040	—	—	—	15,086	60,126	991
Party City Holdco, Inc.[3,4]	—	13,110	—	—	16,246	29,356	—
Party City Holdco, Inc.[3,4,7]	—	98	—	—	195	293	—
						214,290
Materials 0.03%
Venator Materials PLC[3,4]	—	112,358	—	—	(74,586)	37,772	—
Total common stocks						1,345,720
Bonds, notes & other debt instruments 0.18%
Consumer discretionary 0.02%
Party City Holdings, Inc. 12.00% PIK 12/31/2028[7,13]	—	25,932	—	—	1,556	27,488	1,965
The Income Fund of America — Page 54 of 60

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Investments in affiliates2 (continued)

	Value at 8/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2024 (000)	Dividend or interest income (000)
Information technology 0.16%
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 7.50%) 12.822% 8/11/2028[7,9,10]	$—	$211,520	$31,244	$477	$7,702	$188,455	$16,515
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.479% 7/15/2025[23]	17,829	—	62,806	—	44,977	—	(344)
						188,455
Total bonds, notes & other debt instruments						215,943
Short-term securities 7.04%
Money market investments 6.95%
Capital Group Central Cash Fund 5.37%[18]	8,560,020	14,659,221	14,917,504	1,174	33	8,302,944	390,107
Money market investments purchased with collateral from securities on loan 0.09%
Capital Group Central Cash Fund 5.37%[18,19]	36,660	71,313 [24]				107,973	— [25]
Total short-term securities						8,410,917
Total 8.35%				$(8,033)	$(354,243)	$9,972,580	$455,876
Restricted securities6

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.[2,3,4]	11/26/2014	$19,660	$57,033	.05%
Ascent Resources - Utica, LLC, Class A4	4/25/2016-11/15/2016	56,848	38,498.03
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.459% 9/13/2029[9,10]	9/13/2023	33,096	33,896.03
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.571% 9/13/2029[9,10]	9/13/2023-3/13/2024	185	186	.00 [26]
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[4,8]	6/23/2023	11,167	11,202.01
Total		$120,956	$140,815	.12%
The Income Fund of America — Page 55 of 60

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[1]	All or a portion of this security was on loan. The total value of all such securities was $239,407,000, which represented .20% of the net assets of the fund.
[2]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[3]	Security did not produce income during the last 12 months.
[4]	Value determined using significant unobservable inputs.
[5]	Amount less than one thousand.
[6]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $140,815,000, which represented .12% of the net assets of the fund.

[7]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $12,384,083,000, which represented 10.37% of the net assets of the fund.

[8]	Step bond; coupon rate may change at a later date.
[9]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[10]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $776,767,000, which represented .65% of the net assets of the fund.

[11]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[12]	Scheduled interest and/or principal payment was not received.
[13]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[14]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[15]	Purchased on a TBA basis.
[16]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $104,213,000, which represented .09% of the net assets of the fund.
[17]	Index-linked bond whose principal amount moves with a government price index.
[18]	Rate represents the seven-day yield at 4/30/2024.
[19]	Security purchased with cash collateral from securities on loan.
[20]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[21]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

[22]	Affiliated issuer during the reporting period but no longer an affiliate at 4/30/2024. Refer to the investment portfolio for the security value at 4/30/2024.
[23]	Affiliated issuer during the reporting period but no longer held at 4/30/2024.
[24]	Represents net activity.
[25]	Dividend income is included with securities lending income and is not shown in this table.
[26]	Amount less than .01%.
The Income Fund of America — Page 56 of 60

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $12,421,613,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $659,192,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.  As of April 30, 2024, the fund did not have any interest rate swaps. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $624,306,000 and $297,597,000, respectively.
The Income Fund of America — Page 57 of 60

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Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following page present the fund’s valuation levels as of April 30, 2024 (dollars in thousands):
The Income Fund of America — Page 58 of 60

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	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$13,098,776	$3,030,066	$— *	$16,128,842
Consumer staples	8,980,958	1,768,248	—	10,749,206
Health care	6,540,952	2,349,037	57,033	8,947,022
Information technology	6,950,494	1,850,794	—	8,801,288
Energy	7,573,931	953,210	46,130	8,573,271
Industrials	4,417,785	3,229,652	—	7,647,437
Utilities	4,515,052	1,256,099	—	5,771,151
Consumer discretionary	3,705,632	1,602,362	29,649	5,337,643
Communication services	2,176,144	2,127,782	—	4,303,926
Materials	2,547,003	1,049,017	37,772	3,633,792
Real estate	3,171,951	172,119	—	3,344,070
Preferred securities	162,784	802	5,072	168,658
Rights & warrants	—	891	— *	891
Convertible stocks	180,363	—	—	180,363
Convertible bonds & notes	—	22,140	—	22,140
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	—	19,150,835	29,611	19,180,446
Mortgage-backed obligations	—	4,839,447	23,476	4,862,923
U.S. Treasury bonds & notes	—	2,251,536	—	2,251,536
Asset-backed obligations	—	1,647,224	10,370	1,657,594
Municipals	—	331,743	—	331,743
Bonds & notes of governments & government agencies outside the U.S.	—	187,172	—	187,172
Short-term securities	8,518,069	—	—	8,518,069
Total	$72,539,894	$47,820,176	$239,113	$120,599,183

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$10,138	$—	$—	$10,138
Unrealized appreciation on open forward currency contracts	—	5,563	—	5,563
Unrealized appreciation on centrally cleared credit default swaps	—	1,210	—	1,210
Liabilities:
Unrealized depreciation on futures contracts	(71,875)	—	—	(71,875)
Unrealized depreciation on open forward currency contracts	—	(1,110)	—	(1,110)
Unrealized depreciation on centrally cleared credit default swaps	—	(857)	—	(857)
Total	$(61,737)	$4,806	$—	$(56,931)
*
Amount less than one thousand.
†
Futures contracts, forward currency contracts and credit default swaps are not included in the fund’s investment portfolio.
The Income Fund of America — Page 59 of 60

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Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
EUR = Euros
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
GBP = British pounds
GDR = Global Depositary Receipts
LIBOR = London Interbank Offered Rate
PIK = Payment In Kind
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP3-006-0624O-S96451
The Income Fund of America — Page 60 of 60